UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1.

Reports to Stockholders

Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Tactical Bond ETF
Fidelity® Total Bond ETF

Semi-Annual Report
February 28, 2023

Contents

Fidelity® Corporate Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Investment Grade Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Investment Grade Securitized ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Limited Term Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Low Duration Bond Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Tactical Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Total Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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Fidelity® Corporate Bond ETF
Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 21.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Corporate Bond ETF
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 88.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
3.55% 9/15/55	322,000	218,124
3.65% 9/15/59	295,000	199,787
4.3% 2/15/30	412,000	386,487
4.5% 5/15/35	293,000	263,543
Level 3 Financing, Inc. 3.4% 3/1/27 (b)	361,000	303,000
Verizon Communications, Inc.:
2.1% 3/22/28	218,000	188,156
2.55% 3/21/31	312,000	255,212
3.7% 3/22/61	415,000	291,740
4.4% 11/1/34	412,000	374,524
		2,480,573
Entertainment - 0.1%
The Walt Disney Co. 4.75% 11/15/46	204,000	187,900
Media - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	443,000	364,376
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	208,000	127,186
3.85% 4/1/61	300,000	176,684
4.2% 3/15/28	178,000	163,587
5.375% 5/1/47	338,000	269,269
Comcast Corp. 2.937% 11/1/56	335,000	210,120
Discovery Communications LLC 4.125% 5/15/29	295,000	264,276
Fox Corp.:
3.5% 4/8/30	218,000	191,694
5.476% 1/25/39	78,000	71,680
Magallanes, Inc.:
3.755% 3/15/27 (b)	222,000	203,648
4.054% 3/15/29 (b)	129,000	115,359
4.279% 3/15/32 (b)	397,000	342,735
5.05% 3/15/42 (b)	171,000	138,533
5.141% 3/15/52 (b)	416,000	326,104
5.391% 3/15/62 (b)	385,000	300,304
Time Warner Cable LLC:
4.5% 9/15/42	273,000	203,724
5.875% 11/15/40	354,000	312,619
7.3% 7/1/38	538,000	539,208
		4,321,106
Wireless Telecommunication Services - 1.2%
Rogers Communications, Inc.:
3.8% 3/15/32 (b)	389,000	339,783
4.3% 2/15/48	100,000	76,797
4.55% 3/15/52 (b)	304,000	242,453
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	242,000	204,532
2.7% 3/15/32	380,000	308,020
3.75% 4/15/27	412,000	387,336
Vodafone Group PLC 3.25% 6/4/81 (c)	250,000	218,100
		1,777,021
TOTAL COMMUNICATION SERVICES		8,766,600
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 1.7%
Ford Motor Co. 3.25% 2/12/32	850,000	642,420
General Motors Co.:
5.4% 4/1/48	500,000	416,988
5.95% 4/1/49	386,000	346,325
General Motors Financial Co., Inc. 3.1% 1/12/32	280,000	222,850
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	390,000	329,962
4.75% 11/13/28 (b)	550,000	534,232
		2,492,777
Distributors - 0.3%
Genuine Parts Co. 2.75% 2/1/32	450,000	363,782
Household Durables - 0.2%
Toll Brothers Finance Corp. 4.375% 4/15/23	269,000	268,532
Specialty Retail - 1.1%
Advance Auto Parts, Inc. 1.75% 10/1/27	338,000	287,023
AutoNation, Inc.:
3.85% 3/1/32	550,000	461,197
4.75% 6/1/30	19,000	17,650
Lowe's Companies, Inc.:
3.65% 4/5/29	291,000	265,843
5.625% 4/15/53	250,000	239,291
O'Reilly Automotive, Inc. 4.35% 6/1/28	416,000	400,752
		1,671,756
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	434,000	344,844
TOTAL CONSUMER DISCRETIONARY		5,141,691
CONSUMER STAPLES - 6.8%
Beverages - 1.3%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36	198,000	185,849
4.9% 2/1/46	368,000	337,557
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	204,000	191,480
4.9% 2/1/46	222,000	203,635
Anheuser-Busch InBev Worldwide, Inc. 4.5% 6/1/50	436,000	384,037
Constellation Brands, Inc. 2.875% 5/1/30	363,000	308,288
Molson Coors Beverage Co. 3% 7/15/26	321,000	296,940
		1,907,786
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	269,000	228,557
Food Products - 2.1%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	1,000,000	875,060
3% 5/15/32 (b)	405,000	308,750
4.375% 2/2/52 (b)	405,000	287,601
5.5% 1/15/30 (b)	530,000	498,860
McCormick & Co., Inc. 1.85% 2/15/31	261,000	202,352
Smithfield Foods, Inc. 3% 10/15/30 (b)	135,000	105,108
Viterra Finance BV 4.9% 4/21/27 (b)	780,000	738,921
		3,016,652
Tobacco - 3.3%
Altria Group, Inc.:
2.45% 2/4/32	440,000	332,130
4.25% 8/9/42	235,000	176,699
4.8% 2/14/29	253,000	242,689
BAT Capital Corp.:
2.259% 3/25/28	404,000	338,470
2.726% 3/25/31	400,000	312,200
3.557% 8/15/27	726,000	661,145
3.984% 9/25/50	440,000	289,082
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	670,000	616,938
4.25% 7/21/25 (b)	250,000	240,341
Philip Morris International, Inc.:
5.625% 11/17/29	380,000	385,044
5.75% 11/17/32	321,000	324,737
Reynolds American, Inc. 4.45% 6/12/25	927,000	902,043
		4,821,518
TOTAL CONSUMER STAPLES		9,974,513
ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
Canadian Natural Resources Ltd.:
4.95% 6/1/47	134,000	116,462
6.25% 3/15/38	350,000	352,746
Cenovus Energy, Inc.:
2.65% 1/15/32	99,000	78,344
3.75% 2/15/52	290,000	205,346
5.4% 6/15/47	288,000	259,262
6.75% 11/15/39	32,000	33,444
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	565,000	566,889
DCP Midstream Operating LP:
3.875% 3/15/23	210,000	209,849
5.125% 5/15/29	515,000	495,724
5.85% 5/21/43 (b)(c)	418,000	413,653
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	356,000	261,667
Enbridge, Inc. 4.25% 12/1/26	214,000	205,224
Energy Transfer LP:
4% 10/1/27	252,000	234,924
4.25% 4/1/24	228,000	224,430
5% 5/15/50	450,000	368,748
5.4% 10/1/47	316,000	271,677
5.8% 6/15/38	123,000	115,243
6% 6/15/48	257,000	236,366
Enterprise Products Operating LP 4.9% 5/15/46	183,000	160,395
Equinor ASA 2.375% 5/22/30	422,000	359,936
Hess Corp.:
4.3% 4/1/27	354,000	338,855
5.6% 2/15/41	410,000	382,955
5.8% 4/1/47	240,000	226,875
6% 1/15/40	405,000	397,711
MPLX LP:
1.75% 3/1/26	351,000	313,887
2.65% 8/15/30	642,000	526,773
5.65% 3/1/53	240,000	220,989
Occidental Petroleum Corp.:
2.9% 8/15/24	86,000	82,345
3.45% 7/15/24	481,000	461,760
Ovintiv, Inc. 7.2% 11/1/31	270,000	283,604
Petroleos Mexicanos:
5.35% 2/12/28	394,000	332,772
6.49% 1/23/27	85,000	77,146
6.5% 3/13/27	280,000	253,512
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25	416,000	405,860
Spectra Energy Partners LP 3.375% 10/15/26	338,000	315,285
Suncor Energy, Inc.:
6.5% 6/15/38	255,000	261,915
6.85% 6/1/39	166,000	177,117
The Williams Companies, Inc.:
4.65% 8/15/32	163,000	151,873
5.3% 8/15/52	37,000	33,429
5.75% 6/24/44	360,000	343,205
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	26,000	22,636
Western Gas Partners LP 4.3% 2/1/30	1,174,000	1,040,097
		11,820,930
FINANCIALS - 33.6%
Banks - 17.6%
AIB Group PLC 4.263% 4/10/25 (b)(c)	250,000	244,226
Banco Santander SA 2.749% 12/3/30	720,000	562,527
Bank of America Corp.:
2.676% 6/19/41 (c)	619,000	424,012
2.884% 10/22/30 (c)	487,000	411,755
3.194% 7/23/30 (c)	495,000	430,099
3.458% 3/15/25 (c)	337,000	329,371
3.705% 4/24/28 (c)	362,000	336,745
4.25% 10/22/26	368,000	353,431
4.45% 3/3/26	350,000	340,283
4.571% 4/27/33 (c)	800,000	743,645
5.015% 7/22/33 (c)	600,000	577,262
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	600,000	592,144
Bank of Nova Scotia 4.5% 12/16/25	336,000	325,653
Barclays PLC:
1.007% 12/10/24 (c)	333,000	320,642
2.645% 6/24/31 (c)	550,000	437,975
2.894% 11/24/32 (c)	920,000	714,316
4.836% 5/9/28	415,000	388,845
5.088% 6/20/30 (c)	200,000	185,275
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	500,000	442,702
1.904% 9/30/28 (b)(c)	670,000	564,599
2.824% 1/26/41 (b)	660,000	434,829
4.625% 3/13/27 (b)	475,000	455,175
BPCE SA:
2.277% 1/20/32 (b)(c)	590,000	451,768
4.875% 4/1/26 (b)	350,000	338,571
Citigroup, Inc.:
2.572% 6/3/31 (c)	296,000	242,816
2.666% 1/29/31 (c)	307,000	255,440
4.3% 11/20/26	381,000	365,341
4.91% 5/24/33 (c)	295,000	279,567
Citizens Financial Group, Inc. 2.638% 9/30/32	397,000	302,424
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	610,000	512,133
Credit Agricole SA 2.811% 1/11/41 (b)	488,000	320,861
Fifth Third Bancorp 8.25% 3/1/38	395,000	492,676
HSBC Holdings PLC:
1.589% 5/24/27 (c)	790,000	691,106
2.357% 8/18/31 (c)	570,000	450,090
2.848% 6/4/31 (c)	400,000	329,060
4.041% 3/13/28 (c)	300,000	280,037
7.39% 11/3/28 (c)	300,000	316,871
Huntington Bancshares, Inc. 2.487% 8/15/36 (c)	748,000	550,649
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	200,000	191,442
JPMorgan Chase & Co.:
2.522% 4/22/31 (c)	456,000	377,042
2.956% 5/13/31 (c)	467,000	392,189
4.912% 7/25/33 (c)	850,000	813,884
4.95% 6/1/45	204,000	187,494
5.717% 9/14/33 (c)	720,000	715,457
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)	600,000	524,033
7.953% 11/15/33 (c)	350,000	383,234
NatWest Group PLC 2.359% 5/22/24 (c)	215,000	213,121
Rabobank Nederland 3.75% 7/21/26	700,000	656,450
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	605,000	526,944
Societe Generale:
1.488% 12/14/26 (b)(c)	325,000	287,937
3% 1/22/30 (b)	555,000	459,483
3.625% 3/1/41 (b)	750,000	504,969
6.221% 6/15/33 (b)(c)	400,000	379,894
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	500,000	487,480
SVB Financial Group 3.125% 6/5/30	197,000	166,208
Synchrony Bank 5.625% 8/23/27	250,000	244,499
UniCredit SpA 1.982% 6/3/27 (b)(c)	625,000	545,062
Wells Fargo & Co.:
2.164% 2/11/26 (c)	366,000	342,054
4.478% 4/4/31 (c)	432,000	406,307
4.65% 11/4/44	384,000	328,278
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	480,000	459,618
Zions Bancorp NA 3.25% 10/29/29	420,000	349,147
		25,737,147
Capital Markets - 5.1%
Ares Capital Corp.:
2.15% 7/15/26	335,000	288,618
3.875% 1/15/26	352,000	326,566
4.2% 6/10/24	406,000	397,284
4.25% 3/1/25	378,000	362,773
Blackstone Holdings Finance Co. LLC 3.5% 9/10/49 (b)	268,000	183,050
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	351,000	318,022
3.091% 5/14/32 (b)(c)	725,000	510,136
3.869% 1/12/29 (b)(c)	250,000	205,045
4.194% 4/1/31 (b)(c)	700,000	555,153
4.55% 4/17/26	250,000	223,346
9.016% 11/15/33 (b)(c)	300,000	315,053
Deutsche Bank AG 4.5% 4/1/25	320,000	308,554
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	731,000	655,152
3.035% 5/28/32 (c)	566,000	445,907
Goldman Sachs Group, Inc. 4.223% 5/1/29 (c)	336,000	314,555
Morgan Stanley:
1.794% 2/13/32 (c)	414,000	315,078
2.239% 7/21/32 (c)	330,000	256,691
2.699% 1/22/31 (c)	266,000	222,218
4.35% 9/8/26	535,000	514,404
4.431% 1/23/30 (c)	400,000	376,541
UBS Group AG 3.126% 8/13/30 (b)(c)	500,000	427,859
		7,522,005
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	350,000	324,687
2.45% 10/29/26	150,000	132,236
3% 10/29/28	151,000	128,669
3.3% 1/30/32	161,000	128,838
3.4% 10/29/33	333,000	259,078
3.85% 10/29/41	470,000	344,096
Ally Financial, Inc.:
2.2% 11/2/28	254,000	206,929
5.75% 11/20/25	141,000	138,023
5.8% 5/1/25	309,000	309,204
7.1% 11/15/27	410,000	425,657
Capital One Financial Corp.:
2.359% 7/29/32 (c)	602,000	442,928
5.247% 7/26/30 (c)	321,000	307,795
5.468% 2/1/29 (c)	114,000	111,921
5.817% 2/1/34 (c)	198,000	192,264
Discover Financial Services:
4.5% 1/30/26	488,000	472,409
6.7% 11/29/32	35,000	36,163
Ford Motor Credit Co. LLC:
3.375% 11/13/25	615,000	566,458
4.063% 11/1/24	350,000	336,508
4.95% 5/28/27	500,000	465,845
Synchrony Financial 4.375% 3/19/24	319,000	314,573
		5,644,281
Diversified Financial Services - 3.7%
Athene Global Funding:
1.45% 1/8/26 (b)	290,000	254,872
1.985% 8/19/28 (b)	380,000	310,480
2.5% 3/24/28 (b)	290,000	246,443
Blackstone Private Credit Fund:
4.7% 3/24/25	556,000	536,254
7.05% 9/29/25 (b)	187,000	187,669
Brixmor Operating Partnership LP:
2.25% 4/1/28	302,000	253,788
4.05% 7/1/30	629,000	556,097
4.125% 5/15/29	365,000	328,786
Corebridge Financial, Inc.:
3.65% 4/5/27 (b)	95,000	88,639
3.85% 4/5/29 (b)	93,000	84,007
3.9% 4/5/32 (b)	231,000	202,128
4.35% 4/5/42 (b)	25,000	20,606
4.4% 4/5/52 (b)	75,000	59,787
Equitable Holdings, Inc.:
4.35% 4/20/28	227,000	215,616
5% 4/20/48	426,000	376,475
Jackson Financial, Inc.:
3.125% 11/23/31	400,000	319,767
4% 11/23/51	485,000	324,530
5.17% 6/8/27	84,000	83,169
5.67% 6/8/32	106,000	103,562
Rexford Industrial Realty LP 2.15% 9/1/31	394,000	304,816
Voya Financial, Inc.:
4.7% 1/23/48 (c)	423,000	358,864
4.8% 6/15/46	204,000	169,557
5.7% 7/15/43	56,000	53,060
		5,438,972
Insurance - 3.4%
American International Group, Inc. 5.75% 4/1/48 (c)	518,000	499,870
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	310,000	237,895
Assurant, Inc. 2.65% 1/15/32	420,000	314,597
Athene Holding Ltd.:
3.45% 5/15/52	250,000	158,983
6.65% 2/1/33	300,000	308,187
Empower Finance 2020 LP 1.776% 3/17/31 (b)	353,000	274,455
Fairfax Financial Holdings Ltd.:
4.85% 4/17/28	285,000	273,189
5.625% 8/16/32 (b)	740,000	703,460
Five Corners Funding Trust II 2.85% 5/15/30 (b)	630,000	532,096
Intact Financial Corp. 5.459% 9/22/32 (b)	447,000	439,163
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	380,000	356,077
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	273,000	187,478
Pacific LifeCorp 5.125% 1/30/43 (b)	309,000	287,592
Unum Group 4.125% 6/15/51	510,000	365,475
		4,938,517
TOTAL FINANCIALS		49,280,922
HEALTH CARE - 6.2%
Biotechnology - 0.7%
AbbVie, Inc. 4.55% 3/15/35	381,000	354,332
Amgen, Inc.:
3.375% 2/21/50	282,000	197,315
5.25% 3/2/30 (e)	78,000	77,620
5.25% 3/2/33 (e)	88,000	87,387
5.65% 3/2/53 (e)	41,000	40,663
5.75% 3/2/63 (e)	75,000	73,965
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	278,000	216,438
		1,047,720
Health Care Providers & Services - 3.1%
Centene Corp.:
2.625% 8/1/31	1,300,000	1,012,977
3% 10/15/30	294,000	239,712
4.25% 12/15/27	160,000	147,848
4.625% 12/15/29	420,000	384,087
Cigna Group:
3.4% 3/15/50	337,000	236,361
4.8% 8/15/38	216,000	198,950
4.9% 12/15/48	40,000	35,976
CVS Health Corp.:
4.78% 3/25/38	246,000	223,476
4.875% 7/20/35	134,000	125,907
HCA Holdings, Inc.:
3.375% 3/15/29 (b)	209,000	183,130
3.625% 3/15/32 (b)	200,000	169,068
4.625% 3/15/52 (b)	370,000	291,093
5.25% 6/15/49	382,000	329,476
Sabra Health Care LP 3.2% 12/1/31	565,000	419,781
Universal Health Services, Inc.:
2.65% 10/15/30	388,000	315,976
2.65% 1/15/32	275,000	213,518
		4,527,336
Pharmaceuticals - 2.4%
AstraZeneca PLC 6.45% 9/15/37	276,000	311,964
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	447,000	432,336
4.375% 12/15/28 (b)	410,000	385,446
Elanco Animal Health, Inc.:
5.772% 8/28/23	608,000	605,774
6.4% 8/28/28 (c)	452,000	431,601
Mylan NV 4.55% 4/15/28	350,000	326,293
Utah Acquisition Sub, Inc. 3.95% 6/15/26	517,000	483,490
Viatris, Inc.:
2.7% 6/22/30	535,000	424,133
4% 6/22/50	280,000	180,605
		3,581,642
TOTAL HEALTH CARE		9,156,698
INDUSTRIALS - 4.0%
Aerospace & Defense - 1.2%
BAE Systems PLC 1.9% 2/15/31 (b)	525,000	413,448
The Boeing Co.:
5.04% 5/1/27	558,000	549,605
5.15% 5/1/30	888,000	859,288
		1,822,341
Air Freight & Logistics - 0.2%
FedEx Corp. 4.05% 2/15/48	348,000	267,090
Airlines - 0.7%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	427,297	399,685
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	167,926	150,874
American Airlines, Inc. 3.75% 4/15/27	136,730	127,996
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	192,868	158,750
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	162,347	145,427
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	85,423	81,645
		1,064,377
Machinery - 0.7%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	250,000	230,208
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	438,000	412,315
3.45% 11/15/26	456,000	421,270
		1,063,793
Road & Rail - 0.3%
CSX Corp. 4.75% 11/15/48	402,000	362,940
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.875% 1/15/32	440,000	345,423
3.25% 3/1/25	331,000	314,106
		659,529
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	219,000	182,477
4.25% 4/15/26 (b)	175,000	162,399
5.5% 1/15/26 (b)	312,000	301,918
		646,794
TOTAL INDUSTRIALS		5,886,864
INFORMATION TECHNOLOGY - 4.0%
Electronic Equipment & Components - 1.1%
Dell International LLC/EMC Corp.:
3.45% 12/15/51 (b)	385,000	235,305
4.9% 10/1/26	396,000	387,281
6.02% 6/15/26	440,000	445,416
Vontier Corp. 2.95% 4/1/31	632,000	481,489
		1,549,491
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	544,000	483,125
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	302,000	255,945
2.45% 2/15/31 (b)	175,000	138,668
2.6% 2/15/33 (b)	542,000	409,634
3.5% 2/15/41 (b)	363,000	259,768
Micron Technology, Inc.:
2.703% 4/15/32	395,000	299,706
4.185% 2/15/27	401,000	379,581
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	337,000	315,685
		2,058,987
Software - 1.2%
Oracle Corp.:
2.3% 3/25/28	408,000	354,070
2.5% 4/1/25	332,000	313,019
2.875% 3/25/31	190,000	157,523
3.95% 3/25/51	430,000	308,862
4.3% 7/8/34	347,000	304,684
Roper Technologies, Inc. 2.95% 9/15/29	389,000	338,188
		1,776,346
TOTAL INFORMATION TECHNOLOGY		5,867,949
MATERIALS - 1.2%
Chemicals - 1.0%
Celanese U.S. Holdings LLC 6.165% 7/15/27	580,000	575,701
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	352,000	294,700
3.468% 12/1/50 (b)	382,000	251,240
LYB International Finance III LLC 2.25% 10/1/30	368,000	294,171
		1,415,812
Containers & Packaging - 0.2%
Avery Dennison Corp. 4.875% 12/6/28	325,000	317,852
TOTAL MATERIALS		1,733,664
REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Agree LP 4.8% 10/1/32	441,000	412,468
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	381,000	282,400
4.7% 7/1/30	75,000	72,160
American Homes 4 Rent LP:
3.375% 7/15/51	45,000	29,250
4.3% 4/15/52	71,000	54,413
Camden Property Trust:
2.8% 5/15/30	65,000	55,827
3.15% 7/1/29	447,000	396,748
Corporate Office Properties LP 2% 1/15/29	278,000	214,000
Crown Castle International Corp. 2.25% 1/15/31	323,000	258,418
Hudson Pacific Properties LP:
3.95% 11/1/27	422,000	364,725
5.95% 2/15/28	355,000	330,013
Invitation Homes Operating Partnership LP:
2% 8/15/31	395,000	296,289
4.15% 4/15/32	153,000	134,589
Kite Realty Group Trust:
4% 3/15/25	15,000	14,213
4.75% 9/15/30	317,000	283,734
LXP Industrial Trust (REIT) 4.4% 6/15/24	242,000	234,439
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	606,000	415,389
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	394,000	281,633
3.625% 10/1/29	427,000	354,102
4.5% 1/15/25	204,000	198,967
Piedmont Operating Partnership LP 2.75% 4/1/32	53,000	37,361
Realty Income Corp. 2.2% 6/15/28	27,000	23,308
Spirit Realty LP 2.1% 3/15/28	398,000	329,716
Store Capital Corp.:
2.7% 12/1/31	450,000	327,223
2.75% 11/18/30	67,000	50,603
Sun Communities Operating LP:
2.3% 11/1/28	60,000	50,727
2.7% 7/15/31	445,000	355,013
4.2% 4/15/32	270,000	239,515
5.7% 1/15/33	450,000	442,710
Ventas Realty LP 3% 1/15/30	337,000	286,447
VICI Properties LP:
4.75% 2/15/28	348,000	328,279
4.95% 2/15/30	430,000	401,451
5.125% 5/15/32	31,000	28,763
Vornado Realty LP:
2.15% 6/1/26	73,000	62,546
3.4% 6/1/31	265,000	201,532
WP Carey, Inc. 2.4% 2/1/31	397,000	320,056
		8,169,027
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP 7.55% 3/15/28	153,000	150,006
Tanger Properties LP:
2.75% 9/1/31	313,000	232,165
3.125% 9/1/26	410,000	372,130
		754,301
TOTAL REAL ESTATE		8,923,328
UTILITIES - 8.6%
Electric Utilities - 3.5%
Cleco Corporate Holdings LLC:
3.743% 5/1/26	1,181,000	1,108,251
4.973% 5/1/46	356,000	303,594
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	224,000	204,885
Duke Energy Corp.:
4.5% 8/15/32	310,000	286,897
5% 8/15/52	550,000	488,831
Duke Energy Industries, Inc. 4.9% 7/15/43	88,000	81,347
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	86,000	68,368
2.775% 1/7/32 (b)	177,000	139,210
3.616% 8/1/27 (b)	250,000	224,087
Exelon Corp.:
3.35% 3/15/32	258,000	220,291
4.05% 4/15/30	240,000	220,114
4.1% 3/15/52	163,000	129,489
FirstEnergy Corp.:
2.25% 9/1/30	639,000	509,603
4.15% 7/15/27	416,000	388,045
7.375% 11/15/31	700,000	785,050
		5,158,062
Gas Utilities - 0.5%
ONE Gas, Inc. 2% 5/15/30	254,000	207,362
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	416,000	279,053
4.4% 5/30/47	204,000	165,221
		651,636
Independent Power and Renewable Electricity Producers - 2.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	550,000	485,421
Emera U.S. Finance LP:
3.55% 6/15/26	1,091,000	1,024,165
4.75% 6/15/46	426,000	334,727
The AES Corp.:
1.375% 1/15/26	392,000	346,906
2.45% 1/15/31	402,000	319,323
3.3% 7/15/25 (b)	764,000	716,971
3.95% 7/15/30 (b)	382,000	334,441
		3,561,954
Multi-Utilities - 2.2%
Dominion Energy, Inc. 4.25% 6/1/28	343,000	326,723
NiSource, Inc.:
3.49% 5/15/27	594,000	554,897
3.6% 5/1/30	100,000	89,267
3.95% 3/30/48	396,000	308,610
4.8% 2/15/44	268,000	237,600
Puget Energy, Inc.:
3.65% 5/15/25	848,000	802,291
4.1% 6/15/30	714,000	641,067
Sempra Energy 3.8% 2/1/38	342,000	280,146
		3,240,601
TOTAL UTILITIES		12,612,253
TOTAL NONCONVERTIBLE BONDS (Cost $151,835,633)		129,165,412

U.S. Treasury Obligations - 8.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.875% 2/15/41	540,000	385,952
2% 11/15/41	600,000	433,664
3.625% 2/15/53	11,050,000	10,519,953
U.S. Treasury Notes 3.5% 2/15/33	445,000	430,329
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,262,754)		11,769,898

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b) (Cost $123,518)	123,518	117,577

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Truist Bank 2.25% 3/11/30 (Cost $499,420)	500,000	412,628

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (c)	355,000	335,481
FINANCIALS - 0.5%
Capital Markets - 0.5%
UBS Group AG:
4.375% (b)(c)(f)	265,000	208,763
4.875% (b)(c)(f)	570,000	500,548
		709,311
TOTAL PREFERRED SECURITIES (Cost $1,203,493)		1,044,792

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (g) (Cost $3,891,824)	3,891,129	3,891,907

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $169,816,642)	146,402,214
NET OTHER ASSETS (LIABILITIES) - 0.2%	231,437
NET ASSETS - 100.0%	146,633,651

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,580,314 or 20.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	6,102,184	17,144,943	19,355,220	96,499	-	-	3,891,907	0.0%
Total	6,102,184	17,144,943	19,355,220	96,499	-	-	3,891,907

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	129,165,412	-	129,165,412	-

U.S. Government and Government Agency Obligations	11,769,898	-	11,769,898	-

Asset-Backed Securities	117,577	-	117,577	-

Bank Notes	412,628	-	412,628	-

Preferred Securities	1,044,792	-	1,044,792	-

Money Market Funds	3,891,907	3,891,907	-	-
Total Investments in Securities:	146,402,214	3,891,907	142,510,307	-

Fidelity® Corporate Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $165,924,818)	$142,510,307
Fidelity Central Funds (cost $3,891,824)	3,891,907

Total Investment in Securities (cost $169,816,642)		$146,402,214
Cash		32,010
Dividends receivable		3,104
Interest receivable		1,530,402
Distributions receivable from Fidelity Central Funds		17,047
Total assets		147,984,777
Liabilities
Payable for investments purchased
Regular delivery	$569,250
Delayed delivery	280,788
Distributions payable	455,000
Accrued management fee	46,088
Total Liabilities		1,351,126
Net Assets		$146,633,651
Net Assets consist of:
Paid in capital		$179,796,509
Total accumulated earnings (loss)		(33,162,858)
Net Assets		$146,633,651
Net Asset Value , offering price and redemption price per share ($146,633,651 ÷ 3,250,000 shares)		$45.12

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$29,897
Interest		2,873,437
Income from Fidelity Central Funds		96,499
Total Income		2,999,833
Expenses
Management fee	$273,277
Independent trustees' fees and expenses	301
Total expenses before reductions	273,578
Expense reductions	(166)
Total expenses after reductions		273,412
Net Investment income (loss)		2,726,421
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,759,857)
Redemptions in-kind	(1,399,753)
Total net realized gain (loss)		(6,159,610)
Change in net unrealized appreciation (depreciation) on investment securities		2,277,606
Net gain (loss)		(3,882,004)
Net increase (decrease) in net assets resulting from operations		$(1,155,583)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,726,421	$6,108,217
Net realized gain (loss)	(6,159,610)	(9,167,989)
Change in net unrealized appreciation (depreciation)	2,277,606	(37,051,282)
Net increase (decrease) in net assets resulting from operations	(1,155,583)	(40,111,054)
Distributions to shareholders	(2,720,000)	(6,112,550)
Share transactions
Proceeds from sales of shares	18,146,793	11,095,233
Cost of shares redeemed	(27,127,671)	(99,842,693)
Net increase (decrease) in net assets resulting from share transactions	(8,980,878)	(88,747,460)
Total increase (decrease) in net assets	(12,856,461)	(134,971,064)

Net Assets
Beginning of period	159,490,112	294,461,176
End of period	$146,633,651	$159,490,112

Other Information
Shares
Sold	400,000	200,000
Redeemed	(600,000)	(2,000,000)
Net increase (decrease)	(200,000)	(1,800,000)

Financial Highlights
Fidelity® Corporate Bond ETF

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$46.23	$56.09	$55.93	$53.26	$48.64	$50.97
Income from Investment Operations
Net investment income (loss) A,B	.808	1.339	1.321	1.546	1.732	1.599
Net realized and unrealized gain (loss)	(1.102)	(9.824)	.387	2.655	4.610	(2.311)
Total from investment operations	(.294)	(8.485)	1.708	4.201	6.342	(.712)
Distributions from net investment income	(.816)	(1.375)	(1.308)	(1.531)	(1.722)	(1.618)
Distributions from net realized gain	-	-	(.244)	-	-	-
Total distributions	(.816)	(1.375)	(1.552)	(1.531)	(1.722)	(1.618)
Net asset value, end of period	$45.12	$46.23	$56.09	$55.93	$53.26	$48.64
Total Return C,D,E	(.61)%	(15.30)%	3.11%	8.06%	13.39%	(1.41)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36% H	.36%	.36%	.36%	.36%	.42%
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%	.36%	.42%
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36%	.42%
Net investment income (loss)	3.62% H	2.60%	2.38%	2.88%	3.45%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$146,634	$159,490	$294,461	$206,932	$127,822	$58,362
Portfolio turnover rate I	42% H,J	32% J	26% J	31% J	40%	81% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Based on net asset value.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Investment Grade Bond ETF
Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 6.2%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Fidelity® Investment Grade Bond ETF
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 35.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 4.3% 2/15/30	134,000	125,702
Verizon Communications, Inc.:
3.15% 3/22/30	36,000	31,522
4.329% 9/21/28	80,000	76,642
		233,866
Entertainment - 0.6%
The Walt Disney Co. 2.65% 1/13/31	90,000	76,657
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 2.8% 4/1/31	149,000	116,773
Magallanes, Inc.:
3.428% 3/15/24 (b)	5,000	4,880
3.638% 3/15/25 (b)	3,000	2,862
3.755% 3/15/27 (b)	6,000	5,504
4.054% 3/15/29 (b)	2,000	1,789
4.279% 3/15/32 (b)	5,000	4,317
5.05% 3/15/42 (b)	3,000	2,430
5.141% 3/15/52 (b)	42,000	32,924
Time Warner Cable LLC 5.5% 9/1/41	60,000	50,512
		221,991
Wireless Telecommunication Services - 0.8%
T-Mobile U.S.A., Inc. 4.5% 4/15/50	126,000	104,521
TOTAL COMMUNICATION SERVICES		637,035
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.3%
General Motors Financial Co., Inc. 4% 1/15/25	36,000	34,892
Household Durables - 1.0%
Lennar Corp. 4.75% 11/29/27	132,000	126,396
Specialty Retail - 0.1%
Lowe's Companies, Inc.:
3.35% 4/1/27	2,000	1,871
3.75% 4/1/32	2,000	1,772
4.25% 4/1/52	10,000	7,874
4.45% 4/1/62	10,000	7,834
		19,351
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc. 3.05% 3/15/32	18,000	14,302
TOTAL CONSUMER DISCRETIONARY		194,941
CONSUMER STAPLES - 2.1%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/39	120,000	119,605
Food & Staples Retailing - 0.2%
Sysco Corp. 6.6% 4/1/50	27,000	29,628
Food Products - 0.9%
JBS U.S.A. Lux SA / JBS Food Co.:
5.125% 2/1/28 (b)	5,000	4,752
5.5% 1/15/30 (b)	105,000	98,831
5.75% 4/1/33 (b)	10,000	9,327
		112,910
TOTAL CONSUMER STAPLES		262,143
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
DCP Midstream Operating LP 5.125% 5/15/29	40,000	38,503
Energy Transfer LP 4.95% 6/15/28	60,000	57,949
Hess Corp.:
4.3% 4/1/27	67,000	64,134
5.6% 2/15/41	2,000	1,868
MPLX LP 4.8% 2/15/29	60,000	57,630
Petroleos Mexicanos 7.69% 1/23/50	151,000	106,070
The Williams Companies, Inc.:
4.65% 8/15/32	6,000	5,590
5.3% 8/15/52	2,000	1,807
Western Gas Partners LP 4.3% 2/1/30	40,000	35,438
		368,989
FINANCIALS - 15.0%
Banks - 7.9%
Bank of America Corp.:
2.299% 7/21/32 (c)	5,000	3,910
4.183% 11/25/27	254,000	242,147
5.015% 7/22/33 (c)	20,000	19,242
Citigroup, Inc. 4.45% 9/29/27	236,000	225,381
JPMorgan Chase & Co.:
4.493% 3/24/31 (c)	192,000	181,153
4.912% 7/25/33 (c)	40,000	38,300
NatWest Group PLC 3.073% 5/22/28 (c)	200,000	180,450
Wells Fargo & Co.:
4.478% 4/4/31 (c)	80,000	75,242
4.897% 7/25/33 (c)	40,000	38,205
		1,004,030
Capital Markets - 4.9%
Ares Capital Corp. 3.875% 1/15/26	132,000	122,462
Deutsche Bank AG New York Branch 4.1% 1/13/26	100,000	95,648
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	4,000	3,142
3.8% 3/15/30	214,000	194,200
Morgan Stanley:
4.431% 1/23/30 (c)	178,000	167,561
6.342% 10/18/33 (c)	40,000	42,168
		625,181
Consumer Finance - 1.2%
Ally Financial, Inc.:
2.2% 11/2/28	11,000	8,961
7.1% 11/15/27	10,000	10,382
8% 11/1/31	45,000	48,712
Capital One Financial Corp.:
2.359% 7/29/32 (c)	16,000	11,772
3.8% 1/31/28	68,000	62,963
4.985% 7/24/26 (c)	6,000	5,903
5.247% 7/26/30 (c)	9,000	8,630
Discover Financial Services 6.7% 11/29/32	2,000	2,066
		159,389
Diversified Financial Services - 0.6%
Blackstone Private Credit Fund 7.05% 9/29/25 (b)	8,000	8,029
Brixmor Operating Partnership LP 4.05% 7/1/30	56,000	49,509
Corebridge Financial, Inc.:
3.85% 4/5/29 (b)	3,000	2,710
3.9% 4/5/32 (b)	3,000	2,625
4.35% 4/5/42 (b)	2,000	1,649
4.4% 4/5/52 (b)	2,000	1,594
Jackson Financial, Inc.:
5.17% 6/8/27	4,000	3,960
5.67% 6/8/32	6,000	5,862
		75,938
Insurance - 0.4%
Unum Group 4% 6/15/29	56,000	51,251
TOTAL FINANCIALS		1,915,789
HEALTH CARE - 2.6%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28 (d)	7,000	6,972
5.25% 3/2/30 (d)	7,000	6,966
5.25% 3/2/33 (d)	7,000	6,951
5.6% 3/2/43 (d)	7,000	6,913
5.65% 3/2/53 (d)	3,000	2,975
5.75% 3/2/63 (d)	6,000	5,917
		36,694
Health Care Providers & Services - 2.1%
Centene Corp.:
2.45% 7/15/28	13,000	10,894
2.625% 8/1/31	5,000	3,896
4.625% 12/15/29	134,000	122,542
Cigna Group 4.8% 8/15/38	120,000	110,528
Humana, Inc. 3.7% 3/23/29	3,000	2,722
Sabra Health Care LP 3.2% 12/1/31	12,000	8,916
		259,498
Pharmaceuticals - 0.2%
Viatris, Inc. 2.7% 6/22/30	36,000	28,540
TOTAL HEALTH CARE		324,732
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.9%
The Boeing Co. 5.15% 5/1/30	120,000	116,120
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd. 3.95% 7/1/24 (b)	68,000	65,754
TOTAL INDUSTRIALS		181,874
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp. 6.2% 7/15/30	30,000	30,460
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc. 2.45% 2/15/31 (b)	72,000	57,052
Marvell Technology, Inc. 2.95% 4/15/31	38,000	30,576
		87,628
Software - 0.5%
Oracle Corp. 3.6% 4/1/40	74,000	54,625
VMware, Inc. 1.4% 8/15/26	7,000	6,045
		60,670
TOTAL INFORMATION TECHNOLOGY		178,758
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent LP:
2.375% 7/15/31	1,000	786
3.375% 7/15/51	2,000	1,300
3.625% 4/15/32	3,000	2,535
4.3% 4/15/52	2,000	1,533
Corporate Office Properties LP 2.75% 4/15/31	2,000	1,506
Invitation Homes Operating Partnership LP 2% 8/15/31	14,000	10,501
Kite Realty Group Trust 4.75% 9/15/30	74,000	66,234
LXP Industrial Trust (REIT) 2.7% 9/15/30	66,000	52,806
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	5,000	3,574
3.625% 10/1/29	74,000	61,367
Piedmont Operating Partnership LP 2.75% 4/1/32	2,000	1,410
Sun Communities Operating LP:
2.3% 11/1/28	2,000	1,691
2.7% 7/15/31	8,000	6,382
VICI Properties LP:
4.375% 5/15/25	2,000	1,925
4.75% 2/15/28	7,000	6,603
4.95% 2/15/30	7,000	6,535
Vornado Realty LP:
2.15% 6/1/26	1,000	857
3.4% 6/1/31	3,000	2,282
		229,827
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP 7.55% 3/15/28	9,000	8,824
CBRE Group, Inc. 2.5% 4/1/31	8,000	6,501
Tanger Properties LP:
2.75% 9/1/31	6,000	4,450
3.875% 7/15/27	74,000	67,953
		87,728
TOTAL REAL ESTATE		317,555
UTILITIES - 1.5%
Electric Utilities - 0.9%
Cleco Corporate Holdings LLC 3.743% 5/1/26	60,000	56,304
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	74,000	58,828
2.775% 1/7/32 (b)	6,000	4,719
		119,851
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.:
2.45% 1/15/31	3,000	2,383
3.95% 7/15/30 (b)	74,000	64,787
		67,170
Multi-Utilities - 0.1%
NiSource, Inc. 3.6% 5/1/30	6,000	5,356
TOTAL UTILITIES		192,377
TOTAL NONCONVERTIBLE BONDS (Cost $5,048,966)		4,574,193

U.S. Treasury Obligations - 35.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41	22,600	17,172
2.375% 5/15/51	1,455,000	1,068,118
2.875% 5/15/52	113,000	92,532
3.625% 2/15/53	99,000	94,251
U.S. Treasury Notes:
1.25% 4/30/28	165,100	142,857
1.5% 1/31/27	270,000	242,641
2.75% 8/15/32	440,000	399,850
2.875% 5/15/32	397,000	365,116
3.5% 1/31/30	390,000	376,655
3.5% 2/15/33	90,000	87,033
3.875% 11/30/27	170,000	167,576
3.875% 11/30/29	1,000,000	987,188
3.875% 12/31/29	80,000	79,025
4.125% 9/30/27	240,000	238,744
4.125% 11/15/32	187,000	189,980
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,900,834)		4,548,738

U.S. Government Agency - Mortgage Securities - 16.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.5%
2% 4/1/51 to 1/1/52	91,701	75,050
2.5% 7/1/51	50,001	42,717
3.5% 11/1/45 to 3/1/52	78,585	73,135
TOTAL FANNIE MAE		190,902
Freddie Mac - 0.7%
2.5% 2/1/51	39,880	34,198
3% 2/1/50	67,216	60,053
TOTAL FREDDIE MAC		94,251
Ginnie Mae - 2.9%
2% 3/1/53 (d)	50,000	41,909
2% 3/1/53 (d)	75,000	62,863
2% 3/1/53 (d)	25,000	20,954
2% 4/1/53 (d)	50,000	41,954
2% 4/1/53 (d)	50,000	41,954
2.5% 3/1/53 (d)	50,000	43,238
3% 11/20/50	25,725	23,141
3.5% 3/1/53 (d)	50,000	45,960
3.5% 3/1/53 (d)	25,000	22,980
3.5% 3/1/53 (d)	25,000	22,980
TOTAL GINNIE MAE		367,933
Uniform Mortgage Backed Securities - 10.9%
1.5% 3/1/38 (d)	50,000	43,224
1.5% 3/1/38 (d)	50,000	43,224
1.5% 4/1/38 (d)	50,000	43,288
1.5% 4/1/38 (d)	50,000	43,288
1.5% 3/1/53 (d)	25,000	19,304
1.5% 3/1/53 (d)	50,000	38,607
2% 3/1/53 (d)	50,000	40,713
2% 3/1/53 (d)	50,000	40,713
2% 3/1/53 (d)	225,000	183,207
2% 4/1/53 (d)	100,000	81,523
2% 4/1/53 (d)	50,000	40,762
2.5% 3/1/53 (d)	50,000	42,359
2.5% 3/1/53 (d)	25,000	21,180
2.5% 3/1/53 (d)	175,000	148,258
2.5% 4/1/53 (d)	50,000	42,402
3% 3/1/53 (d)	150,000	131,935
3% 4/1/53 (d)	100,000	88,035
4% 3/1/53 (d)	25,000	23,449
4.5% 3/1/53 (d)	150,000	144,416
5.5% 3/1/53 (d)	125,000	124,780
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,384,667
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,116,945)		2,037,753

Asset-Backed Securities - 3.4%
	Principal Amount (a)	Value ($)
Cedar Funding Ltd. Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.959% 4/20/35 (b)(c)(e)	100,000	98,856
Eaton Vance CLO, Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 1/15/35 (b)(c)(e)	100,000	98,602
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.2153% 11/20/33 (b)(c)(e)	100,000	98,663
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	175,988	145,195
TOTAL ASSET-BACKED SECURITIES (Cost $475,109)		441,316

Commercial Mortgage Securities - 4.6%
	Principal Amount (a)	Value ($)
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (b)(c)(e)	15,000	14,728
BX Commercial Mortgage Trust floater Series 2021-PAC Class B, 1 month U.S. LIBOR + 0.890% 5.4868% 10/15/36 (b)(c)(e)	100,000	96,657
BX Trust floater Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.0528% 4/15/37 (b)(c)(e)	9,336	9,315
Class B, CME Term SOFR 1 Month Index + 1.940% 6.5018% 4/15/37 (b)(c)(e)	9,336	9,275
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	94,565	82,119
Extended Stay America Trust floater Series 2021-ESH Class D, 1 month U.S. LIBOR + 2.250% 6.838% 7/15/38 (b)(c)(e)	97,619	95,417
GS Mortgage Securities Trust floater Series 2021-IP Class C, 1 month U.S. LIBOR + 1.550% 6.138% 10/15/36 (b)(c)(e)	100,000	92,549
LIFE Mortgage Trust floater Series 2021-BMR Class E, 1 month U.S. LIBOR + 1.750% 6.338% 3/15/38 (b)(c)(e)	98,297	95,286
SREIT Trust floater Series 2021-MFP Class D, 1 month U.S. LIBOR + 1.570% 6.1661% 11/15/38 (b)(c)(e)	100,000	97,118
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $623,435)		592,464

Money Market Funds - 19.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (f) (Cost $2,423,809)	2,423,325	2,423,809

TOTAL INVESTMENT IN SECURITIES - 114.6% (Cost $15,589,098)	14,618,273
NET OTHER ASSETS (LIABILITIES) - (14.6)%	(1,863,482)
NET ASSETS - 100.0%	12,754,791

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/53	(50,000)	(41,909)
2% 3/1/53	(50,000)	(41,909)

TOTAL GINNIE MAE		(83,818)

Uniform Mortgage Backed Securities
1.5% 3/1/38	(50,000)	(43,224)
1.5% 3/1/38	(50,000)	(43,224)
2% 3/1/53	(75,000)	(61,069)
2% 3/1/53	(100,000)	(81,425)
2% 3/1/53	(50,000)	(40,713)
2.5% 3/1/53	(50,000)	(42,359)
2.5% 3/1/53	(50,000)	(42,359)
3% 3/1/53	(100,000)	(87,957)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(442,330)

TOTAL TBA SALE COMMITMENTS (Proceeds $528,772)		(526,148)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,469,143 or 11.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	666,354	3,062,617	1,305,162	24,198	-	-	2,423,809	0.0%
Total	666,354	3,062,617	1,305,162	24,198	-	-	2,423,809

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	4,574,193	-	4,574,193	-

U.S. Government and Government Agency Obligations	4,548,738	-	4,548,738	-

U.S. Government Agency - Mortgage Securities	2,037,753	-	2,037,753	-

Asset-Backed Securities	441,316	-	441,316	-

Commercial Mortgage Securities	592,464	-	592,464	-

Money Market Funds	2,423,809	2,423,809	-	-
Total Investments in Securities:	14,618,273	2,423,809	12,194,464	-
Other Financial Instruments:

TBA Sale Commitments	(526,148)	-	(526,148)	-
Total Other Financial Instruments:	(526,148)	-	(526,148)	-

Fidelity® Investment Grade Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,165,289)	$12,194,464
Fidelity Central Funds (cost $2,423,809)	2,423,809

Total Investment in Securities (cost $15,589,098)		$14,618,273
Receivable for TBA sale commitments		528,772
Interest receivable		95,431
Distributions receivable from Fidelity Central Funds		6,987
Total assets		15,249,463
Liabilities
Payable for investments purchased
Regular delivery	$129,773
Delayed delivery	1,797,364
TBA sale commitments, at value	526,148
Distributions payable	37,800
Accrued management fee	3,587
Total Liabilities		2,494,672
Net Assets		$12,754,791
Net Assets consist of:
Paid in capital		$13,997,543
Total accumulated earnings (loss)		(1,242,752)
Net Assets		$12,754,791
Net Asset Value , offering price and redemption price per share ($12,754,791 ÷ 300,000 shares)		$42.52

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$147,964
Income from Fidelity Central Funds		24,198
Total Income		172,162
Expenses
Management fee	$16,761
Independent trustees' fees and expenses	14
Total expenses before reductions	16,775
Expense reductions	(61)
Total expenses after reductions		16,714
Net Investment income (loss)		155,448
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(103,115)
Total net realized gain (loss)		(103,115)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(201,504)
TBA Sale commitments	2,624
Total change in net unrealized appreciation (depreciation)		(198,880)
Net gain (loss)		(301,995)
Net increase (decrease) in net assets resulting from operations		$(146,547)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$155,448	$138,700
Net realized gain (loss)	(103,115)	(215,358)
Change in net unrealized appreciation (depreciation)	(198,880)	(929,961)
Net increase (decrease) in net assets resulting from operations	(146,547)	(1,006,619)
Distributions to shareholders	(156,750)	(144,300)
Share transactions
Proceeds from sales of shares	6,450,652	-
Cost of shares redeemed	-	(2,393,113)
Net increase (decrease) in net assets resulting from share transactions	6,450,652	(2,393,113)
Total increase (decrease) in net assets	6,147,355	(3,544,032)

Net Assets
Beginning of period	6,607,436	10,151,468
End of period	$12,754,791	$6,607,436

Other Information
Shares
Sold	150,000	-
Redeemed	-	(50,000)
Net increase (decrease)	150,000	(50,000)

Financial Highlights
Fidelity® Investment Grade Bond ETF

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$44.05	$50.76	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.713	.788	.287
Net realized and unrealized gain (loss)	(1.559)	(6.657)	.790
Total from investment operations	(.846)	(5.869)	1.077
Distributions from net investment income	(.684)	(.841)	(.317)
Total distributions	(.684)	(.841)	(.317)
Net asset value, end of period	$42.52	$44.05	$50.76
Total Return D,E,F	(1.92)%	(11.65)%	2.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36% I	.36%	.36% I
Expenses net of fee waivers, if any	.36% I	.36%	.36% I
Expenses net of all reductions	.36% I	.36%	.36% I
Net investment income (loss)	3.39% I	1.65%	1.14% I
Supplemental Data
Net assets, end of period (000 omitted)	$12,755	$6,607	$10,151
Portfolio turnover rate J	156% I	37% K	19% L

A For the period March 2, 2021 (commencement of operations) through August 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Fidelity® Investment Grade Securitized ETF
Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (29.9)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (29.9)%*
Futures and Swaps - 26.1%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Fidelity® Investment Grade Securitized ETF
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 17.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 3.625% 2/15/53	33,000	31,417
U.S. Treasury Notes:
3.125% 8/31/29	2,000	1,889
3.875% 1/15/26	75,000	73,711
3.875% 12/31/27	93,000	91,606
3.875% 9/30/29	24,000	23,678
3.875% 12/31/29	25,000	24,695
4% 10/31/29	13,000	12,923
4.125% 11/15/32	70,000	71,116
4.25% 12/31/24	85,000	84,047
4.375% 10/31/24 (b)(c)	150,000	148,594
TOTAL U.S. TREASURY OBLIGATIONS (Cost $572,297)		563,676

U.S. Government Agency - Mortgage Securities - 126.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 30.2%
1.5% 1/1/37 to 11/1/51	142,693	116,917
2.5% 12/1/32 to 1/1/52	237,428	209,686
3% 11/1/34 to 5/1/52	102,313	93,324
3.5% 3/1/45 to 7/1/51	168,015	155,702
4% 5/1/40 to 6/1/52	109,866	104,610
4.5% 7/1/47 to 8/1/52	208,705	203,124
5% 10/1/52	49,211	48,951
6% 11/1/52	24,606	24,988
TOTAL FANNIE MAE		957,302
Freddie Mac - 18.7%
2% 2/1/51 to 11/1/51	141,224	115,935
2.5% 7/1/43 to 2/1/51	258,252	222,171
3% 9/1/34 to 2/1/50	91,505	82,986
3.5% 8/1/51	45,665	42,024
4% 3/1/49	56,983	54,291
5% 3/1/53	50,000	49,158
5.5% 10/1/52	24,371	24,419
TOTAL FREDDIE MAC		590,984
Ginnie Mae - 19.1%
2% 1/20/51	37,759	31,838
2% 3/1/53 (d)	50,000	41,909
2% 3/1/53 (d)	50,000	41,909
2% 3/1/53 (d)	50,000	41,909
2% 4/1/53 (d)	50,000	41,954
2% 4/1/53 (d)	50,000	41,954
2.5% 7/20/51	84,533	73,378
2.5% 3/1/53 (d)	50,000	43,238
2.5% 3/1/53 (d)	50,000	43,238
2.5% 3/1/53 (d)	25,000	21,619
3% 11/20/50	126,257	113,572
3.5% 3/1/53 (d)	50,000	45,960
3.5% 3/1/53 (d)	25,000	22,980
TOTAL GINNIE MAE		605,458
Uniform Mortgage Backed Securities - 58.4%
1.5% 3/1/53 (d)	50,000	38,607
2% 3/1/38 (d)	50,000	44,376
2% 3/1/38 (d)	25,000	22,188
2% 4/1/38 (d)	50,000	44,431
2% 4/1/38 (d)	25,000	22,215
2% 3/1/53 (d)	50,000	40,713
2% 3/1/53 (d)	200,000	162,851
2% 3/1/53 (d)	100,000	81,425
2% 3/1/53 (d)	200,000	162,851
2% 4/1/53 (d)	150,000	122,285
2% 4/1/53 (d)	250,000	203,808
2.5% 3/1/53 (d)	100,000	84,719
2.5% 3/1/53 (d)	75,000	63,539
2.5% 3/1/53 (d)	50,000	42,359
2.5% 3/1/53 (d)	25,000	21,180
3% 3/1/53 (d)	100,000	87,957
3% 3/1/53 (d)	100,000	87,957
3% 3/1/53 (d)	50,000	43,979
3% 4/1/53 (d)	150,000	132,053
3% 4/1/53 (d)	50,000	44,018
4% 3/1/53 (d)	25,000	23,449
4% 3/1/53 (d)	25,000	23,449
4% 3/1/53 (d)	25,000	23,449
5% 3/1/53 (d)	50,000	49,133
5.5% 3/1/53 (d)	50,000	49,912
5.5% 3/1/53 (d)	75,000	74,868
5.5% 4/1/53 (d)	50,000	49,889
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,847,660
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,239,741)		4,001,404

Collateralized Mortgage Obligations - 5.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 5.1%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (e)	77,060	62,718
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A, 0.9849% 11/25/50 (e)(f)	45,300	42,547
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (e)	59,746	56,258

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $181,852)		161,523

Commercial Mortgage Securities - 6.1%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (e)(f)(g)	100,000	97,719
Wells Fargo Commercial Mortgage Trust floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.788% 5/15/31 (e)(f)(g)	100,000	95,656
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $199,767)		193,375

Money Market Funds - 15.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (h) (Cost $492,315)	492,216	492,315

TOTAL INVESTMENT IN SECURITIES - 170.9% (Cost $5,685,972)	5,412,293
NET OTHER ASSETS (LIABILITIES) - (70.9)%	(2,246,283)
NET ASSETS - 100.0%	3,166,010

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/53	(50,000)	(41,909)
2% 3/1/53	(50,000)	(41,909)

TOTAL GINNIE MAE		(83,818)

Uniform Mortgage Backed Securities
2% 3/1/38	(50,000)	(44,376)
2% 3/1/38	(25,000)	(22,188)
2% 3/1/53	(150,000)	(122,138)
2% 3/1/53	(250,000)	(203,564)
2.5% 3/1/53	(50,000)	(42,359)
2.5% 3/1/53	(50,000)	(42,359)
3% 3/1/53	(150,000)	(131,935)
3% 3/1/53	(50,000)	(43,978)
3% 3/1/53	(25,000)	(21,989)
5.5% 3/1/53	(50,000)	(49,912)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(724,798)

TOTAL TBA SALE COMMITMENTS (Proceeds $813,400)		(808,616)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3	Jun 2023	321,164	392	392
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	Jun 2023	250,438	15	15

TOTAL FUTURES CONTRACTS					407
The notional amount of futures sold as a percentage of Net Assets is 18.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $610,387.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	40,000	542	(544)	(2)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	50,000	678	(460)	218
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,000	136	(110)	26

TOTAL CREDIT DEFAULT SWAPS						1,356	(1,114)	242

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)	Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2025	199,000	(3,181)	0	(3,181)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2028	108,000	(3,041)	0	(3,041)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2030	54,000	(1,756)	0	(1,756)
TOTAL INTEREST RATE SWAPS							(7,978)	0	(7,978)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

For the period, the average monthly notional amount at value for swaps contracts in the aggregate was $492,833.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,817.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $14,863.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $354,898 or 11.2% of net assets.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	812,433	1,169,665	1,489,783	12,956	-	-	492,315	0.0%
Total	812,433	1,169,665	1,489,783	12,956	-	-	492,315

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	563,676	-	563,676	-

U.S. Government Agency - Mortgage Securities	4,001,404	-	4,001,404	-

Collateralized Mortgage Obligations	161,523	-	161,523	-

Commercial Mortgage Securities	193,375	-	193,375	-

Money Market Funds	492,315	492,315	-	-
Total Investments in Securities:	5,412,293	492,315	4,919,978	-
Derivative Instruments:

Assets
Futures Contracts	407	407	-	-
Swaps	1,356	-	1,356	-
Total Assets	1,763	407	1,356	-

Liabilities
Swaps	(7,978)	-	(7,978)	-
Total Liabilities	(7,978)	-	(7,978)	-
Total Derivative Instruments:	(6,215)	407	(6,622)	-
Other Financial Instruments:

TBA Sale Commitments	(808,616)	-	(808,616)	-
Total Other Financial Instruments:	(808,616)	-	(808,616)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	1,356	0
Total Credit Risk	1,356	0
Interest Rate Risk
Futures Contracts (b)	407	0
Swaps (c)	0	(7,978)
Total Interest Rate Risk	407	(7,978)
Total Value of Derivatives	1,763	(7,978)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Fidelity® Investment Grade Securitized ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,193,657)	$4,919,978
Fidelity Central Funds (cost $492,315)	492,315

Total Investment in Securities (cost $5,685,972)		$5,412,293
Cash		28,427
Receivable for TBA sale commitments		813,400
Interest receivable		10,920
Distributions receivable from Fidelity Central Funds		1,799
Receivable for daily variation margin on futures contracts		211
Receivable for daily variation margin on centrally cleared OTC swaps		205
Bi-lateral OTC swaps, at value		1,356
Total assets		6,268,611
Liabilities
TBA sale commitments, at value	$808,616
Payable for investments purchased on a delayed delivery basis	2,283,785
Distributions payable	9,225
Accrued management fee	975
Total Liabilities		3,102,601
Net Assets		$3,166,010
Net Assets consist of:
Paid in capital		$3,980,481
Total accumulated earnings (loss)		(814,471)
Net Assets		$3,166,010
Net Asset Value , offering price and redemption price per share ($3,166,010 ÷ 75,000 shares)		$42.21

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$39,214
Income from Fidelity Central Funds		12,956
Total Income		52,170
Expenses
Management fee	$5,733
Independent trustees' fees and expenses	6
Total expenses before reductions	5,739
Expense reductions	(34)
Total expenses after reductions		5,705
Net Investment income (loss)		46,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(88,156)
Futures contracts	31,923
Swaps	(7,491)
Total net realized gain (loss)		(63,724)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(59,714)
Futures contracts	(6,149)
Swaps	(5,985)
TBA Sale commitments	4,784
Total change in net unrealized appreciation (depreciation)		(67,064)
Net gain (loss)		(130,788)
Net increase (decrease) in net assets resulting from operations		$(84,323)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,465	$40,569
Net realized gain (loss)	(63,724)	(462,532)
Change in net unrealized appreciation (depreciation)	(67,064)	(219,545)
Net increase (decrease) in net assets resulting from operations	(84,323)	(641,508)
Distributions to shareholders	(48,900)	(37,844)
Distributions to shareholders from tax return of capital	-	(56,681)
Total Distributions	(48,900)	(94,525)
Share transactions
Cost of shares redeemed	-	(5,950,256)
Net increase (decrease) in net assets resulting from share transactions	-	(5,950,256)
Total increase (decrease) in net assets	(133,223)	(6,686,289)

Net Assets
Beginning of period	3,299,233	9,985,522
End of period	$3,166,010	$3,299,233

Other Information
Shares
Sold	-	-
Redeemed	-	(125,000)
Net increase (decrease)	-	(125,000)

Financial Highlights
Fidelity® Investment Grade Securitized ETF

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$43.99	$49.93	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.620	.301	.023
Net realized and unrealized gain (loss)	(1.748)	(5.501)	.160
Total from investment operations	(1.128)	(5.200)	.183
Distributions from net investment income	(.652)	(.300)	(.078) D
Distributions from net realized gain	-	-	(.027) D
Tax return of capital	-	(.440)	(.145)
Total distributions	(.652)	(.740)	(.250)
Net asset value, end of period	$42.21	$43.99	$49.93
Total Return E,F,G	(2.55)%	(10.49)%	.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.36% J	.36%	.36% J
Expenses net of fee waivers, if any	.36% J	.36%	.36% J
Expenses net of all reductions	.36% J	.36%	.36% J
Net investment income (loss)	2.94% J	.63%	.09% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,166	$3,299	$9,986
Portfolio turnover rate K	1010% J	141%	65% L

A For the period March 2, 2021 (commencement of operations) through August 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Based on net asset value.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Fidelity® Limited Term Bond ETF
Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - 0.0%
Foreign investments - 22.1%
Futures - 9.8%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Limited Term Bond ETF
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 55.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
0.9% 3/25/24	480,000	457,745
1.65% 2/1/28	762,000	647,363
NTT Finance Corp.:
0.583% 3/1/24 (b)	268,000	255,221
1.162% 4/3/26 (b)	262,000	231,352
1.591% 4/3/28 (b)	450,000	381,005
Verizon Communications, Inc.:
2.355% 3/15/32	967,000	760,209
3% 3/22/27	550,000	508,182
		3,241,077
Media - 0.7%
Comcast Corp.:
3.7% 4/15/24	295,000	289,693
3.95% 10/15/25	361,000	350,986
Magallanes, Inc.:
3.638% 3/15/25 (b)	132,000	125,907
3.755% 3/15/27 (b)	661,000	606,358
		1,372,944
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	437,000	414,425
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	80,000	73,305
3.5% 4/15/25	353,000	338,125
		825,855
TOTAL COMMUNICATION SERVICES		5,439,876
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 2.2%
BMW U.S. Capital LLC 3.45% 4/12/23 (b)	230,000	229,530
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	458,000	437,425
1.45% 3/2/26 (b)	187,000	167,818
5.5% 11/27/24 (b)	450,000	451,140
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.7531% 11/17/23 (c)(d)	468,000	468,343
1.05% 3/8/24	178,000	170,011
1.25% 1/8/26	306,000	270,650
1.7% 8/18/23	276,000	270,818
2.35% 2/26/27	270,000	238,620
4.15% 6/19/23	300,000	298,854
6% 1/9/28	400,000	402,591
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	350,000	313,408
3.95% 6/6/25 (b)	455,000	439,939
		4,159,147
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	440,000	410,541
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 3.3% 7/1/25	55,000	52,880
Starbucks Corp. 3.8% 8/15/25	126,000	122,098
		174,978
Multiline Retail - 0.5%
Dollar General Corp.:
4.25% 9/20/24	400,000	392,968
4.625% 11/1/27	422,000	411,941
Dollar Tree, Inc. 4% 5/15/25	237,000	230,170
		1,035,079
Specialty Retail - 0.6%
AutoZone, Inc. 3.625% 4/15/25	378,000	364,725
Lowe's Companies, Inc. 4.4% 9/8/25	435,000	427,487
Ross Stores, Inc. 0.875% 4/15/26	473,000	413,912
		1,206,124
TOTAL CONSUMER DISCRETIONARY		6,985,869
CONSUMER STAPLES - 4.3%
Beverages - 0.5%
Constellation Brands, Inc. 3.6% 5/9/24	400,000	391,884
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	310,000	294,885
Molson Coors Beverage Co. 3% 7/15/26	343,000	317,291
		1,004,060
Food & Staples Retailing - 0.5%
7-Eleven, Inc.:
0.8% 2/10/24 (b)	92,000	87,878
0.95% 2/10/26 (b)	417,000	367,398
1.3% 2/10/28 (b)	321,000	266,336
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	366,000	340,024
		1,061,636
Food Products - 1.7%
Conagra Brands, Inc. 0.5% 8/11/23	466,000	456,075
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27 (b)	1,050,000	918,813
JDE Peet's BV:
0.8% 9/24/24 (b)	289,000	266,002
1.375% 1/15/27 (b)	1,044,000	887,914
McCormick & Co., Inc. 0.9% 2/15/26	390,000	342,629
Mondelez International, Inc. 2.125% 3/17/24	350,000	339,072
		3,210,505
Tobacco - 1.6%
Altria Group, Inc. 2.35% 5/6/25	308,000	288,722
BAT Capital Corp.:
3.222% 8/15/24	519,000	500,186
4.7% 4/2/27	500,000	483,185
BAT International Finance PLC:
1.668% 3/25/26	26,000	23,090
3.95% 6/15/25 (b)	526,000	508,426
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	250,000	239,848
4.25% 7/21/25 (b)	450,000	432,614
Philip Morris International, Inc.:
0.875% 5/1/26	296,000	258,874
1.5% 5/1/25	136,000	125,815
2.875% 5/1/24	292,000	283,431
		3,144,191
TOTAL CONSUMER STAPLES		8,420,392
ENERGY - 3.7%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
1.231% 12/15/23	142,000	137,596
2.061% 12/15/26	133,000	118,881
		256,477
Oil, Gas & Consumable Fuels - 3.6%
Canadian Natural Resources Ltd. 2.05% 7/15/25	143,000	132,056
ConocoPhillips Co. 2.4% 3/7/25	281,000	266,099
Enbridge, Inc.:
1.6% 10/4/26	320,000	280,956
2.15% 2/16/24	111,000	107,470
2.5% 2/14/25	116,000	109,529
Energy Transfer LP:
2.9% 5/15/25	373,000	352,015
4.2% 9/15/23	169,000	167,842
4.25% 3/15/23	506,000	505,829
4.5% 4/15/24	342,000	337,566
Enterprise Products Operating LP 5.05% 1/10/26	465,000	464,040
EQT Corp. 5.678% 10/1/25	401,000	395,753
Equinor ASA:
1.75% 1/22/26	53,000	48,377
2.875% 4/6/25	305,000	291,727
Hess Corp. 4.3% 4/1/27	450,000	430,748
MPLX LP:
1.75% 3/1/26	329,000	294,213
4.5% 7/15/23	278,000	277,010
Occidental Petroleum Corp. 2.9% 8/15/24	474,000	453,855
Petroleos Mexicanos:
6.49% 1/23/27	420,000	381,192
6.5% 3/13/27	600,000	543,240
Phillips 66 Co.:
1.3% 2/15/26	456,000	406,489
3.85% 4/9/25	177,000	171,822
Pioneer Natural Resources Co. 0.55% 5/15/23	370,000	366,385
The Williams Companies, Inc. 5.4% 3/2/26	101,000	101,005
Valero Energy Corp. 2.85% 4/15/25	99,000	93,771
		6,978,989
TOTAL ENERGY		7,235,466
FINANCIALS - 27.8%
Banks - 17.3%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(c)	366,000	315,971
Banco Santander SA 1.722% 9/14/27 (c)	400,000	344,734
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	402,000	374,020
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	1,800,000	1,781,191
0.976% 4/22/25 (c)	260,000	245,736
1.197% 10/24/26 (c)	856,000	761,704
1.319% 6/19/26 (c)	454,000	411,814
1.734% 7/22/27 (c)	700,000	616,547
4.2% 8/26/24	200,000	196,132
Bank of Nova Scotia 0.55% 9/15/23	245,000	238,768
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	453,000	442,678
Barclays PLC:
2.279% 11/24/27 (c)	1,000,000	879,779
2.852% 5/7/26 (c)	300,000	280,888
3.932% 5/7/25 (c)	575,000	559,657
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	1,153,000	1,020,871
2.219% 6/9/26 (b)(c)	200,000	184,721
BPCE SA:
1.652% 10/6/26 (b)(c)	450,000	402,318
2.045% 10/19/27 (b)(c)	378,000	329,622
Canadian Imperial Bank of Commerce:
0.95% 6/23/23	327,000	322,782
3.945% 8/4/25	363,000	351,657
Capital One NA 2.28% 1/28/26 (c)	377,000	353,823
Citigroup, Inc.:
0.981% 5/1/25 (c)	286,000	270,099
1.122% 1/28/27 (c)	455,000	399,790
2.014% 1/25/26 (c)	390,000	363,706
3.106% 4/8/26 (c)	623,000	591,617
4.4% 6/10/25	291,000	284,725
Danske Bank A/S 6.466% 1/9/26 (b)(c)	350,000	352,151
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	381,000	332,367
1.605% 3/30/28 (b)(c)	979,000	836,436
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	40,000	39,761
HSBC Holdings PLC:
0.976% 5/24/25 (c)	400,000	376,275
1.589% 5/24/27 (c)	350,000	306,186
3.803% 3/11/25 (c)	250,000	244,748
4.041% 3/13/28 (c)	500,000	466,729
4.292% 9/12/26 (c)	500,000	481,324
5.21% 8/11/28 (c)	342,000	334,422
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	274,000	261,725
Huntington National Bank 5.699% 11/18/25 (c)	208,000	208,285
ING Groep NV 1.726% 4/1/27 (c)	301,000	267,172
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	417,000	399,157
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	329,000	308,642
1.04% 2/4/27 (c)	600,000	526,876
1.045% 11/19/26 (c)	318,000	281,633
1.47% 9/22/27 (c)	565,000	489,810
2.083% 4/22/26 (c)	425,000	394,646
3.22% 3/1/25 (c)	284,000	277,181
3.54% 5/1/28 (c)	500,000	462,377
4.323% 4/26/28 (c)	450,000	431,408
KeyCorp 3.878% 5/23/25 (c)	203,000	198,612
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	227,000	224,476
2.438% 2/5/26 (c)	200,000	187,529
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	450,000	408,769
1.538% 7/20/27 (c)	300,000	262,462
1.64% 10/13/27 (c)	400,000	347,054
2.193% 2/25/25	630,000	590,272
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	349,000	339,828
1.234% 5/22/27 (c)	300,000	260,069
1.554% 7/9/27 (c)	300,000	261,285
NatWest Group PLC:
3.073% 5/22/28 (c)	500,000	451,124
3.875% 9/12/23	300,000	297,073
4.519% 6/25/24 (c)	350,000	348,112
5.847% 3/2/27 (c)	415,000	415,211
NatWest Markets PLC 0.8% 8/12/24 (b)	377,000	351,209
PNC Financial Services Group, Inc. 5.354% 12/2/28 (c)	90,000	90,242
Rabobank Nederland 1.98% 12/15/27 (b)(c)	875,000	762,383
Regions Financial Corp. 2.25% 5/18/25	166,000	155,157
Royal Bank of Canada 1.15% 6/10/25	317,000	289,276
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	208,000	181,164
3.45% 6/2/25	505,000	480,211
5.807% 9/9/26 (c)	250,000	249,955
Societe Generale:
1.488% 12/14/26 (b)(c)	648,000	574,102
1.792% 6/9/27 (b)(c)	1,056,000	922,776
2.625% 10/16/24 (b)	200,000	189,857
3.875% 3/28/24 (b)	343,000	336,031
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	1,025,000	889,581
1.474% 7/8/25	250,000	227,477
SVB Financial Group 3.125% 6/5/30	147,000	124,023
Truist Financial Corp. 5.9% 10/28/26 (c)	350,000	355,330
Wells Fargo & Co.:
2.164% 2/11/26 (c)	64,000	59,813
2.406% 10/30/25 (c)	356,000	337,671
3.526% 3/24/28 (c)	1,200,000	1,111,198
4.3% 7/22/27	611,000	591,098
Westpac Banking Corp. 4.11% 7/24/34 (c)	315,000	278,582
		33,553,673
Capital Markets - 4.5%
Ares Capital Corp. 3.25% 7/15/25	560,000	520,902
Credit Suisse AG 0.52% 8/9/23	250,000	241,875
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	400,000	322,336
2.593% 9/11/25 (b)(c)	220,000	199,330
Deutsche Bank AG New York Branch:
0.898% 5/28/24	125,000	117,784
1.447% 4/1/25 (c)	594,000	562,287
2.129% 11/24/26 (c)	388,000	347,741
2.222% 9/18/24 (c)	561,000	548,378
2.311% 11/16/27 (c)	217,000	188,411
Goldman Sachs Group, Inc.:
0.657% 9/10/24 (c)	300,000	291,591
1.757% 1/24/25 (c)	250,000	240,634
2.64% 2/24/28 (c)	100,000	89,360
3.272% 9/29/25 (c)	266,000	255,727
5.7% 11/1/24	200,000	201,180
Intercontinental Exchange, Inc.:
3.65% 5/23/25	361,000	351,819
4% 9/15/27	272,000	264,351
Moody's Corp. 4.875% 2/15/24	394,000	391,428
Morgan Stanley:
0.731% 4/5/24 (c)	430,000	427,810
0.79% 5/30/25 (c)	405,000	379,259
2.475% 1/21/28 (c)	560,000	499,432
2.72% 7/22/25 (c)	204,000	195,607
3.591% 7/22/28 (c)	500,000	461,524
3.772% 1/24/29 (c)	500,000	461,602
Nomura Holdings, Inc. 1.653% 7/14/26	400,000	349,377
S&P Global, Inc. 2.45% 3/1/27 (b)	218,000	198,415
State Street Corp. 2.901% 3/30/26 (c)	16,000	15,234
UBS AG London Branch:
1.25% 6/1/26 (b)	400,000	352,175
1.375% 1/13/25 (b)	215,000	199,717
		8,675,286
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	402,000	372,926
1.75% 1/30/26	385,000	340,330
2.45% 10/29/26	151,000	133,117
4.875% 1/16/24	150,000	148,526
Ally Financial, Inc.:
1.45% 10/2/23	151,000	147,175
4.75% 6/9/27	500,000	476,398
5.125% 9/30/24	197,000	195,278
American Express Co. 2.25% 3/4/25	326,000	306,610
Capital One Financial Corp.:
1.343% 12/6/24 (c)	300,000	289,149
1.878% 11/2/27 (c)	400,000	349,549
4.985% 7/24/26 (c)	208,000	204,632
Ford Motor Credit Co. LLC 2.3% 2/10/25	600,000	551,461
Hyundai Capital America 1% 9/17/24 (b)	423,000	393,584
John Deere Capital Corp. 3.4% 6/6/25	297,000	286,518
Synchrony Financial:
4.25% 8/15/24	338,000	329,836
4.375% 3/19/24	333,000	328,378
Toyota Motor Credit Corp. 5.4% 11/10/25	220,000	222,157
		5,075,624
Diversified Financial Services - 1.7%
AIG Global Funding 0.9% 9/22/25 (b)	300,000	268,692
Athene Global Funding:
0.95% 1/8/24 (b)	275,000	264,288
1% 4/16/24 (b)	170,000	159,876
1.73% 10/2/26 (b)	980,000	843,864
Blackstone Private Credit Fund 4.7% 3/24/25	150,000	144,673
Brixmor Operating Partnership LP 2.25% 4/1/28	177,000	148,744
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	74,000	70,781
3.65% 4/5/27 (b)	105,000	97,970
GA Global Funding Trust 1.25% 12/8/23 (b)	450,000	434,527
Jackson Financial, Inc.:
1.125% 11/22/23	210,000	203,524
5.17% 6/8/27	558,000	552,482
		3,189,421
Insurance - 1.7%
Empower Finance 2020 LP 1.357% 9/17/27 (b)	258,000	216,391
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	344,000	331,816
1.4% 8/27/27 (b)	344,000	288,303
1.7% 11/12/26 (b)	451,000	393,004
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	392,000	348,435
Guardian Life Global Funding:
1.1% 6/23/25 (b)	215,000	194,225
1.4% 7/6/27 (b)	438,000	376,229
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	223,000	220,371
Pacific Life Global Funding II 1.2% 6/24/25 (b)	230,000	208,102
Pricoa Global Funding I 2.4% 9/23/24 (b)	117,000	111,460
Protective Life Global Funding 3.218% 3/28/25 (b)	157,000	149,158
RGA Global Funding 2% 11/30/26 (b)	273,000	241,054
Willis Group North America, Inc. 4.65% 6/15/27	300,000	289,836
		3,368,384
TOTAL FINANCIALS		53,862,388
HEALTH CARE - 2.9%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 3/2/28 (e)	111,000	110,561
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp. 2.75% 9/23/26 (b)	200,000	183,316
Boston Scientific Corp.:
1.9% 6/1/25	147,000	136,625
3.45% 3/1/24	279,000	273,828
		593,769
Health Care Providers & Services - 0.9%
Cigna Group:
0.613% 3/15/24	153,000	145,683
3.4% 3/1/27	200,000	187,272
CVS Health Corp. 5% 2/20/26	600,000	596,696
HCA Holdings, Inc. 3.125% 3/15/27 (b)	300,000	272,989
Humana, Inc. 0.65% 8/3/23	500,000	490,177
		1,692,817
Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc. 0.85% 9/15/24	610,000	567,577
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	300,000	281,131
		848,708
Pharmaceuticals - 1.2%
AstraZeneca Finance LLC 0.7% 5/28/24	460,000	435,093
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	300,000	290,159
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	300,000	289,588
Elanco Animal Health, Inc. 5.772% 8/28/23	208,000	207,239
GSK Consumer Healthcare Capital 3.125% 3/24/25	380,000	361,324
Viatris, Inc.:
1.65% 6/22/25	353,000	321,325
2.3% 6/22/27	600,000	518,251
		2,422,979
TOTAL HEALTH CARE		5,668,834
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.4%
Raytheon Technologies Corp. 5% 2/27/26	286,000	285,571
The Boeing Co.:
1.95% 2/1/24	203,000	196,055
4.875% 5/1/25	316,000	311,576
		793,202
Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	287,261	258,091
Delta Air Lines, Inc. 2.9% 10/28/24	306,000	291,161
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	196,676	176,178
		725,430
Building Products - 0.2%
Carrier Global Corp. 2.242% 2/15/25	374,000	351,255
Commercial Services & Supplies - 0.2%
Republic Services, Inc. 0.875% 11/15/25	441,000	390,941
Industrial Conglomerates - 0.3%
Siemens Financieringsmaatschappij NV:
0.65% 3/11/24 (b)	301,000	286,451
1.2% 3/11/26 (b)	325,000	289,500
		575,951
Machinery - 0.8%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	234,000	218,882
2% 12/14/26 (b)	350,000	309,679
Otis Worldwide Corp. 2.056% 4/5/25	362,000	337,695
Parker Hannifin Corp.:
3.65% 6/15/24	370,000	361,689
4.25% 9/15/27	242,000	231,525
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	181,000	178,313
		1,637,783
Road & Rail - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	155,000	137,264
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	427,000	406,896
0.8% 8/18/24	421,000	390,882
2.2% 1/15/27	270,000	237,211
		1,034,989
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	285,000	265,081
3.95% 7/1/24 (b)	49,000	47,382
5.5% 1/15/26 (b)	172,000	166,442
		478,905
TOTAL INDUSTRIALS		6,125,720
INFORMATION TECHNOLOGY - 2.1%
Electronic Equipment & Components - 0.3%
Amphenol Corp. 3.2% 4/1/24	37,000	36,108
Dell International LLC/EMC Corp.:
5.25% 2/1/28	246,000	242,075
5.45% 6/15/23	202,000	201,858
		480,041
IT Services - 0.2%
PayPal Holdings, Inc. 1.65% 6/1/25	230,000	213,145
The Western Union Co. 4.25% 6/9/23	257,000	256,011
		469,156
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc. 1.95% 2/15/28 (b)	950,000	805,126
Microchip Technology, Inc. 0.983% 9/1/24	415,000	387,664
Micron Technology, Inc. 4.185% 2/15/27	176,000	166,599
		1,359,389
Software - 0.9%
Oracle Corp.:
1.65% 3/25/26	160,000	143,024
5.8% 11/10/25	200,000	202,364
Roper Technologies, Inc.:
2.35% 9/15/24	300,000	286,386
3.65% 9/15/23	452,000	447,209
VMware, Inc.:
1% 8/15/24	421,000	393,364
1.4% 8/15/26	295,000	254,769
		1,727,116
TOTAL INFORMATION TECHNOLOGY		4,035,702
MATERIALS - 0.5%
Chemicals - 0.5%
Celanese U.S. Holdings LLC 5.9% 7/5/24	160,000	159,816
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	443,000	392,360
LYB International Finance III LLC 1.25% 10/1/25	204,000	182,598
Nutrien Ltd. 5.9% 11/7/24	313,000	314,671
		1,049,445
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp. 1.3% 9/15/25	129,000	115,981
Boston Properties, Inc. 3.2% 1/15/25	415,000	396,315
Crown Castle International Corp. 1.35% 7/15/25	27,000	24,522
Healthcare Trust of America Holdings LP 3.5% 8/1/26	410,000	381,132
Kite Realty Group Trust 4% 3/15/25	150,000	142,133
Omega Healthcare Investors, Inc. 4.375% 8/1/23	312,000	310,176
Realty Income Corp. 2.2% 6/15/28	24,000	20,718
Simon Property Group LP 2.75% 6/1/23	269,000	267,239
Spirit Realty LP 2.1% 3/15/28	359,000	297,407
Ventas Realty LP:
2.65% 1/15/25	199,000	188,000
3% 1/15/30	406,000	345,097
3.5% 4/15/24	129,000	125,482
Vornado Realty LP 2.15% 6/1/26	80,000	68,544
Welltower Op 3.625% 3/15/24	110,000	107,723
		2,790,469
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 4.1% 10/1/24	19,000	18,272
TOTAL REAL ESTATE		2,808,741
UTILITIES - 2.7%
Electric Utilities - 1.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	180,000	168,912
Duke Energy Corp. 4.3% 3/15/28	355,000	339,043
Exelon Corp. 2.75% 3/15/27	54,000	48,958
FirstEnergy Corp.:
1.6% 1/15/26	29,000	25,826
2.05% 3/1/25	138,000	128,733
Florida Power & Light Co. 2.85% 4/1/25	178,000	170,408
Southern Co. 0.6% 2/26/24	508,000	483,741
Tampa Electric Co. 3.875% 7/12/24	331,000	323,333
Vistra Operations Co. LLC 5% 7/31/27 (b)	670,000	622,400
		2,311,354
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 2.5% 11/15/24	343,000	327,253
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 0.833% 6/15/24	362,000	339,595
The AES Corp. 3.3% 7/15/25 (b)	266,000	249,626
		589,221
Multi-Utilities - 1.0%
Dominion Energy, Inc. 1.45% 4/15/26	240,000	213,154
DTE Energy Co. 4.22% 11/1/24	260,000	254,287
NiSource, Inc.:
0.95% 8/15/25	314,000	283,098
2.95% 9/1/29	807,000	696,515
Sempra Energy 3.3% 4/1/25	261,000	249,823
WEC Energy Group, Inc. 5% 9/27/25	228,000	225,968
		1,922,845
TOTAL UTILITIES		5,150,673
TOTAL NONCONVERTIBLE BONDS (Cost $113,886,211)		106,783,106

U.S. Treasury Obligations - 22.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.25% 7/31/25	14,317,100	12,898,812
0.5% 10/31/27	3,938,500	3,323,417
0.75% 3/31/26 (f)	7,940,000	7,104,749
1.25% 12/31/26	18,032,700	16,079,389
1.5% 1/31/27	700,000	629,070
4.5% 11/30/24	2,600,000	2,581,211
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,776,735)		42,616,648

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.1%
4.5% 3/1/39 to 9/1/49 (Cost $249,151)	233,393	229,237

Asset-Backed Securities - 14.5%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	180,116	139,298
Series 2021-1A Class A, 2.95% 11/16/41 (b)	202,188	177,388
Series 2021-2A Class A, 2.798% 1/15/47 (b)	375,329	316,416
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.8753% 7/22/32 (b)(c)(d)	723,000	713,806
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(d)	769,000	759,387
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 5.8276% 1/17/32 (b)(c)(d)	500,000	496,097
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/27	376,000	375,939
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	709,000	678,723
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.8653% 4/22/31 (b)(c)(d)	908,000	896,647
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	435,947	368,799
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	709,317	684,815
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	316,670	289,753
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(d)	250,000	246,493
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.8924% 7/15/33 (b)(c)(d)	798,000	785,920
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.7846% 7/27/30 (b)(c)(d)	671,760	664,737
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	578,000	562,851
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	987,500	861,930
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	41,757	41,570
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	191,483	188,583
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	215,000	208,218
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	696,000	689,644
Enterprise Fleet Financing Series 2023-1 Class A2, 5.51% 1/22/29 (b)	367,000	367,229
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	148,836	145,860
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	100,533	97,710
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	103,000	101,157
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	250,000	245,982
Series 2020-2 Class A, 1.06% 4/15/33 (b)	1,483,000	1,330,720
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	900,000	877,417
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	169,000	165,443
Series 2020-2 Class A, 0.69% 10/15/25 (b)	403,000	391,381
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.8153% 1/22/31 (b)(c)(d)	512,000	507,183
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	53,184	52,699
Series 2022-1A Class A, 1.36% 4/15/32 (b)	161,422	159,429
Series 2022-2A Class A, 4.25% 8/15/32 (b)	309,210	305,350
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	83,968	82,576
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.7924% 7/17/32 (b)(c)(d)	1,070,000	1,054,976
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	695,000	649,462
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.7153% 5/20/29 (b)(c)(d)	432,421	429,223
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 5.6819% 4/15/30 (b)(c)(d)	636,146	628,968
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	577,916	522,739
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	394,000	389,163
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	306,206	302,340
Series 2021-A Class A3, 0.51% 7/22/24 (b)	337,843	331,001
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	137,000	128,666
1.884% 7/15/50 (b)	86,000	76,129
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	1,434,176	1,232,313
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	248,000	247,902
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (b)(c)(d)	791,000	781,334
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.8124% 1/15/34 (b)(c)(d)	717,000	709,815
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.8366% 11/18/30 (b)(c)(d)	718,710	712,315
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.7224% 7/15/30 (b)(c)(d)	781,387	773,492
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	547,000	534,341
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	53,678	53,136
Series 2021-3 Class A, 0.83% 7/20/31 (b)	118,689	116,558
Series 2021-4 Class A, 0.84% 9/20/31 (b)	209,991	204,672
Series 2021-5 Class A, 1.31% 11/20/31 (b)	276,209	268,602
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	68,366	64,731
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	382,790	357,877
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	764,477	697,435
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	612,000	577,908
Class B, 0.69% 5/20/27	700,000	657,801
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.7424% 4/17/30 (b)(c)(d)	610,300	604,412
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	43,588	43,520
TOTAL ASSET-BACKED SECURITIES (Cost $29,342,406)		28,127,981

Collateralized Mortgage Obligations - 2.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	190,038	177,376
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	446,881	375,347
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	91,560	87,299
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	126,841	119,131
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	82,948	80,259
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	192,713	182,850
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	163,729	153,633
CFMT 2022-EBO2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	114,091	110,272
CSMC 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	628,997	578,328
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	502,446	484,913
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	241,839	209,919
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	518,062	465,460
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	64,520	59,535
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	174,823	156,753
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	184,541	176,961
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	450,971	402,805
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	354,291	333,610
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	73,961	64,742
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	97,753	86,178
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	196,616	185,474
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	92,336	89,061
TOTAL PRIVATE SPONSOR		4,579,906
U.S. Government Agency - 0.3%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	38,404	35,216
Series 2019-33 Class N, 3% 3/25/48	293,665	272,779
Series 2019-59 Class AB, 2.5% 10/25/39	95,601	85,601
Freddie Mac planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	139,208	127,264
TOTAL U.S. GOVERNMENT AGENCY		520,860
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,568,398)		5,100,766

Commercial Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (b)(c)(d)	174,000	171,454
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	138,000	125,944
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	324,991	313,192
BBCMS Mortgage Trust sequential payer Series 2017-C1 Class ASB, 3.488% 2/15/50	667,519	638,831
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	84,616	82,923
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.338% 9/15/26 (b)(c)(d)	352,000	332,755
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (b)(c)(d)	566,000	555,734
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (b)(c)(d)	323,000	315,634
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.2403% 5/15/38 (b)(c)(d)	300,000	293,609
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 5.5754% 2/15/39 (b)(c)(d)	412,205	406,077
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.438% 11/15/38 (b)(c)(d)	319,000	313,608
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.2239% 10/15/26 (b)(c)(d)	298,000	290,738
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (b)(c)(d)	132,000	131,752
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (b)(c)(d)	304,074	302,547
Series 2021-SOAR Class A, 5.258% 6/15/38 (b)(c)	460,512	452,373
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	486,451	435,525
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	341,379	296,451
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (b)(c)(d)	100,000	98,493
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	75,549	72,817
COMM Mortgage Trust:
sequential payer Series 2020-SBX Class A, 1.67% 1/10/38 (b)	625,000	553,490
Series 2013-CR13 Class AM, 4.449% 11/10/46	131,000	128,748
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	97,732	87,799
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (b)(c)(d)	443,000	431,344
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (b)(c)(d)	190,000	180,206
Series 2013-GC16 Class A/S, 4.649% 11/10/46	255,000	251,523
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	189,000	183,511
Series 2013-C17 Class A/S, 4.4584% 1/15/47	327,000	320,843
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.838% 9/15/29 (b)(c)(d)	104,136	98,967
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (b)(c)(d)	286,044	280,858
Morgan Stanley BAML Trust sequential payer:
Series 2014-C15 Class ASB, 3.654% 4/15/47	150,569	149,108
Series 2014-C19 Class ASB, 3.326% 12/15/47	202,365	198,428
Series 2016-C28 Class A3, 3.272% 1/15/49	106,361	100,071
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	302,000	281,442
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.072% 10/15/36 (b)(c)(d)	493,469	479,132
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (b)(c)(d)	299,000	292,555
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	175,587	170,063
Series 2015-NXS3 Class ASB, 3.371% 9/15/57	177,658	171,197
Series 2017-RC1 Class ASB, 3.453% 1/15/60	214,085	206,327
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,813,069)		10,196,069

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2019, 2.4% 10/1/25 (Cost $220,993)	220,000	207,066

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $199,223)	200,000	173,663

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c) (Cost $325,000)	325,000	309,333

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (g) (Cost $684,915)	684,780	684,917

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $205,066,101)	194,428,786
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(509,568)
NET ASSETS - 100.0%	193,919,218

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	37	Jun 2023	7,537,883	(17,127)	(17,127)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	107	Jun 2023	11,454,852	(14,426)	(14,426)

TOTAL FUTURES CONTRACTS					(31,553)
The notional amount of futures purchased as a percentage of Net Assets is 9.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $18,846,391.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,762,752 or 32.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $229,080.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	2,815,032	63,126,839	65,256,958	69,776	-	4	684,917	0.0%
Total	2,815,032	63,126,839	65,256,958	69,776	-	4	684,917

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	106,783,106	-	106,783,106	-

U.S. Government and Government Agency Obligations	42,616,648	-	42,616,648	-

U.S. Government Agency - Mortgage Securities	229,237	-	229,237	-

Asset-Backed Securities	28,127,981	-	28,127,981	-

Collateralized Mortgage Obligations	5,100,766	-	5,100,766	-

Commercial Mortgage Securities	10,196,069	-	10,196,069	-

Municipal Securities	207,066	-	207,066	-

Foreign Government and Government Agency Obligations	173,663	-	173,663	-

Bank Notes	309,333	-	309,333	-

Money Market Funds	684,917	684,917	-	-
Total Investments in Securities:	194,428,786	684,917	193,743,869	-
Derivative Instruments:

Liabilities
Futures Contracts	(31,553)	(31,553)	-	-
Total Liabilities	(31,553)	(31,553)	-	-
Total Derivative Instruments:	(31,553)	(31,553)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(31,553)
Total Interest Rate Risk	0	(31,553)
Total Value of Derivatives	0	(31,553)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Limited Term Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $204,381,186)	$193,743,869
Fidelity Central Funds (cost $684,915)	684,917

Total Investment in Securities (cost $205,066,101)		$194,428,786
Cash		28,793
Receivable for investments sold		4,667,540
Interest receivable		1,046,694
Distributions receivable from Fidelity Central Funds		4,417
Total assets		200,176,230
Liabilities
Payable for investments purchased
Regular delivery	$882,845
Delayed delivery	110,807
Payable for fund shares redeemed	4,787,833
Distributions payable	415,000
Accrued management fee	58,824
Payable for daily variation margin on futures contracts	1,703
Total Liabilities		6,257,012
Net Assets		$193,919,218
Net Assets consist of:
Paid in capital		$213,558,925
Total accumulated earnings (loss)		(19,639,707)
Net Assets		$193,919,218
Net Asset Value , offering price and redemption price per share ($193,919,218 ÷ 4,050,000 shares)		$47.88

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$3,647,698
Income from Fidelity Central Funds		69,776
Total Income		3,717,474
Expenses
Management fee	$464,383
Independent trustees' fees and expenses	495
Total expenses before reductions	464,878
Expense reductions	(169)
Total expenses after reductions		464,709
Net Investment income (loss)		3,252,765
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,104,722)
Redemptions in-kind	(3,211,716)
Futures contracts	(795,091)
Total net realized gain (loss)		(6,111,529)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,621,638
Fidelity Central Funds	4
Futures contracts	91,970
Total change in net unrealized appreciation (depreciation)		4,713,612
Net gain (loss)		(1,397,917)
Net increase (decrease) in net assets resulting from operations		$1,854,848
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,252,765	$2,850,328
Net realized gain (loss)	(6,111,529)	(4,476,824)
Change in net unrealized appreciation (depreciation)	4,713,612	(16,393,659)
Net increase (decrease) in net assets resulting from operations	1,854,848	(18,020,155)
Distributions to shareholders	(3,237,900)	(2,935,700)
Share transactions
Proceeds from sales of shares	97,917,851	43,188,875
Cost of shares redeemed	(142,940,004)	(65,105,164)
Net increase (decrease) in net assets resulting from share transactions	(45,022,153)	(21,916,289)
Total increase (decrease) in net assets	(46,405,205)	(42,872,144)

Net Assets
Beginning of period	240,324,423	283,196,567
End of period	$193,919,218	$240,324,423

Other Information
Shares
Sold	2,050,000	850,000
Redeemed	(2,950,000)	(1,300,000)
Net increase (decrease)	(900,000)	(450,000)

Financial Highlights
Fidelity® Limited Term Bond ETF

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$48.55	$52.44	$52.52	$51.07	$49.42	$50.60
Income from Investment Operations
Net investment income (loss) A,B	.603	.539	.470	1.039	1.344	1.072
Net realized and unrealized gain (loss)	(.647)	(3.868)	(.044)	1.495	1.687	(1.201)
Total from investment operations	(.044)	(3.329)	.426	2.534	3.031	(.129)
Distributions from net investment income	(.626)	(.561)	(.486) C	(1.084)	(1.381)	(1.051)
Distributions from net realized gain	-	-	(.020) C	-	-	-
Total distributions	(.626)	(.561)	(.506)	(1.084)	(1.381)	(1.051)
Net asset value, end of period	$47.88	$48.55	$52.44	$52.52	$51.07	$49.42
Total Return D,E,F	(.09)%	(6.38)%	.83%	5.04%	6.22%	(.23)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.36% I	.36%	.36%	.36%	.36%	.41%
Expenses net of fee waivers, if any	.36% I	.36%	.36%	.36%	.36%	.41%
Expenses net of all reductions	.36% I	.36%	.36%	.36%	.36%	.41%
Net investment income (loss)	2.53% I	1.07%	.90%	2.02%	2.69%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$193,919	$240,324	$283,197	$181,184	$127,663	$190,278
Portfolio turnover rate J,K	48% I	38%	75%	102%	32%	113%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Low Duration Bond Factor ETF
Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 33%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 87.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.:
3 month U.S. LIBOR + 1.180% 5.9151% 6/12/24 (b)(c)	2,370,000	2,394,576
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 5.0552% 3/25/24 (b)(c)	350,000	350,019
Verizon Communications, Inc.:
3 month U.S. LIBOR + 1.100% 5.9636% 5/15/25 (b)(c)	2,113,000	2,145,737
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 5.1997% 3/20/26 (b)(c)	780,000	780,852
		5,671,184
Interactive Media & Services - 0.4%
Tencent Holdings Ltd.:
3 month U.S. LIBOR + 0.910% 5.6926% 4/11/24 (b)(c)(d)	600,000	598,238
3 month U.S. LIBOR + 0.910% 5.6926% 4/11/24 (Reg. S) (b)(c)	200,000	199,413
		797,651
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 6.4636% 2/1/24 (b)(c)	538,000	542,107
Comcast Corp. 3 month U.S. LIBOR + 0.630% 5.4224% 4/15/24 (b)(c)	591,000	593,681
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.1741% 3/15/24 (b)(c)(d)	300,000	302,051
		1,437,839
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 3 month U.S. LIBOR + 0.990% 5.7824% 1/16/24 (b)(c)	400,000	402,219
TOTAL COMMUNICATION SERVICES		8,308,893
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 3.5%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.370% 5.2293% 5/10/23 (b)(c)	660,000	660,103
3 month U.S. LIBOR + 0.420% 5.1546% 9/8/23 (b)(c)	900,000	900,291
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 5.3575% 1/12/26 (b)(c)	300,000	301,774
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 4.9348% 8/12/24 (b)(c)(d)	1,900,000	1,892,607
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 5.2646% 4/1/25 (b)(c)(d)	200,000	200,758
Daimler Finance North America LLC 3 month U.S. LIBOR + 0.840% 5.6461% 5/4/23 (b)(c)(d)	900,000	900,616
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 5.7367% 4/7/25 (b)(c)	500,000	499,990
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.1077% 3/8/24 (b)(c)	840,000	838,293
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 5.5908% 2/26/27 (b)(c)	400,000	393,106
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.7531% 11/17/23 (b)(c)	300,000	300,220
Nissan Motor Acceptance Corp. 3 month U.S. LIBOR + 0.640% 5.3746% 3/8/24 (b)(c)(d)	420,000	417,373
		7,305,131
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
General Mills, Inc. 3 month U.S. LIBOR + 1.010% 5.8397% 10/17/23 (b)(c)	502,000	504,931
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 5.7726% 5/11/23 (b)(c)	750,000	750,998
Chevron U.S.A., Inc. 3 month U.S. LIBOR + 0.200% 5.0726% 8/11/23 (b)(c)	160,000	159,981
Enbridge, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.1834% 2/16/24 (b)(c)	500,000	498,953
Shell International Finance BV 3 month U.S. LIBOR + 0.400% 5.2726% 11/13/23 (b)(c)	495,000	495,899
		1,905,831
FINANCIALS - 68.3%
Banks - 42.7%
ANZ New Zealand International Ltd. London Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.1527% 2/18/25 (b)(c)(d)	400,000	399,792
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 5.7227% 6/14/23 (b)(c)(d)	500,000	500,760
Banco Santander SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.240% 5.7912% 5/24/24 (b)(c)	600,000	601,390
Bank of America Corp.:
3 month U.S. LIBOR + 0.760% 5.529% 9/15/26 (b)(c)	300,000	300,411
3 month U.S. LIBOR + 0.770% 5.5761% 2/5/26 (b)(c)	1,961,000	1,970,543
3 month U.S. LIBOR + 0.790% 5.555% 3/5/24 (b)(c)	830,000	830,000
3 month U.S. LIBOR + 0.960% 5.7753% 7/23/24 (b)(c)	1,672,000	1,675,678
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.2163% 2/4/25 (b)(c)	200,000	199,890
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.1853% 4/22/25 (b)(c)	1,700,000	1,698,096
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.2301% 10/24/24 (b)(c)	1,610,000	1,611,168
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.330% 5.7682% 4/2/26 (b)(c)	400,000	403,808
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.270% 4.7219% 4/14/23 (b)(c)	550,000	550,011
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.7567% 7/9/24 (b)(c)	1,560,000	1,557,583
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.350% 4.6977% 12/8/23 (b)(c)	200,000	200,056
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 4.9036% 1/10/25 (b)(c)	320,000	319,447
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.0141% 9/15/26 (b)(c)	500,000	493,533
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 5.4018% 6/7/25 (b)(c)	600,000	605,403
Bank of New Zealand U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.3113% 1/27/27 (b)(c)(d)	350,000	347,039
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 4.8465% 3/2/26 (b)(c)	1,559,000	1,542,292
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 4.9441% 9/15/23 (b)(c)	400,000	400,554
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8925% 7/31/24 (b)(c)	810,000	808,933
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 4.8986% 1/10/25 (b)(c)	200,000	199,640
Banque Federative du Credit Mutuel SA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 4.9672% 2/4/25 (b)(c)(d)	1,030,000	1,018,763
Barclays PLC 3 month U.S. LIBOR + 1.380% 6.2516% 5/16/24 (b)(c)	1,550,000	1,550,884
BPCE SA:
3 month U.S. LIBOR + 1.240% 5.9751% 9/12/23 (b)(c)(d)	250,000	250,770
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.0219% 1/14/25 (b)(c)(d)	480,000	475,691
Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.660% 5.3931% 9/13/23 (b)(c)	654,000	655,444
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.7869% 12/14/23 (b)(c)	1,224,000	1,224,745
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.8746% 10/18/24 (b)(c)	290,000	288,985
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 4.753% 6/22/23 (b)(c)	1,000,000	1,000,120
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 5.2168% 3/17/23 (b)(c)	200,000	200,050
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 5.3768% 4/7/25 (b)(c)	900,000	904,132
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 5.7836% 6/1/24 (b)(c)	2,287,000	2,290,311
3 month U.S. LIBOR + 1.100% 5.9766% 5/17/24 (b)(c)	964,000	965,569
3 month U.S. LIBOR + 1.250% 6.0039% 7/1/26 (b)(c)	990,000	1,002,070
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.1852% 5/1/25 (b)(c)	1,610,000	1,605,218
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.1852% 1/25/26 (b)(c)	640,000	634,784
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 5.142% 6/9/27 (b)(c)	200,000	196,620
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.280% 5.8312% 2/24/28 (b)(c)	600,000	601,932
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 5.9232% 5/24/25 (b)(c)	200,000	201,437
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.520% 5.9448% 3/17/26 (b)(c)	400,000	402,816
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.700% 5.4363% 3/16/23 (b)(c)(d)	852,000	852,153
3 month U.S. LIBOR + 0.820% 5.585% 6/4/24 (b)(c)(d)	103,000	103,466
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.8367% 7/7/25 (b)(c)(d)	2,100,000	2,089,389
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 4.9141% 6/15/26 (b)(c)(d)	410,000	405,527
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.18% 1/10/25 (b)(c)(d)	1,000,000	1,001,056
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 5.1269% 3/14/25 (b)(c)(d)	300,000	301,286
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 5.3569% 3/14/27 (b)(c)(d)	300,000	299,863
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 5.8356% 4/24/23 (b)(c)(d)	250,000	250,303
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 5.7951% 9/12/23 (b)(c)(d)	400,000	400,360
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.2464% 3/28/25 (b)(c)(d)	300,000	300,501
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.9821% 5/21/24 (b)(c)(d)	510,000	508,385
HSBC Holdings PLC:
3 month U.S. LIBOR + 1.000% 5.9153% 5/18/24 (b)(c)	600,000	600,841
3 month U.S. LIBOR + 1.230% 5.9651% 3/11/25 (b)(c)	1,200,000	1,206,483
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.1324% 11/22/24 (b)(c)	1,260,000	1,248,176
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 5.7526% 3/10/26 (b)(c)	600,000	602,400
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 5.7434% 5/16/25 (b)(c)	300,000	301,848
ING Groep NV:
3 month U.S. LIBOR + 1.000% 5.7539% 10/2/23 (b)(c)	300,000	301,541
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.640% 6.0564% 3/28/26 (b)(c)	1,300,000	1,306,541
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.730% 5.5453% 4/23/24 (b)(c)	10,000	10,006
3 month U.S. LIBOR + 0.850% 5.6599% 1/10/25 (b)(c)	702,000	703,800
3 month U.S. LIBOR + 0.890% 5.7053% 7/23/24 (b)(c)	1,066,000	1,067,625
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 4.8313% 6/1/25 (b)(c)	610,000	607,706
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.9815% 3/16/24 (b)(c)	1,460,000	1,460,115
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 4.9601% 12/10/25 (b)(c)	1,450,000	1,440,900
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 5.3593% 4/22/27 (b)(c)	600,000	594,600
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 5.4712% 2/24/26 (b)(c)	1,800,000	1,802,736
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 5.8161% 4/26/26 (b)(c)	500,000	505,197
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.7069% 6/14/24 (b)(c)	300,000	299,316
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 5.5186% 3/2/23 (b)(c)	306,000	306,000
3 month U.S. LIBOR + 0.860% 5.6819% 7/26/23 (b)(c)	1,672,000	1,675,626
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 5.4919% 2/20/26 (b)(c)	500,000	500,660
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 5.711% 9/12/25 (b)(c)	500,000	503,730
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.1046% 7/18/25 (b)(c)	600,000	607,236
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.630% 5.5879% 5/25/24 (b)(c)	1,800,000	1,798,982
3 month U.S. LIBOR + 0.790% 5.555% 3/5/23 (b)(c)	600,000	600,032
3 month U.S. LIBOR + 1.000% 5.7351% 9/11/24 (b)(c)	1,140,000	1,141,709
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 5.5119% 5/22/26 (b)(c)	700,000	695,814
National Australia Bank Ltd.:
3 month U.S. LIBOR + 0.600% 5.4059% 4/12/23 (b)(c)(d)	600,000	600,066
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8269% 1/12/25 (b)(c)(d)	2,370,000	2,363,020
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.0969% 1/12/27 (b)(c)(d)	300,000	296,533
NatWest Group PLC 3 month U.S. LIBOR + 1.550% 6.2739% 6/25/24 (b)(c)	700,000	700,037
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.0848% 8/12/24 (b)(c)(d)	1,000,000	989,232
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.1817% 9/29/26 (b)(c)(d)	450,000	437,376
Nordea Bank ABP U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 5.285% 6/6/25 (b)(c)(d)	200,000	200,000
Rabobank Nederland New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 4.7469% 1/12/24 (b)(c)	546,000	545,725
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 4.8186% 1/10/25 (b)(c)	930,000	925,150
Royal Bank of Canada:
3 month U.S. LIBOR + 0.660% 5.4419% 10/5/23 (b)(c)	660,000	661,372
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 4.7767% 10/7/24 (b)(c)	580,000	578,695
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.9461% 10/26/23 (b)(c)	210,000	210,232
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 4.9955% 1/20/26 (b)(c)	1,792,000	1,773,654
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.570% 5.0713% 4/27/26 (b)(c)	200,000	197,783
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.590% 5.1306% 11/2/26 (b)(c)	330,000	325,044
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 5.5243% 1/21/26 (b)(c)(d)	930,000	921,807
Standard Chartered PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 5.4815% 11/23/25 (b)(c)(d)	500,000	492,341
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.740% 6.2157% 3/30/26 (b)(c)(d)	570,000	572,233
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 5.6576% 7/19/23 (b)(c)	1,332,000	1,335,144
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 5.3101% 1/14/27 (b)(c)	470,000	465,975
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 5.8541% 1/13/26 (b)(c)	700,000	706,526
Sumitomo Mitsui Trust Bank Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 4.8159% 9/16/24 (b)(c)(d)	800,000	797,376
Svenska Handelsbanken AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 5.2638% 6/10/25 (b)(c)(d)	300,000	301,359
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 5.3362% 4/4/25 (b)(c)(d)	400,000	399,600
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.640% 5.4376% 7/19/23 (b)(c)	793,000	793,821
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.6748% 3/4/24 (b)(c)	1,500,000	1,498,562
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.7101% 9/10/24 (b)(c)	950,000	947,974
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 4.8486% 1/10/25 (b)(c)	950,000	946,847
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.8664% 9/28/23 (b)(c)	400,000	400,308
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 4.9501% 9/10/26 (b)(c)	200,000	197,871
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 5.2577% 3/8/24 (b)(c)	200,000	200,891
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 4.6546% 1/17/24 (b)(c)	1,500,000	1,496,924
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.7538% 6/9/25 (b)(c)	1,060,000	1,051,774
Wells Fargo & Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 5.8112% 4/25/26 (b)(c)	840,000	847,951
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.720% 5.5836% 5/15/23 (b)(c)	399,000	399,555
3 month U.S. LIBOR + 0.770% 5.7279% 2/26/24 (b)(c)	472,000	473,697
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 4.8347% 6/3/26 (b)(c)	860,000	852,446
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 5.5508% 8/26/25 (b)(c)	500,000	503,861
		88,497,039
Capital Markets - 13.9%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 4.6912% 10/25/24 (b)(c)	150,000	149,178
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 4.7561% 4/26/24 (b)(c)	400,000	399,063
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.1112% 4/25/25 (b)(c)	900,000	896,670
Charles Schwab Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 4.909% 3/18/24 (b)(c)	1,003,000	1,003,823
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 5.0748% 5/13/26 (b)(c)	580,000	571,446
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.050% 5.3698% 3/3/27 (b)(c)	700,000	701,195
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 4.9354% 8/9/23 (b)(c)	1,500,000	1,487,894
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 4.9306% 2/2/24 (b)(c)	1,400,000	1,365,532
Credit Suisse Group AG 3 month U.S. LIBOR + 1.240% 5.9751% 6/12/24 (b)(c)(d)	1,000,000	975,375
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.0557% 11/8/23 (b)(c)	800,000	799,210
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.210% 5.7724% 11/16/27 (b)(c)	300,000	287,490
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 1.170% 6.0336% 5/15/26 (b)(c)	900,000	907,179
3 month U.S. LIBOR + 1.600% 6.5534% 11/29/23 (b)(c)	2,356,000	2,376,711
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 4.9605% 10/21/24 (b)(c)	200,000	199,210
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 4.8601% 9/10/24 (b)(c)	1,330,000	1,325,843
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.9277% 3/8/24 (b)(c)	2,330,000	2,330,054
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.1779% 1/24/25 (b)(c)	500,000	499,238
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.1638% 3/9/27 (b)(c)	50,000	49,306
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.820% 5.1801% 9/10/27 (b)(c)	200,000	195,889
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 5.3943% 10/21/27 (b)(c)	800,000	784,666
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 5.7841% 3/15/24 (b)(c)	600,000	604,263
Macquarie Bank Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.310% 5.7219% 3/21/25 (b)(c)(d)	600,000	604,209
Macquarie Group Ltd.:
3 month U.S. LIBOR + 1.350% 6.0739% 3/27/24 (b)(c)(d)	678,000	678,197
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 5.1619% 10/14/25 (b)(c)(d)	560,000	552,340
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 5.3341% 9/23/27 (b)(c)(d)	200,000	195,350
Morgan Stanley:
3 month U.S. LIBOR + 1.220% 6.0631% 5/8/24 (b)(c)	1,692,000	1,698,966
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.1251% 1/24/25 (b)(c)	1,690,000	1,686,265
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.5021% 2/18/26 (b)(c)	1,000,000	1,001,285
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 5.6371% 4/17/25 (b)(c)	200,000	200,922
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.6163% 6/1/23 (b)(c)(d)	450,000	450,198
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 4.9154% 2/9/24 (b)(c)(d)	1,651,000	1,649,976
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.0054% 8/9/24 (b)(c)(d)	1,270,000	1,270,753
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 4.9192% 1/13/25 (b)(c)(d)	200,000	199,539
UBS Group AG U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 6.1348% 5/12/26 (b)(c)(d)	700,000	706,196
		28,803,431
Consumer Finance - 5.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.1017% 9/29/23 (b)(c)	300,000	298,544
American Express Co.:
3 month U.S. LIBOR + 0.750% 5.5463% 8/3/23 (b)(c)	1,424,000	1,425,415
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.2072% 11/4/26 (b)(c)	950,000	944,300
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 5.2686% 5/3/24 (b)(c)	1,100,000	1,103,502
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.0434% 12/6/24 (b)(c)	700,000	695,485
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.9054% 5/9/25 (b)(c)	500,000	499,870
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.550% 5.2734% 6/7/23 (b)(c)	200,000	200,193
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 4.6204% 10/11/24 (b)(c)	1,210,000	1,207,181
5.1457% 3/3/26 (b)	500,000	500,735
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 4.669% 6/18/24 (b)(c)	1,300,000	1,298,258
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 4.7747% 1/11/24 (b)(c)	1,000,000	999,564
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.290% 4.6565% 9/13/24 (b)(c)	600,000	598,125
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.7692% 1/13/25 (b)(c)	590,000	588,100
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.033% 3/22/24 (b)(c)	200,000	200,431
		10,559,703
Diversified Financial Services - 1.5%
AIG Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.7741% 12/15/23 (b)(c)(d)	344,000	343,700
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.113% 8/19/24 (b)(c)(d)	1,000,000	986,039
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.2511% 5/24/24 (b)(c)(d)	1,000,000	993,850
GA Global Funding Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.360% 5.8047% 4/11/25 (b)(c)(d)	500,000	496,540
National Rural Utilities Cooperative Finance Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 4.7846% 10/18/24 (b)(c)	400,000	395,786
		3,215,915
Insurance - 5.1%
MassMutual Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 4.8069% 4/12/24 (b)(c)(d)	1,800,000	1,797,676
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.870% 5.2819% 3/21/25 (b)(c)(d)	600,000	603,348
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 5.3219% 3/21/25 (b)(c)(d)	200,000	201,135
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.7548% 1/7/24 (b)(c)(d)	1,964,000	1,966,809
New York Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 4.7792% 1/14/25 (b)(c)(d)	1,970,000	1,964,117
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 4.8343% 10/21/23 (b)(c)(d)	870,000	869,845
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 4.8061% 4/26/24 (b)(c)(d)	280,000	280,133
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 4.8338% 6/9/26 (b)(c)(d)	200,000	195,375
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 4.7426% 3/25/24 (b)(c)(d)	424,000	423,909
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 4.9398% 6/4/26 (b)(c)(d)	960,000	934,833
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.8969% 4/12/24 (b)(c)(d)	650,000	650,000
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 5.3964% 3/28/25 (b)(c)(d)	200,000	200,392
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 5.4335% 12/11/24 (b)(c)(d)	500,000	501,554
		10,589,126
TOTAL FINANCIALS		141,665,214
HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 4.5563% 12/1/23 (b)(c)	300,000	298,736
Health Care Providers & Services - 0.3%
Cigna Group 3 month U.S. LIBOR + 0.890% 5.6824% 7/15/23 (b)(c)	690,000	691,199
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.8446% 10/18/23 (b)(c)	1,680,000	1,679,562
Pharmaceuticals - 1.6%
AstraZeneca PLC 3 month U.S. LIBOR + 0.660% 5.5416% 8/17/23 (b)(c)	749,000	750,948
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 1.010% 5.779% 12/15/23 (b)(c)(d)	1,072,000	1,074,710
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 5.099% 9/15/23 (b)(c)	180,000	180,120
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 4.9201% 3/10/25 (b)(c)(d)	1,400,000	1,402,457
		3,408,235
TOTAL HEALTH CARE		6,077,732
INDUSTRIALS - 2.4%
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. 3 month U.S. LIBOR + 0.450% 5.2039% 4/1/23 (b)(c)	366,000	366,078
Industrial Conglomerates - 0.5%
3M Co. 3 month U.S. LIBOR + 0.300% 5.1694% 2/14/24 (b)(c)	200,000	199,927
General Electric Co. 3 month U.S. LIBOR + 0.380% 5.1861% 5/5/26 (b)(c)	1,000,000	991,198
		1,191,125
Machinery - 1.7%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 4.6365% 9/13/24 (b)(c)	1,890,000	1,885,485
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.0064% 12/14/23 (b)(c)(d)	600,000	600,462
5.1491% 12/13/24 (b)(d)	1,000,000	993,696
		3,479,643
TOTAL INDUSTRIALS		5,036,846
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6746% 10/1/24 (b)(c)	400,000	395,968
MATERIALS - 0.1%
Chemicals - 0.1%
DuPont de Nemours, Inc. 3 month U.S. LIBOR + 1.110% 5.9736% 11/15/23 (b)(c)	252,000	253,205
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 4.8747% 1/11/24 (b)(c)	430,000	428,960
UTILITIES - 5.0%
Electric Utilities - 3.9%
American Electric Power Co., Inc. 3 month U.S. LIBOR + 0.480% 5.2936% 11/1/23 (b)(c)	400,000	399,049
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6101% 6/10/23 (b)(c)	432,000	431,634
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.8037% 8/15/23 (b)(c)	375,000	374,254
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.8051% 5/10/23 (b)(c)	512,000	511,842
NextEra Energy Capital Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.9486% 11/3/23 (b)(c)	4,050,000	4,048,272
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 4.8363% 3/1/23 (b)(c)	750,000	750,000
PPL Electric Utilities Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 4.7452% 6/24/24 (b)(c)	585,000	584,058
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.2546% 4/1/24 (b)(c)	400,000	399,481
Southern Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.9251% 5/10/23 (b)(c)	455,000	454,818
		7,953,408
Gas Utilities - 0.1%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 5.1027% 9/14/23 (b)(c)	250,000	249,645
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.2048% 5/13/24 (b)(c)	800,000	796,161
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 5.299% 9/15/23 (b)(c)	1,230,000	1,229,929
		2,026,090
TOTAL UTILITIES		10,229,143
TOTAL NONCONVERTIBLE BONDS (Cost $182,092,861)		182,111,854

U.S. Treasury Obligations - 11.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
5.25% 2/15/29	2,000	2,113
5.375% 2/15/31	800,000	875,531
6.125% 11/15/27	1,000	1,080
6.25% 5/15/30	10,000	11,366
U.S. Treasury Notes:
0.625% 5/15/30	1,640,000	1,297,138
0.625% 8/15/30	2,905,000	2,284,737
0.875% 11/15/30	2,230,000	1,781,909
1.125% 2/15/31	3,608,000	2,936,010
1.25% 8/15/31	340,000	275,626
1.375% 11/15/31	3,390,000	2,759,539
1.5% 2/15/30	63,000	53,496
1.625% 8/15/29	85,600	73,991
1.625% 5/15/31	1,760,000	1,479,637
1.75% 11/15/29	73,200	63,690
1.875% 2/15/32	1,900,000	1,609,406
2.375% 5/15/29	194,800	176,279
2.75% 8/15/32	3,250,000	2,953,438
2.875% 5/15/32	3,100,000	2,851,031
3.5% 2/15/33	1,000,000	967,031
4.125% 11/15/32	1,300,000	1,320,719
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,260,201)		23,773,767

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (e) (Cost $4,351,009)	4,350,139	4,351,009

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $212,704,071)	210,236,630
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(2,749,996)
NET ASSETS - 100.0%	207,486,634

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,950,403 or 22.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	309,001	40,698,995	36,656,987	78,251	-	-	4,351,009	0.0%
Total	309,001	40,698,995	36,656,987	78,251	-	-	4,351,009

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	182,111,854	-	182,111,854	-

U.S. Government and Government Agency Obligations	23,773,767	-	23,773,767	-

Money Market Funds	4,351,009	4,351,009	-	-
Total Investments in Securities:	210,236,630	4,351,009	205,885,621	-

Fidelity® Low Duration Bond Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $208,353,062)	$205,885,621
Fidelity Central Funds (cost $4,351,009)	4,351,009

Total Investment in Securities (cost $212,704,071)		$210,236,630
Cash		15,303
Receivable for investments sold		4,328,878
Interest receivable		1,330,155
Distributions receivable from Fidelity Central Funds		8,731
Total assets		215,919,697
Liabilities
Payable for investments purchased	$7,538,607
Distributions payable	868,400
Accrued management fee	26,056
Total Liabilities		8,433,063
Net Assets		$207,486,634
Net Assets consist of:
Paid in capital		$212,565,264
Total accumulated earnings (loss)		(5,078,630)
Net Assets		$207,486,634
Net Asset Value , offering price and redemption price per share ($207,486,634 ÷ 4,175,000 shares)		$49.70

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$4,156,805
Income from Fidelity Central Funds		78,251
Total Income		4,235,056
Expenses
Management fee	$152,359
Independent trustees' fees and expenses	351
Total expenses before reductions	152,710
Expense reductions	(527)
Total expenses after reductions		152,183
Net Investment income (loss)		4,082,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(948,599)
Total net realized gain (loss)		(948,599)
Change in net unrealized appreciation (depreciation) on investment securities		1,269,385
Net gain (loss)		320,786
Net increase (decrease) in net assets resulting from operations		$4,403,659
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,082,873	$2,238,959
Net realized gain (loss)	(948,599)	(1,292,347)
Change in net unrealized appreciation (depreciation)	1,269,385	(4,482,075)
Net increase (decrease) in net assets resulting from operations	4,403,659	(3,535,463)
Distributions to shareholders	(4,201,350)	(2,181,925)
Share transactions
Proceeds from sales of shares	7,451,372	23,710,915
Cost of shares redeemed	(7,418,736)	(46,184,173)
Net increase (decrease) in net assets resulting from share transactions	32,636	(22,473,258)
Total increase (decrease) in net assets	234,945	(28,190,646)

Net Assets
Beginning of period	207,251,689	235,442,335
End of period	$207,486,634	$207,251,689

Other Information
Shares
Sold	150,000	475,000
Redeemed	(150,000)	(925,000)
Net increase (decrease)	-	(450,000)

Financial Highlights
Fidelity® Low Duration Bond Factor ETF

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$49.64	$50.91	$50.99	$50.71	$50.10	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.996	.495	.275	.913	1.479	.279
Net realized and unrealized gain (loss)	.090	(1.278)	(.085)	.325	.469	.096
Total from investment operations	1.086	(.783)	.190	1.238	1.948	.375
Distributions from net investment income	(1.026)	(.487)	(.270)	(.958)	(1.338)	(.275)
Total distributions	(1.026)	(.487)	(.270)	(.958)	(1.338)	(.275)
Net asset value, end of period	$49.70	$49.64	$50.91	$50.99	$50.71	$50.10
Total Return D,E,F	2.21%	(1.53)%	.36%	2.48%	3.95%	.75%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.15% I	.15%	.15%	.15%	.15%	.15% I
Expenses net of fee waivers, if any	.15% I	.15%	.15%	.15%	.15%	.15% I
Expenses net of all reductions	.15% I	.15%	.15%	.15%	.15%	.15% I
Net investment income (loss)	4.05% I	.99%	.54%	1.81%	2.90%	2.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$207,487	$207,252	$235,442	$191,216	$109,024	$10,020
Portfolio turnover rate J	43% I	45%	40%	43% K	14%	2% L

A For the period June 12, 2018 (commencement of operations) through August 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Fidelity® Tactical Bond ETF
Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 21.9%
Futures - 1.6%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Tactical Bond ETF
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 39.6%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 0.9%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		16,000	14,416
Cogent Communications Group, Inc. 7% 6/15/27 (b)		8,000	7,740
Frontier Communications Holdings LLC 6% 1/15/30 (b)		13,000	10,384
Level 3 Financing, Inc. 4.625% 9/15/27 (b)		41,000	30,648
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)		9,000	8,363
Sprint Capital Corp.:
6.875% 11/15/28		21,000	22,019
8.75% 3/15/32		12,000	14,286
Telecom Italia SpA 5.303% 5/30/24 (b)		16,000	15,581
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		14,000	10,740
			134,177
Media - 3.2%
Altice France Holding SA 6% 2/15/28 (b)		22,000	15,125
Cable One, Inc. 4% 11/15/30 (b)		6,000	4,678
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)		87,000	71,559
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51		220,000	134,523
Clear Channel Outdoor Holdings, Inc. 5.125% 8/15/27 (b)		9,000	8,033
CSC Holdings LLC 5.5% 4/15/27 (b)		41,000	35,669
DISH DBS Corp. 7.75% 7/1/26		43,000	33,379
Gray Television, Inc. 4.75% 10/15/30 (b)		15,000	10,998
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (b)		16,000	11,939
6.5% 9/15/28 (b)		18,000	8,466
Sirius XM Radio, Inc.:
4.125% 7/1/30 (b)		90,000	73,146
5% 8/1/27 (b)		25,000	22,938
TEGNA, Inc. 4.75% 3/15/26 (b)		9,000	8,550
Univision Communications, Inc. 4.5% 5/1/29 (b)		17,000	14,338
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		17,000	14,071
			467,412
Wireless Telecommunication Services - 1.1%
Millicom International Cellular SA 4.5% 4/27/31 (b)		200,000	161,500
TOTAL COMMUNICATION SERVICES			763,089
CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.6%
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	100,000	90,862
Automobiles - 0.1%
Ford Motor Co. 5.291% 12/8/46		10,000	7,825
Diversified Consumer Services - 0.3%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		31,000	30,153
Service Corp. International 5.125% 6/1/29		16,000	14,980
			45,133
Hotels, Restaurants & Leisure - 1.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)		18,000	14,867
Aramark Services, Inc. 5% 2/1/28 (b)		12,000	11,048
Boyd Gaming Corp. 4.75% 6/15/31 (b)		12,000	10,596
Caesars Entertainment, Inc. 8.125% 7/1/27 (b)		36,000	36,360
Carnival Corp.:
10.5% 2/1/26 (b)		23,000	23,818
10.5% 6/1/30 (b)		12,000	11,620
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (b)		17,000	14,703
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		15,000	15,042
Melco Resorts Finance Ltd. 5.375% 12/4/29 (b)		7,000	5,786
MGM Resorts International 4.75% 10/15/28		17,000	15,239
NCL Corp. Ltd. 5.875% 2/15/27 (b)		26,000	24,115
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		18,000	15,821
7.25% 1/15/30 (b)		5,000	5,022
Station Casinos LLC 4.5% 2/15/28 (b)		9,000	7,949
Viking Cruises Ltd. 13% 5/15/25 (b)		14,000	14,881
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		16,000	14,901
Yum! Brands, Inc. 3.625% 3/15/31		9,000	7,529
			249,297
Household Durables - 1.0%
Toll Brothers Finance Corp. 4.875% 3/15/27		150,000	143,945
Internet & Direct Marketing Retail - 0.1%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)		8,000	5,384
Uber Technologies, Inc. 4.5% 8/15/29 (b)		17,000	15,029
			20,413
Specialty Retail - 0.2%
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		15,000	14,208
LBM Acquisition LLC 6.25% 1/15/29 (b)		7,000	4,987
Michaels Companies, Inc. 7.875% 5/1/29 (b)		7,000	5,268
			24,463
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		9,000	7,380
The William Carter Co. 5.625% 3/15/27 (b)		5,000	4,806
Wolverine World Wide, Inc. 4% 8/15/29 (b)		7,000	5,638
			17,824
TOTAL CONSUMER DISCRETIONARY			599,762
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		14,000	11,159
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		17,000	14,388
6.5% 2/15/28 (b)		5,000	4,972
C&S Group Enterprises LLC 5% 12/15/28 (b)		14,000	10,782
Performance Food Group, Inc. 5.5% 10/15/27 (b)		16,000	15,173
			45,315
Food Products - 0.4%
Darling Ingredients, Inc. 6% 6/15/30 (b)		8,000	7,730
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)		24,000	22,590
Post Holdings, Inc. 4.625% 4/15/30 (b)		17,000	14,739
TreeHouse Foods, Inc. 4% 9/1/28		13,000	11,149
			56,208
TOTAL CONSUMER STAPLES			112,682
ENERGY - 7.4%
Energy Equipment & Services - 0.2%
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		30,063	29,198
Oil, Gas & Consumable Fuels - 7.2%
Apache Corp. 5.1% 9/1/40		9,000	7,405
Buckeye Partners LP 3.95% 12/1/26		12,000	10,611
Cheniere Energy Partners LP 3.25% 1/31/32		10,000	8,015
Cheniere Energy, Inc. 4.625% 10/15/28		6,000	5,562
Citgo Petroleum Corp. 6.375% 6/15/26 (b)		6,000	5,793
Comstock Resources, Inc. 6.75% 3/1/29 (b)		12,000	11,040
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)		38,000	34,569
CVR Energy, Inc. 5.75% 2/15/28 (b)		16,000	14,201
DCP Midstream Operating LP 5.85% 5/21/43 (b)(c)		150,000	148,440
EG Global Finance PLC 6.75% 2/7/25 (b)		16,000	14,440
EQM Midstream Partners LP 6.5% 7/1/27 (b)		15,000	14,206
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		13,000	12,026
Hess Midstream Partners LP 4.25% 2/15/30 (b)		17,000	14,354
Hilcorp Energy I LP/Hilcorp Finance Co. 6% 4/15/30 (b)		12,000	10,886
Kinder Morgan, Inc. 3.6% 2/15/51		200,000	135,156
MEG Energy Corp. 7.125% 2/1/27 (b)		15,000	15,225
MPLX LP:
5% 3/1/33		50,000	46,911
5.65% 3/1/53		50,000	46,039
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		12,000	11,459
Occidental Petroleum Corp. 8.875% 7/15/30		77,000	87,460
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28		12,000	11,194
Petroleos Mexicanos 7.69% 1/23/50		200,000	140,490
Range Resources Corp. 4.875% 5/15/25		15,000	14,634
SM Energy Co. 6.625% 1/15/27		15,000	14,269
Southwestern Energy Co. 4.75% 2/1/32		20,000	17,187
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		17,000	14,919
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (b)		26,000	22,421
Targa Resources Corp. 4.2% 2/1/33		160,000	139,302
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30		6,000	5,683
Western Gas Partners LP:
4.3% 2/1/30		16,000	14,175
5.3% 3/1/48		9,000	7,413
			1,055,485
TOTAL ENERGY			1,084,683
FINANCIALS - 9.9%
Banks - 5.0%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	95,752
Bank of America Corp. 2.299% 7/21/32 (c)		90,000	70,384
BNP Paribas SA 0.5% 1/19/30 (Reg. S) (c)	EUR	100,000	83,238
BPCE SA 1.5% 1/13/42 (Reg. S) (c)	EUR	200,000	178,057
HSBC Holdings PLC 3% 7/22/28 (c)	GBP	100,000	107,487
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)		200,000	191,442
			726,360
Capital Markets - 0.7%
Credit Suisse Group AG 2.125% 11/15/29 (Reg. S) (c)	GBP	100,000	88,374
Hightower Holding LLC 6.75% 4/15/29 (b)		18,000	15,227
MSCI, Inc. 4% 11/15/29 (b)		9,000	7,966
			111,567
Consumer Finance - 1.9%
Capital One Financial Corp.:
5.468% 2/1/29 (c)		9,000	8,836
5.817% 2/1/34 (c)		15,000	14,565
Ford Motor Credit Co. LLC:
3.375% 11/13/25		200,000	184,214
4% 11/13/30		52,000	43,339
OneMain Finance Corp. 6.875% 3/15/25		37,000	36,121
			287,075
Diversified Financial Services - 1.2%
Altus Midstream LP 5.875% 6/15/30 (b)		5,000	4,621
Blackstone Private Credit Fund 4.7% 3/24/25		80,000	77,159
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27		95,000	88,350
			170,130
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc. 6% 8/1/29 (b)		18,000	14,650
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (b)		16,000	14,124
6.75% 10/15/27 (b)		12,000	10,905
Demeter Investments BV 2.75% 2/19/49 (Reg. S) (c)	EUR	100,000	92,796
HUB International Ltd. 7% 5/1/26 (b)		15,000	14,746
USI, Inc. 6.875% 5/1/25 (b)		12,000	11,790
			159,011
TOTAL FINANCIALS			1,454,143
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. 4.625% 7/15/28 (b)		9,000	8,280
Health Care Providers & Services - 1.6%
Centene Corp.:
3.375% 2/15/30		17,000	14,344
4.625% 12/15/29		80,000	73,159
Community Health Systems, Inc.:
4.75% 2/15/31 (b)		31,000	23,948
6.125% 4/1/30 (b)		24,000	16,435
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		18,000	14,835
HCA Holdings, Inc. 3.5% 9/1/30		17,000	14,617
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		9,000	7,582
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		11,000	10,857
Tenet Healthcare Corp. 4.875% 1/1/26		62,000	59,048
			234,825
Health Care Technology - 0.1%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		16,000	12,655
Pharmaceuticals - 0.3%
Bausch Health Companies, Inc. 5.5% 11/1/25 (b)		28,000	24,352
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)		16,000	14,123
			38,475
TOTAL HEALTH CARE			294,235
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.6%
Bombardier, Inc. 7.125% 6/15/26 (b)		15,000	14,736
Howmet Aerospace, Inc. 5.95% 2/1/37		11,000	10,779
Moog, Inc. 4.25% 12/15/27 (b)		5,000	4,575
TransDigm, Inc. 7.5% 3/15/27		60,000	59,250
			89,340
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		7,000	6,055
Rand Parent LLC 8.5% 2/15/30 (b)		5,000	4,801
			10,856
Airlines - 0.0%
American Airlines, Inc. 7.25% 2/15/28 (b)		5,000	4,891
Building Products - 0.1%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		11,000	10,505
Commercial Services & Supplies - 0.6%
ADT Corp. 4.125% 8/1/29 (b)		17,000	14,628
APX Group, Inc. 6.75% 2/15/27 (b)		6,000	5,760
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		15,000	12,551
CoreCivic, Inc. 8.25% 4/15/26		15,000	15,186
IAA, Inc. 5.5% 6/15/27 (b)		15,000	15,169
Madison IAQ LLC 4.125% 6/30/28 (b)		17,000	14,503
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,727
Stericycle, Inc. 3.875% 1/15/29 (b)		7,000	6,001
			88,525
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/27		23,000	21,996
Pike Corp. 5.5% 9/1/28 (b)		17,000	14,753
SRS Distribution, Inc. 4.625% 7/1/28 (b)		7,000	6,125
			42,874
Marine - 0.1%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		11,000	10,814
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (b)		16,000	14,460
CoreLogic, Inc. 4.5% 5/1/28 (b)		10,000	7,700
			22,160
Road & Rail - 0.7%
National Express Group PLC 2.375% 11/20/28 (Reg. S)	GBP	100,000	101,005
Transportation Infrastructure - 0.7%
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	100,000	99,971
TOTAL INDUSTRIALS			480,941
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		13,000	10,595
Electronic Equipment & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		16,000	14,018
IT Services - 0.0%
Arches Buyer, Inc. 4.25% 6/1/28 (b)		6,000	4,939
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 4.375% 4/15/28 (b)		17,000	15,043
Software - 1.0%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		20,000	17,300
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)		17,000	14,688
Fair Isaac Corp. 4% 6/15/28 (b)		5,000	4,541
MicroStrategy, Inc. 6.125% 6/15/28 (b)		4,000	3,320
Open Text Corp. 3.875% 12/1/29 (b)		24,000	19,372
Oracle Corp. 3.85% 4/1/60		100,000	66,654
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		16,000	15,056
			140,931
TOTAL INFORMATION TECHNOLOGY			185,526
MATERIALS - 2.0%
Chemicals - 0.9%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		6,000	5,534
LSB Industries, Inc. 6.25% 10/15/28 (b)		10,000	9,103
Methanex Corp. 5.125% 10/15/27		16,000	15,039
NOVA Chemicals Corp. 5.25% 6/1/27 (b)		12,000	10,800
Nufarm Australia Ltd. 5% 1/27/30 (b)		9,000	7,857
Olin Corp. 5% 2/1/30		16,000	14,559
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (b)		18,000	15,024
The Chemours Co. LLC 5.75% 11/15/28 (b)		39,000	34,253
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		6,000	5,513
7.375% 3/1/31 (b)		5,000	4,964
			122,646
Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)		26,000	23,660
BWAY Holding Co. 7.875% 8/15/26 (b)		5,000	5,031
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		35,000	33,392
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		8,000	7,640
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		5,000	4,859
Sealed Air Corp. 6.125% 2/1/28 (b)		5,000	4,925
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		16,000	15,120
8.5% 8/15/27 (b)		11,000	10,449
			105,076
Metals & Mining - 0.4%
First Quantum Minerals Ltd. 6.875% 3/1/26 (b)		24,000	22,575
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		13,000	11,960
Mineral Resources Ltd. 8% 11/1/27 (b)		14,000	13,930
Novelis Corp. 3.875% 8/15/31 (b)		18,000	14,583
			63,048
TOTAL MATERIALS			290,770
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.9%
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31		42,000	28,789
SBA Communications Corp. 3.875% 2/15/27		25,000	22,625
Service Properties Trust 4.95% 2/15/27		10,000	8,621
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)		44,000	34,879
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)		33,000	28,505
			123,419
Real Estate Management & Development - 0.5%
Blackstone Property Partners Europe LP 1% 5/4/28 (Reg. S)	EUR	100,000	78,332
TOTAL REAL ESTATE			201,751
UTILITIES - 2.2%
Electric Utilities - 2.2%
DPL, Inc. 4.35% 4/15/29		160,000	138,400
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (c)	EUR	100,000	82,235
NRG Energy, Inc. 5.25% 6/15/29 (b)		17,000	15,130
PG&E Corp. 5% 7/1/28		73,000	66,653
Vistra Operations Co. LLC 5% 7/31/27 (b)		16,000	14,863
			317,281
TOTAL NONCONVERTIBLE BONDS (Cost $6,022,513)			5,784,863

U.S. Treasury Obligations - 30.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 3.625% 2/15/53	1,882,000	1,791,723
U.S. Treasury Notes:
3.5% 1/31/30	700,000	676,047
4.125% 11/15/32	2,010,000	2,042,031
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,620,151)		4,509,801

Asset-Backed Securities - 2.4%
	Principal Amount (a)	Value ($)
Ares XXXIV CLO Ltd. Series 2020-2A Class BR2, 3 month U.S. LIBOR + 1.600% 6.3924% 4/17/33 (b)(c)(d)	250,000	243,407
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	118,750	110,272
TOTAL ASSET-BACKED SECURITIES (Cost $356,824)		353,679

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
BX Trust floater Series 2022-IND Class C, CME Term SOFR 1 Month Index + 2.290% 6.8518% 4/15/37 (b)(c)(d)	112,030	109,193
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	100,000	78,385
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $190,268)		187,578

Foreign Government and Government Agency Obligations - 4.6%
		Principal Amount (a)	Value ($)
Brazilian Federative Republic 5.625% 2/21/47		200,000	162,975
Dominican Republic 6% 2/22/33 (b)		240,000	217,170
United Mexican States:
7.75% 5/29/31	MXN	3,000,000	149,227
7.75% 11/13/42	MXN	3,100,000	145,472
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $689,761)			674,844

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
FINANCIALS - 1.1%
Banks - 1.0%
Bank of Nova Scotia 4.9% (c)(e)	150,000	145,635
Consumer Finance - 0.1%
Ally Financial, Inc. 4.7% (c)(e)	15,000	11,782
TOTAL PREFERRED SECURITIES (Cost $159,575)		157,417

Money Market Funds - 20.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (f) (Cost $2,941,643)	2,941,055	2,941,643

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $14,980,735)	14,609,825
NET OTHER ASSETS (LIABILITIES) - 0.1%	21,277
NET ASSETS - 100.0%	14,631,102

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Schatz Contracts (Germany)	2	Mar 2023	222,075	(2,132)	(2,132)

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Jun 2023	125,219	(10)	(10)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	Jun 2023	135,063	763	763

TOTAL TREASURY CONTRACTS					753

TOTAL PURCHASED					(1,379)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	1	Mar 2023	121,826	3,206	3,206
ICE Long Gilt Contracts (United Kingdom)	1	Jun 2023	120,237	778	778

TOTAL SOLD					3,984

TOTAL FUTURES CONTRACTS					2,605
The notional amount of futures purchased as a percentage of Net Assets is 3.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	149,101	MXN	2,756,000	BNP Paribas S.A.	3/30/23	(684)
EUR	2,000	USD	2,161	Bank of America, N.A.	4/20/23	(39)
EUR	3,000	USD	3,273	Brown Brothers Harriman & Co	4/20/23	(90)
EUR	2,000	USD	2,181	Brown Brothers Harriman & Co	4/20/23	(60)
EUR	6,000	USD	6,409	Brown Brothers Harriman & Co	4/20/23	(44)
EUR	10,000	USD	10,644	JPMorgan Chase Bank, N.A.	4/20/23	(36)
GBP	2,000	USD	2,400	JPMorgan Chase Bank, N.A.	4/20/23	8
GBP	3,000	USD	3,610	JPMorgan Chase Bank, N.A.	4/20/23	2
GBP	4,000	USD	4,851	JPMorgan Chase Bank, N.A.	4/20/23	(35)
USD	765,225	EUR	699,000	Bank of America, N.A.	4/20/23	23,700
USD	3,175	EUR	3,000	Bank of America, N.A.	4/20/23	(8)
USD	5,381	EUR	5,000	Brown Brothers Harriman & Co	4/20/23	77
USD	9,821	EUR	9,000	JPMorgan Chase Bank, N.A.	4/20/23	273
USD	4,397	EUR	4,000	JPMorgan Chase Bank, N.A.	4/20/23	154
USD	449,422	GBP	363,000	Bank of America, N.A.	4/20/23	12,382
USD	2,463	GBP	2,000	Bank of America, N.A.	4/20/23	55
USD	2,393	GBP	2,000	Brown Brothers Harriman & Co	4/20/23	(14)
USD	2,455	GBP	2,000	JPMorgan Chase Bank, N.A.	4/20/23	47

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						35,688

Unrealized Appreciation						36,698
Unrealized Depreciation						(1,010)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
MXN	-	Mexican peso
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,141,529 or 21.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	-	4,242,341	1,300,698	15,044	-	-	2,941,643	0.0%
Total	-	4,242,341	1,300,698	15,044	-	-	2,941,643

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	5,784,863	-	5,784,863	-

U.S. Government and Government Agency Obligations	4,509,801	-	4,509,801	-

Asset-Backed Securities	353,679	-	353,679	-

Commercial Mortgage Securities	187,578	-	187,578	-

Foreign Government and Government Agency Obligations	674,844	-	674,844	-

Preferred Securities	157,417	-	157,417	-

Money Market Funds	2,941,643	2,941,643	-	-
Total Investments in Securities:	14,609,825	2,941,643	11,668,182	-
Derivative Instruments:

Assets
Futures Contracts	4,747	4,747	-	-
Forward Foreign Currency Contracts	36,698	-	36,698	-
Total Assets	41,445	4,747	36,698	-

Liabilities
Futures Contracts	(2,142)	(2,142)	-	-
Forward Foreign Currency Contracts	(1,010)	-	(1,010)	-
Total Liabilities	(3,152)	(2,142)	(1,010)	-
Total Derivative Instruments:	38,293	2,605	35,688	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	36,698	(1,010)
Total Foreign Exchange Risk	36,698	(1,010)
Interest Rate Risk
Futures Contracts (b)	4,747	(2,142)
Total Interest Rate Risk	4,747	(2,142)
Total Value of Derivatives	41,445	(3,152)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Tactical Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,039,092)	$11,668,182
Fidelity Central Funds (cost $2,941,643)	2,941,643

Total Investment in Securities (cost $14,980,735)		$14,609,825
Segregated cash with brokers for derivative instruments		19,244
Cash		21,355
Foreign currency held at value (cost $51,495)		50,318
Unrealized appreciation on forward foreign currency contracts		36,698
Interest receivable		114,790
Distributions receivable from Fidelity Central Funds		12,080
Receivable for daily variation margin on futures contracts		1,348
Total assets		14,865,658
Liabilities
Payable for investments purchased	$162,243
Unrealized depreciation on forward foreign currency contracts	1,010
Distributions payable	64,500
Accrued management fee	6,803
Total Liabilities		234,556
Net Assets		$14,631,102
Net Assets consist of:
Paid in capital		$15,043,762
Total accumulated earnings (loss)		(412,660)
Net Assets		$14,631,102
Net Asset Value , offering price and redemption price per share ($14,631,102 ÷ 300,000 shares)		$48.77

Statement of Operations
		For the period January 24, 2023 (commencement of operations) through February 28, 2023 (Unaudited)
Investment Income
Dividends		$176
Interest		56,283
Income from Fidelity Central Funds		15,044
Total Income		71,503
Expenses
Management fee	$8,862
Independent trustees' fees and expenses	3
Total Expenses		8,865
Net Investment income (loss)		62,638
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(62,605)
Forward foreign currency contracts	(2,286)
Foreign currency transactions	665
Futures contracts	(12,503)
Total net realized gain (loss)		(76,729)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(370,910)
Forward foreign currency contracts	35,688
Assets and liabilities in foreign currencies	(1,452)
Futures contracts	2,605
Total change in net unrealized appreciation (depreciation)		(334,069)
Net gain (loss)		(410,798)
Net increase (decrease) in net assets resulting from operations		$(348,160)
Statement of Changes in Net Assets

For the period January 24, 2023 (commencement of operations) through February 28, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,638
Net realized gain (loss)	(76,729)
Change in net unrealized appreciation (depreciation)	(334,069)
Net increase (decrease) in net assets resulting from operations	(348,160)
Distributions to shareholders	(64,500)
Share transactions
Proceeds from sales of shares	15,043,762
Net increase (decrease) in net assets resulting from share transactions	15,043,762
Total increase (decrease) in net assets	14,631,102

Net Assets
Beginning of period	-
End of period	$14,631,102

Other Information
Shares
Sold	300,000
Redeemed	-
Net increase (decrease)	300,000

Financial Highlights
Fidelity® Tactical Bond ETF

Six months ended (Unaudited) February 28, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.209
Net realized and unrealized gain (loss)	(1.224)
Total from investment operations	(1.015)
Distributions from net investment income	(.215)
Total distributions	(.215)
Net asset value, end of period	$48.77
Total Return D	(2.03)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.55% G
Expenses net of fee waivers, if any	.55% G
Expenses net of all reductions	.55% G
Net investment income (loss)	4.27% G
Supplemental Data
Net assets, end of period (000 omitted)	$14,631
Portfolio turnover rate H	17% I

A For the period January 24, 2023 (commencement of operations) through February 28, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Amount not annualized.

Fidelity® Total Bond ETF
Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 12.7%
Futures and Swaps - 1.2%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Total Bond ETF
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets

Corporate Bonds - 35.6%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		400,000	367,394
3.375% 8/15/26		1,428,000	912,606
			1,280,000
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		30,322	185,656
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		52,465	321,233
			506,889
TOTAL CONVERTIBLE BONDS			1,786,889
Nonconvertible Bonds - 35.6%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.9%
Altice France SA:
5.125% 1/15/29(d)		515,000	395,341
5.5% 1/15/28(d)		630,000	518,912
AT&T, Inc.:
2.55% 12/1/33		4,162,000	3,186,632
3.8% 12/1/57		3,772,000	2,648,184
4.3% 2/15/30		315,000	295,494
4.5% 3/9/48		10,000	8,222
5.15% 11/15/46		500,000	457,901
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		453,000	408,153
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		85,000	69,289
5.625% 9/15/28(d)		70,000	52,150
Cogent Communications Group, Inc. 7% 6/15/27 (d)		505,000	488,588
Frontier Communications Holdings LLC:
5.875% 10/15/27(d)		770,000	715,407
6.75% 5/1/29(d)		890,000	747,774
8.75% 5/15/30(d)		235,000	237,644
IHS Holding Ltd. 5.625% 11/29/26 (d)		210,000	178,146
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		65,000	41,709
4.25% 7/1/28(d)		390,000	266,175
4.625% 9/15/27(d)		1,000,000	747,500
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		225,000	156,375
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		1,080,000	1,003,500
Qtel International Finance Ltd. 2.625% 4/8/31 (d)		300,000	256,369
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,300,000	1,194,213
Sprint Capital Corp.:
6.875% 11/15/28		3,988,000	4,181,418
8.75% 3/15/32		310,000	369,052
Telecom Italia Capital SA 6% 9/30/34		693,000	579,002
Telecom Italia SpA 5.303% 5/30/24 (d)		210,000	204,504
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		235,000	211,333
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		1,000,000	933,050
Verizon Communications, Inc.:
2.1% 3/22/28		1,241,000	1,071,111
2.55% 3/21/31		6,947,000	5,682,561
2.987% 10/30/56		1,624,000	994,941
3% 3/22/27		221,000	204,197
4.862% 8/21/46		875,000	790,179
5.012% 4/15/49		38,000	34,860
Virgin Media Finance PLC 5% 7/15/30 (d)		405,000	330,075
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		205,000	157,261
6.125% 3/1/28(d)		790,000	497,653
			30,314,875
Entertainment - 0.1%
Allen Media LLC 10.5% 2/15/28 (d)		400,000	172,000
The Walt Disney Co.:
3.8% 3/22/30		1,824,000	1,695,989
4.7% 3/23/50		1,346,000	1,259,533
			3,127,522
Interactive Media & Services - 0.0%
Baidu, Inc. 1.72% 4/9/26		375,000	332,903
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		250,000	224,500
2.88% 4/22/31(d)		300,000	248,119
			805,522
Media - 1.6%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		3,330,000	2,544,486
Altice Financing SA 5% 1/15/28 (d)		200,000	165,976
Altice France Holding SA 6% 2/15/28 (d)		1,435,000	986,563
Cable Onda SA 4.5% 1/30/30 (d)		340,000	273,913
Cable One, Inc. 4% 11/15/30 (d)		200,000	155,940
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30(d)		225,000	185,067
4.5% 5/1/32		460,000	364,067
4.75% 3/1/30(d)		3,679,000	3,093,929
5% 2/1/28(d)		200,000	181,250
5.125% 5/1/27(d)		370,000	342,350
5.375% 6/1/29(d)		1,314,000	1,172,022
5.5% 5/1/26(d)		100,000	96,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33		1,842,000	1,575,507
5.25% 4/1/53		6,247,000	4,885,027
5.375% 5/1/47		3,681,000	2,932,483
5.5% 4/1/63		2,636,000	2,048,944
5.75% 4/1/48		1,936,000	1,616,828
6.484% 10/23/45		197,000	178,235
Comcast Corp.:
3.9% 3/1/38		71,000	60,893
4.65% 7/15/42		162,000	149,532
CSC Holdings LLC:
4.125% 12/1/30(d)		325,000	234,871
5.375% 2/1/28(d)		1,415,000	1,180,252
5.5% 4/15/27(d)		600,000	521,982
5.75% 1/15/30(d)		955,000	546,957
Discovery Communications LLC:
3.625% 5/15/30		5,565,000	4,762,287
4.65% 5/15/50		1,770,000	1,298,055
DISH DBS Corp. 7.75% 7/1/26		200,000	155,250
DISH Network Corp. 11.75% 11/15/27 (d)		2,000,000	2,026,450
Fox Corp.:
4.03% 1/25/24		101,000	99,675
4.709% 1/25/29		145,000	138,459
5.476% 1/25/39		143,000	131,413
5.576% 1/25/49		95,000	86,496
Gray Television, Inc. 4.75% 10/15/30 (d)		195,000	142,970
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	300,000	303,244
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		200,000	168,140
Magallanes, Inc.:
3.428% 3/15/24(d)		1,097,000	1,070,652
3.638% 3/15/25(d)		601,000	573,259
3.755% 3/15/27(d)		1,175,000	1,077,868
4.054% 3/15/29(d)		407,000	363,962
4.279% 3/15/32(d)		2,434,000	2,101,299
5.05% 3/15/42(d)		847,000	686,185
5.141% 3/15/52(d)		5,077,000	3,979,880
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		460,000	343,252
6.5% 9/15/28(d)		955,000	449,164
Sirius XM Radio, Inc. 4.125% 7/1/30 (d)		635,000	516,083
TEGNA, Inc. 4.75% 3/15/26 (d)		600,000	570,000
Time Warner Cable LLC:
5.5% 9/1/41		16,000	13,470
5.875% 11/15/40		1,356,000	1,197,488
6.55% 5/1/37		157,000	150,365
6.75% 6/15/39		674,000	647,550
7.3% 7/1/38		211,000	211,474
Univision Communications, Inc. 6.625% 6/1/27 (d)		165,000	156,648
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		410,000	339,361
VZ Secured Financing BV 5% 1/15/32 (d)		900,000	740,347
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		670,000	541,447
6% 1/15/27(d)		400,000	372,000
			50,907,767
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (d)		200,000	182,225
Bharti Airtel International BV 5.35% 5/20/24 (d)		200,000	198,710
CT Trust 5.125% 2/3/32 (d)		350,000	275,188
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		565,000	491,546
Millicom International Cellular SA:
4.5% 4/27/31(d)		1,343,000	1,084,473
6.25% 3/25/29(d)		630,000	570,150
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (d)		225,000	216,956
Rogers Communications, Inc.:
3.2% 3/15/27(d)		1,271,000	1,168,644
3.8% 3/15/32(d)		1,109,000	968,688
Sprint Corp.:
7.125% 6/15/24		200,000	202,520
7.875% 9/15/23		519,000	523,847
T-Mobile U.S.A., Inc.:
3.875% 4/15/30		9,409,000	8,531,584
4.375% 4/15/40		207,000	175,904
4.5% 4/15/50		407,000	337,620
4.75% 2/1/28		135,000	130,680
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(e)	GBP	385,000	441,332
6.25% 10/3/78 (Reg. S)(e)		200,000	193,500
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		575,000	402,854
			16,096,421
TOTAL COMMUNICATION SERVICES			101,252,107

CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		225,000	172,097
Tupy Overseas SA 4.5% 2/16/31 (d)		89,000	69,020
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	600,000	576,076
			817,193
Automobiles - 0.5%
Ford Motor Co. 3.25% 2/12/32		400,000	302,315
General Motors Financial Co., Inc.:
4% 1/15/25		50,000	48,461
4.25% 5/15/23		5,000	4,989
4.35% 4/9/25		13,810,000	13,411,704
5.15% 8/15/26 (Reg. S)	GBP	110,000	130,120
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(e)(f)		445,000	433,875
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (d)		811,000	807,148
			15,138,612
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		1,670,000	1,624,388
Service Corp. International 5.125% 6/1/29		615,000	575,794
			2,200,182
Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30(d)		955,000	788,754
5.75% 4/15/25(d)		130,000	129,188
Aramark Services, Inc.:
5% 4/1/25(d)		275,000	266,757
5% 2/1/28(d)		1,496,000	1,377,367
Boyd Gaming Corp.:
4.75% 12/1/27		380,000	356,250
4.75% 6/15/31(d)		400,000	353,191
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		600,000	513,180
6.25% 7/1/25(d)		595,000	590,052
7% 2/15/30(d)		120,000	120,900
8.125% 7/1/27(d)		590,000	595,900
Carnival Corp.:
7.625% 3/1/26(d)		1,955,000	1,760,702
10.5% 2/1/26(d)		600,000	621,348
10.5% 6/1/30(d)		405,000	392,182
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		400,000	345,960
6.75% 1/15/30(d)		3,890,000	3,223,915
Garden SpinCo Corp. 8.625% 7/20/30 (d)		90,000	94,957
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		300,000	232,500
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		580,000	581,612
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (d)		950,000	779,941
McDonald's Corp.:
3.5% 7/1/27		269,000	253,660
3.6% 7/1/30		319,000	291,014
4.2% 4/1/50		1,792,000	1,488,791
Melco Resorts Finance Ltd.:
5.375% 12/4/29(d)		200,000	165,302
5.75% 7/21/28(d)		220,000	189,062
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		250,000	234,422
NCL Corp. Ltd. 8.375% 2/1/28 (d)		420,000	427,892
NCL Finance Ltd. 6.125% 3/15/28 (d)		1,300,000	1,082,250
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26(d)		1,000,000	918,820
7.25% 1/15/30(d)		200,000	200,875
11.5% 6/1/25(d)		149,000	158,126
11.625% 8/15/27(d)		60,000	64,023
Station Casinos LLC 4.5% 2/15/28 (d)		610,000	538,752
Viking Cruises Ltd. 13% 5/15/25 (d)		400,000	425,178
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	100,000	103,357
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27(d)		340,000	316,646
5.5% 3/1/25(d)		300,000	291,093
Wynn Macau Ltd.:
4.875% 10/1/24(d)		325,000	310,375
5.5% 10/1/27(d)		100,000	86,500
Yum! Brands, Inc.:
3.625% 3/15/31		400,000	334,632
4.625% 1/31/32		600,000	530,364
			21,535,790
Household Durables - 0.0%
Newell Brands, Inc. 5.625% 4/1/36 (g)		460,000	389,595
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	355,000	301,976
			691,571
Internet & Direct Marketing Retail - 0.1%
JD.com, Inc. 3.375% 1/14/30		255,000	225,583
Match Group Holdings II LLC 4.125% 8/1/30 (d)		85,000	70,463
Meituan:
2.125% 10/28/25(d)		400,000	359,325
3.05% 10/28/30(d)		200,000	153,413
Prosus NV 4.193% 1/19/32 (d)		400,000	328,200
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		397,000	267,173
			1,404,157
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24		564,000	540,543
Mattel, Inc.:
5.875% 12/15/27(d)		15,000	14,648
6.2% 10/1/40		380,000	336,420
			891,611
Multiline Retail - 0.1%
Dollar Tree, Inc. 4% 5/15/25		2,307,000	2,240,518
John Lewis PLC 6.125% 1/21/25	GBP	1,055,000	1,230,046
Marks & Spencer PLC 3.75% 5/19/26 (Reg. S)	GBP	525,000	570,557
			4,041,121
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30		127,000	117,976
AutoZone, Inc.:
3.625% 4/15/25		179,000	172,714
4% 4/15/30		4,155,000	3,818,250
Bath & Body Works, Inc. 6.625% 10/1/30 (d)		1,000,000	947,230
Carvana Co.:
4.875% 9/1/29(d)		35,000	16,556
5.875% 10/1/28(d)		650,000	312,506
LBM Acquisition LLC 6.25% 1/15/29 (d)		595,000	423,914
Lowe's Companies, Inc.:
3.35% 4/1/27		191,000	178,692
3.75% 4/1/32		2,470,000	2,188,035
4.25% 4/1/52		2,401,000	1,890,508
4.45% 4/1/62		2,460,000	1,927,082
4.5% 4/15/30		606,000	577,231
Michaels Companies, Inc. 7.875% 5/1/29 (d)		500,000	376,250
O'Reilly Automotive, Inc. 4.2% 4/1/30		188,000	176,245
Sally Holdings LLC 5.625% 12/1/25		15,000	14,625
TJX Companies, Inc. 3.875% 4/15/30		4,000	3,762
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	290,000	240,871
			13,382,447
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (d)		600,000	492,000
The William Carter Co. 5.625% 3/15/27 (d)		105,000	100,921
Wolverine World Wide, Inc. 4% 8/15/29 (d)		400,000	322,176
			915,097
TOTAL CONSUMER DISCRETIONARY			61,017,781

CONSUMER STAPLES - 2.0%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 4.9% 2/1/46		2,516,000	2,307,862
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	75,000	95,896
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		10,714,000	9,756,650
4.35% 6/1/40		624,000	547,677
4.5% 6/1/50		6,964,000	6,134,017
4.6% 6/1/60		670,000	580,856
4.75% 4/15/58		350,000	313,404
5.45% 1/23/39		377,000	375,758
5.55% 1/23/49		2,806,000	2,823,288
5.8% 1/23/59 (Reg. S)		1,068,000	1,104,236
Central American Bottling Corp. 5.25% 4/27/29 (d)		200,000	183,250
Molson Coors Beverage Co. 3% 7/15/26		4,389,000	4,060,034
The Coca-Cola Co.:
3.375% 3/25/27		1,134,000	1,082,017
3.45% 3/25/30		562,000	516,854
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		475,000	378,599
			30,260,398
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.875% 2/15/30(d)		1,200,000	1,076,793
6.5% 2/15/28(d)		445,000	442,486
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		305,000	277,798
Performance Food Group, Inc.:
5.5% 10/15/27(d)		740,000	701,735
6.875% 5/1/25(d)		415,000	415,895
Sysco Corp.:
5.95% 4/1/30		948,000	982,718
6.6% 4/1/50		530,000	581,590
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	550,000	641,959
U.S. Foods, Inc. 6.25% 4/15/25 (d)		270,000	269,013
			5,389,987
Food Products - 0.5%
Adecoagro SA 6% 9/21/27 (d)		180,000	166,084
Camposol SA 6% 2/3/27 (d)		150,000	94,500
Darling Ingredients, Inc.:
5.25% 4/15/27(d)		381,000	366,579
6% 6/15/30(d)		130,000	125,612
JBS U.S.A. Food Co. 3.625% 1/15/32 (d)		80,000	64,082
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27(d)		2,610,000	2,283,907
3% 5/15/32(d)		2,405,000	1,833,439
5.125% 2/1/28(d)		910,000	864,937
5.5% 1/15/30(d)		4,863,000	4,577,274
5.75% 4/1/33(d)		3,597,000	3,354,994
Pilgrim's Pride Corp. 4.25% 4/15/31		640,000	534,400
Post Holdings, Inc.:
4.5% 9/15/31(d)		51,000	42,946
4.625% 4/15/30(d)		180,000	156,064
5.5% 12/15/29(d)		635,000	581,104
5.625% 1/15/28(d)		130,000	124,150
5.75% 3/1/27(d)		196,000	190,868
TreeHouse Foods, Inc. 4% 9/1/28		670,000	574,626
			15,935,566
Personal Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (d)		220,000	217,557
Natura Cosmeticos SA 4.125% 5/3/28 (d)		125,000	97,063
			314,620
Tobacco - 0.4%
Altria Group, Inc.:
3.875% 9/16/46		703,000	470,855
4.25% 8/9/42		448,000	336,856
4.5% 5/2/43		289,000	220,564
4.8% 2/14/29		86,000	82,495
5.375% 1/31/44		532,000	464,072
5.95% 2/14/49		300,000	268,625
BAT Capital Corp.:
4.7% 4/2/27		3,039,000	2,936,799
4.906% 4/2/30		1,236,000	1,141,426
5.282% 4/2/50		1,336,000	1,067,552
Imperial Tobacco Finance PLC:
4.25% 7/21/25(d)		450,000	432,614
6.125% 7/27/27(d)		3,927,000	3,958,357
Reynolds American, Inc.:
4.45% 6/12/25		53,000	51,573
4.85% 9/15/23		220,000	219,225
5.7% 8/15/35		28,000	25,460
5.85% 8/15/45		180,000	154,496
			11,830,969
TOTAL CONSUMER STAPLES			63,731,540

ENERGY - 4.5%
Energy Equipment & Services - 0.1%
Guara Norte SARL 5.198% 6/15/34 (d)		182,114	152,143
Halliburton Co.:
3.8% 11/15/25		2,000	1,934
4.85% 11/15/35		55,000	51,266
Oleoducto Central SA 4% 7/14/27 (d)		275,000	235,864
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		580,000	591,600
Technip Energies NV 1.125% 5/28/28	EUR	620,000	549,893
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		200,000	205,818
7.625% 11/7/24(d)		350,000	356,125
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		731,250	710,227
Transocean, Inc. 8.75% 2/15/30 (d)		280,000	284,900
			3,139,770
Oil, Gas & Consumable Fuels - 4.4%
Apache Corp.:
5.1% 9/1/40		160,000	131,651
7.375% 8/15/47		60,000	58,004
Canadian Natural Resources Ltd.:
2.05% 7/15/25		5,600,000	5,171,410
3.85% 6/1/27		2,800,000	2,629,156
5.85% 2/1/35		1,246,000	1,199,334
Cenovus Energy, Inc.:
2.65% 1/15/32		634,000	501,718
3.75% 2/15/52		210,000	148,699
5.4% 6/15/47		282,000	253,860
6.75% 11/15/39		895,000	935,393
Cheniere Energy Partners LP 3.25% 1/31/32		665,000	532,991
Cheniere Energy, Inc. 4.625% 10/15/28		390,000	361,534
Citgo Petroleum Corp. 6.375% 6/15/26 (d)		600,000	579,291
CNX Resources Corp. 6% 1/15/29 (d)		95,000	86,130
Columbia Pipeline Group, Inc. 4.5% 6/1/25		30,000	29,320
Comstock Resources, Inc. 6.75% 3/1/29 (d)		800,000	736,000
Continental Resources, Inc. 5.75% 1/15/31 (d)		305,000	288,701
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		2,332,000	2,157,100
7.375% 2/1/31(d)		225,000	219,177
CVR Energy, Inc.:
5.25% 2/15/25(d)		400,000	384,000
5.75% 2/15/28(d)		460,000	408,273
DCP Midstream Operating LP:
5.125% 5/15/29		1,035,000	996,262
5.375% 7/15/25		1,139,000	1,124,952
5.625% 7/15/27		390,000	386,086
5.85% 5/21/43(d)(e)		2,132,000	2,109,827
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		320,000	318,560
Ecopetrol SA 8.875% 1/13/33		185,000	180,838
EG Global Finance PLC:
6.75% 2/7/25(d)		275,000	248,188
8.5% 10/30/25(d)		1,175,000	1,057,918
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		410,000	342,067
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		200,000	194,413
Enbridge, Inc.:
4% 10/1/23		283,000	280,586
4.25% 12/1/26		66,000	63,293
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		285,000	275,025
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		200,000	184,750
Energean PLC 6.5% 4/30/27 (d)		300,000	276,000
Energy Transfer LP:
3.75% 5/15/30		10,714,000	9,504,710
4.2% 9/15/23		72,000	71,507
4.25% 3/15/23		102,000	101,966
4.5% 4/15/24		98,000	96,729
4.95% 6/15/28		246,000	237,590
5% 5/15/50		1,080,000	884,995
5.25% 4/15/29		1,892,000	1,845,225
5.4% 10/1/47		577,000	496,068
5.8% 6/15/38		137,000	128,361
6% 6/15/48		1,869,000	1,718,945
6.25% 4/15/49		109,000	103,673
EnLink Midstream LLC 5.625% 1/15/28 (d)		600,000	571,500
Enterprise Products Operating LP 3.7% 2/15/26		5,310,000	5,098,751
EQM Midstream Partners LP:
6.5% 7/1/27(d)		195,000	184,683
7.5% 6/1/27(d)		425,000	416,500
EQT Corp. 5% 1/15/29		800,000	748,520
Exxon Mobil Corp. 3.482% 3/19/30		2,903,000	2,691,206
FEL Energy VI SARL 5.75% 12/1/40 (d)		184,790	153,790
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		106,336	89,854
2.625% 3/31/36(d)		355,000	281,781
GeoPark Ltd. 5.5% 1/17/27 (d)		200,000	168,288
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		400,000	370,016
7% 8/1/27		422,000	400,900
Hess Corp.:
4.3% 4/1/27		4,456,000	4,265,358
5.6% 2/15/41		2,047,000	1,911,974
5.8% 4/1/47		360,000	340,312
7.125% 3/15/33		110,000	118,202
7.3% 8/15/31		2,372,000	2,574,913
7.875% 10/1/29		303,000	333,185
Hess Midstream Partners LP:
5.125% 6/15/28(d)		420,000	385,356
5.625% 2/15/26(d)		505,000	491,451
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28(d)		600,000	544,494
6.375% 4/15/27(d)		180,000	174,550
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		185,000	138,288
5.375% 4/24/30(d)		85,000	76,330
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		287,000	259,236
6.55% 9/15/40		13,000	13,015
Kinder Morgan, Inc.:
5.05% 2/15/46		34,000	28,689
5.55% 6/1/45		193,000	174,510
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		425,000	380,906
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (d)		250,000	243,125
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		318,250	259,533
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		375,000	362,813
MEG Energy Corp. 7.125% 2/1/27 (d)		910,000	923,650
Mesquite Energy, Inc. 7.25% 12/31/49 (c)(d)(h)		269,000	0
MPLX LP:
4.5% 7/15/23		133,000	132,526
4.8% 2/15/29		83,000	79,721
4.875% 12/1/24		160,000	157,815
4.95% 9/1/32		3,609,000	3,391,692
5.5% 2/15/49		249,000	223,578
New Fortress Energy, Inc. 6.5% 9/30/26 (d)		1,100,000	1,006,500
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		400,000	381,967
Occidental Petroleum Corp.:
4.2% 3/15/48		210,000	160,650
4.3% 8/15/39		105,000	82,163
4.4% 4/15/46		410,000	314,562
4.4% 8/15/49		255,000	196,350
5.55% 3/15/26		1,088,000	1,082,092
6.2% 3/15/40		250,000	243,750
6.45% 9/15/36		858,000	862,290
6.6% 3/15/46		216,000	219,808
7.5% 5/1/31		7,031,000	7,523,170
7.875% 9/15/31		65,000	70,591
Ovintiv, Inc.:
5.15% 11/15/41		1,386,000	1,227,529
6.625% 8/15/37		1,341,000	1,333,866
7.375% 11/1/31		290,000	309,690
8.125% 9/15/30		652,000	714,203
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28		300,000	279,849
Petroleos Mexicanos:
4.5% 1/23/26		907,000	834,667
5.95% 1/28/31		8,591,000	6,546,772
6.35% 2/12/48		11,201,000	6,918,018
6.49% 1/23/27		435,000	394,806
6.5% 3/13/27		1,894,000	1,714,828
6.625% 6/15/35		500,000	367,285
6.7% 2/16/32		750,000	593,700
6.75% 9/21/47		1,870,000	1,204,467
6.84% 1/23/30		1,668,000	1,385,941
6.95% 1/28/60		2,435,000	1,560,287
7.69% 1/23/50		11,845,000	8,320,520
Petronas Capital Ltd. 3.404% 4/28/61 (d)		90,000	63,073
Phillips 66 Co. 3.85% 4/9/25		98,000	95,133
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		3,078,000	2,668,854
3.6% 11/1/24		139,000	134,500
PT Adaro Indonesia 4.25% 10/31/24 (d)		300,000	285,619
PT Pertamina Persero 4.175% 1/21/50 (d)		75,000	57,530
Qatar Petroleum:
1.375% 9/12/26(d)		400,000	354,368
2.25% 7/12/31(d)		360,000	294,930
3.125% 7/12/41(d)		85,000	64,244
3.3% 7/12/51(d)		520,000	377,423
Range Resources Corp. 4.875% 5/15/25		400,000	390,239
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		150,000	135,015
Sabine Pass Liquefaction LLC 4.5% 5/15/30		1,431,000	1,340,480
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		685,000	621,766
3.5% 4/16/29(d)		605,000	551,609
3.5% 11/24/70(d)		95,000	62,065
4.25% 4/16/39(d)		615,000	538,740
SM Energy Co. 6.75% 9/15/26		600,000	578,876
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		490,000	430,031
5.875% 3/15/28		610,000	585,441
6% 4/15/27		10,000	9,825
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)		3,330,000	2,871,592
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.5% 3/1/30		100,000	94,720
6.5% 7/15/27		200,000	202,196
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		275,000	206,250
The Williams Companies, Inc.:
3.5% 11/15/30		8,073,000	7,064,616
3.9% 1/15/25		521,000	505,674
4% 9/15/25		180,000	173,618
4.5% 11/15/23		51,000	50,705
4.65% 8/15/32		1,793,000	1,670,607
5.3% 8/15/52		406,000	366,816
5.4% 3/2/26		1,365,000	1,365,065
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		167,000	145,395
3.95% 5/15/50		542,000	419,944
Tullow Oil PLC 10.25% 5/15/26 (d)		331,000	266,041
Venture Global Calcasieu Pass LLC:
3.875% 11/1/33(d)		400,000	326,160
6.25% 1/15/30(d)		310,000	305,738
Western Gas Partners LP:
3.35% 2/1/25		255,000	241,680
3.95% 6/1/25		178,000	169,100
4.3% 2/1/30		420,000	372,096
4.5% 3/1/28		300,000	276,574
4.65% 7/1/26		156,000	148,200
4.75% 8/15/28		80,000	74,200
5.3% 3/1/48		150,000	123,548
5.5% 2/1/50		50,000	40,820
YPF SA:
8.5% 3/23/25(d)		218,750	206,281
8.75% 4/4/24(d)		280,000	271,828
			142,650,833
TOTAL ENERGY			145,790,603

FINANCIALS - 14.0%
Banks - 6.3%
Access Bank PLC 6.125% 9/21/26 (d)		285,000	232,275
AIB Group PLC:
2.25% 4/4/28 (Reg. S)(e)	EUR	1,575,000	1,504,794
2.875% 5/30/31 (Reg. S)(e)	EUR	465,000	445,248
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (e)	EUR	265,000	247,806
Bank of America Corp.:
2.299% 7/21/32(e)		2,050,000	1,603,194
3.419% 12/20/28(e)		20,978,000	19,093,838
3.5% 4/19/26		227,000	216,307
3.864% 7/23/24(e)		250,000	248,152
3.95% 4/21/25		229,000	221,976
4.2% 8/26/24		160,000	156,906
4.25% 10/22/26		2,667,000	2,561,418
4.45% 3/3/26		2,428,000	2,360,595
5.015% 7/22/33(e)		16,137,000	15,525,460
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(e)	EUR	950,000	863,564
2.029% 9/30/27(d)(e)		955,000	828,684
Barclays PLC:
2.279% 11/24/27(e)		8,400,000	7,390,145
2.645% 6/24/31(e)		5,000,000	3,981,595
2.852% 5/7/26(e)		2,917,000	2,731,166
4.375% 1/12/26		200,000	193,297
5.262% 1/29/34 (Reg. S)(e)	EUR	220,000	233,599
5.746% 8/9/33(e)		870,000	839,042
7.437% 11/2/33(e)		200,000	215,928
8.407% 11/14/32 (Reg. S)(e)	GBP	200,000	251,831
BNP Paribas SA:
2.159% 9/15/29(d)(e)		1,350,000	1,116,344
2.219% 6/9/26(d)(e)		4,250,000	3,925,323
2.5% 3/31/32 (Reg. S)(e)	EUR	600,000	563,610
5.125% 1/13/29(d)(e)		200,000	196,665
BPCE SA 1.5% 1/13/42 (Reg. S) (e)	EUR	1,400,000	1,246,402
Citigroup, Inc.:
2.75% 1/24/24	GBP	280,000	329,691
3.352% 4/24/25(e)		572,000	556,529
3.875% 3/26/25		2,657,000	2,572,407
4.3% 11/20/26		5,255,000	5,039,014
4.4% 6/10/25		1,348,000	1,318,932
4.412% 3/31/31(e)		6,594,000	6,129,332
4.45% 9/29/27		728,000	695,242
4.658% 5/24/28(e)		4,000,000	3,868,856
4.91% 5/24/33(e)		5,831,000	5,525,942
5.5% 9/13/25		878,000	879,597
5.875% 7/1/24 (Reg. S)	GBP	100,000	120,460
Commerzbank AG 8.625% 2/28/33 (Reg. S) (e)	GBP	100,000	123,227
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(e)		297,000	250,819
Credit Agricole SA:
1.25% 10/2/24 (Reg. S)	GBP	500,000	566,025
4.875% 10/23/29 (Reg. S)	GBP	100,000	117,815
Credit Suisse AG London Branch 7.75% 3/10/26 (Reg. S)	GBP	100,000	121,988
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(e)	GBP	505,000	527,312
4.625% 4/13/27 (Reg. S)(e)	GBP	100,000	117,817
First Citizens Bank & Trust Co.:
3.929% 6/19/24(e)		275,000	273,360
6.125% 3/9/28		174,000	178,247
HSBC Holdings PLC:
4.95% 3/31/30		227,000	218,725
5.402% 8/11/33(e)		815,000	781,121
7.39% 11/3/28(e)		200,000	211,247
8.201% 11/16/34 (Reg. S)(e)	GBP	400,000	509,560
Intesa Sanpaolo SpA:
4.198% 6/1/32(d)(e)		263,000	198,157
5.017% 6/26/24(d)		200,000	193,174
5.71% 1/15/26(d)		3,790,000	3,627,834
JPMorgan Chase & Co.:
2.739% 10/15/30(e)		2,883,000	2,431,802
2.956% 5/13/31(e)		701,000	588,703
3.797% 7/23/24(e)		75,000	74,459
3.875% 9/10/24		190,000	185,466
4.125% 12/15/26		415,000	400,417
4.452% 12/5/29(e)		10,535,000	9,983,250
4.493% 3/24/31(e)		12,651,000	11,936,314
4.586% 4/26/33(e)		5,144,000	4,794,102
4.912% 7/25/33(e)		7,234,000	6,926,627
5.717% 9/14/33(e)		6,900,000	6,856,466
Lloyds Bank Corporate Markets PLC:
1.5% 6/23/23 (Reg. S)	GBP	290,000	344,815
1.75% 7/11/24 (Reg. S)	GBP	300,000	343,927
Lloyds Banking Group PLC:
1.985% 12/15/31(e)	GBP	140,000	143,871
4.5% 1/11/29 (Reg. S)(e)	EUR	100,000	105,105
4.976% 8/11/33(e)		825,000	768,415
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(e)	GBP	445,000	453,521
3.073% 5/22/28(e)		775,000	699,243
3.619% 3/29/29 (Reg. S)(e)	GBP	795,000	857,721
5.125% 5/28/24		2,000,000	1,983,629
5.847% 3/2/27(e)		5,629,000	5,631,860
7.416% 6/6/33 (Reg. S)(e)	GBP	100,000	122,594
NatWest Markets PLC 2.375% 5/21/23 (d)		1,448,000	1,438,030
Rabobank Nederland 4% 1/10/30 (Reg. S)	EUR	200,000	206,738
Societe Generale:
1.038% 6/18/25(d)(e)		4,000,000	3,743,614
1.488% 12/14/26(d)(e)		11,855,000	10,503,062
4.75% 11/24/25(d)		200,000	192,708
6.691% 1/10/34(d)(e)		400,000	408,054
Synchrony Bank:
5.4% 8/22/25		1,668,000	1,641,496
5.625% 8/23/27		1,510,000	1,476,777
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(e)	EUR	395,000	358,778
5.861% 6/19/32(d)(e)		565,000	512,771
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (e)	GBP	150,000	169,843
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	280,000	328,740
2.406% 10/30/25(e)		838,000	794,854
3.526% 3/24/28(e)		2,546,000	2,357,591
4.478% 4/4/31(e)		9,036,000	8,498,593
4.897% 7/25/33(e)		8,679,000	8,289,630
5.013% 4/4/51(e)		3,790,000	3,488,033
Wells Fargo Bank NA 5.25% 8/1/23 (Reg. S)	GBP	300,000	360,516
Westpac Banking Corp. 4.11% 7/24/34 (e)		405,000	358,177
			204,807,906
Capital Markets - 3.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		81,000	77,707
4.25% 2/15/24		138,000	135,927
Ares Capital Corp.:
2.15% 7/15/26		7,000,000	6,030,817
3.875% 1/15/26		2,302,000	2,135,667
4.2% 6/10/24		998,000	976,574
Coinbase Global, Inc.:
3.375% 10/1/28(d)		1,000,000	655,000
3.625% 10/1/31(d)		105,000	63,323
Credit Suisse Group AG:
2.193% 6/5/26(d)(e)		3,100,000	2,670,131
2.593% 9/11/25(d)(e)		1,207,000	1,093,596
3.75% 3/26/25		250,000	228,378
3.8% 6/9/23		906,000	895,128
3.869% 1/12/29(d)(e)		250,000	205,045
4.194% 4/1/31(d)(e)		1,509,000	1,196,752
4.207% 6/12/24(d)(e)		850,000	837,500
4.55% 4/17/26		250,000	223,346
6.537% 8/12/33(d)(e)		8,925,000	8,014,564
7.375% 9/7/33 (Reg. S)(e)	GBP	730,000	832,965
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(e)	EUR	600,000	589,467
4% 6/24/32 (Reg. S)(e)	EUR	200,000	190,449
4.5% 4/1/25		2,787,000	2,687,311
6.125% 12/12/30 (Reg. S)(e)	GBP	600,000	703,884
Deutsche Bank AG New York Branch:
3.729% 1/14/32(e)		3,000,000	2,352,973
5.882% 7/8/31(e)		5,000,000	4,590,495
6.72% 1/18/29(e)		1,460,000	1,475,464
Goldman Sachs Group, Inc.:
2.383% 7/21/32(e)		2,140,000	1,680,799
3.102% 2/24/33(e)		4,768,000	3,930,086
3.691% 6/5/28(e)		12,923,000	12,003,666
3.75% 5/22/25		200,000	193,238
3.8% 3/15/30		3,352,000	3,041,865
3.814% 4/23/29(e)		1,341,000	1,230,913
4.25% 10/21/25		554,000	536,623
6.75% 10/1/37		6,606,000	7,031,758
Hightower Holding LLC 6.75% 4/15/29 (d)		2,730,000	2,309,430
Moody's Corp.:
3.25% 1/15/28		108,000	99,268
3.75% 3/24/25		822,000	795,035
4.875% 2/15/24		101,000	100,341
Morgan Stanley:
3.125% 7/27/26		8,057,000	7,497,770
3.622% 4/1/31(e)		1,770,000	1,567,284
3.737% 4/24/24(e)		407,000	405,802
4.35% 9/8/26		2,767,000	2,660,480
4.431% 1/23/30(e)		7,729,000	7,275,715
4.656% 3/2/29(e)	EUR	200,000	212,552
4.889% 7/20/33(e)		9,382,000	8,908,347
5% 11/24/25		7,319,000	7,243,145
MSCI, Inc.:
3.25% 8/15/33(d)		1,100,000	867,383
4% 11/15/29(d)		600,000	531,060
UBS Group AG:
1.494% 8/10/27(d)(e)		1,344,000	1,164,770
4.125% 9/24/25(d)		200,000	193,547
4.988% 8/5/33 (Reg. S)(e)		815,000	762,909
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (d)		395,000	376,737
			111,482,986
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		2,615,000	2,425,875
2.45% 10/29/26		954,000	841,020
2.875% 8/14/24		666,000	633,291
3% 10/29/28		1,000,000	852,113
3.3% 1/30/32		1,069,000	855,454
4.45% 4/3/26		276,000	262,288
4.875% 1/16/24		438,000	433,695
6.5% 7/15/25		603,000	605,060
Ally Financial, Inc.:
1.45% 10/2/23		402,000	391,817
3.05% 6/5/23		1,813,000	1,800,699
4.75% 6/9/27		2,500,000	2,381,990
5.75% 11/20/25		4,607,000	4,509,714
5.8% 5/1/25		832,000	832,549
7.1% 11/15/27		6,250,000	6,488,681
8% 11/1/31		2,177,000	2,356,575
Capital One Financial Corp.:
2.6% 5/11/23		1,354,000	1,347,350
2.636% 3/3/26(e)		1,228,000	1,154,441
3.273% 3/1/30(e)		1,571,000	1,354,498
3.65% 5/11/27		5,794,000	5,396,290
3.8% 1/31/28		519,000	480,554
4.927% 5/10/28(e)		2,886,000	2,794,325
4.985% 7/24/26(e)		1,758,000	1,729,538
5.247% 7/26/30(e)		4,468,000	4,284,205
Discover Financial Services:
3.75% 3/4/25		586,000	563,280
4.1% 2/9/27		197,000	186,669
4.5% 1/30/26		5,267,000	5,098,730
6.7% 11/29/32		500,000	516,613
Ford Motor Credit Co. LLC:
4.063% 11/1/24		2,533,000	2,435,354
4.125% 8/17/27		1,400,000	1,247,342
4.687% 6/9/25		275,000	262,923
5.113% 5/3/29		325,000	297,083
5.125% 6/16/25		205,000	197,903
5.584% 3/18/24		1,528,000	1,517,304
6.86% 6/5/26	GBP	370,000	444,609
Navient Corp. 7.25% 9/25/23		234,000	234,550
OneMain Finance Corp.:
4% 9/15/30		900,000	687,409
6.875% 3/15/25		515,000	502,759
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (d)		300,000	276,994
Synchrony Financial:
3.95% 12/1/27		1,916,000	1,741,741
4.375% 3/19/24		2,272,000	2,240,468
5.15% 3/19/29		3,443,000	3,239,896
Toyota Motor Credit Corp. 2.9% 3/30/23		1,352,000	1,349,576
			67,253,225
Diversified Financial Services - 1.3%
Altus Midstream LP 5.875% 6/15/30 (d)		205,000	189,463
Blackstone Private Credit Fund:
4.7% 3/24/25		4,307,000	4,154,043
4.875% 4/14/26	GBP	505,000	555,880
7.05% 9/29/25(d)		3,579,000	3,591,801
Brixmor Operating Partnership LP:
3.85% 2/1/25		3,770,000	3,614,295
4.05% 7/1/30		890,000	786,846
4.125% 6/15/26		833,000	783,942
4.125% 5/15/29		2,196,000	1,978,120
Corebridge Financial, Inc.:
3.5% 4/4/25(d)		575,000	549,987
3.65% 4/5/27(d)		1,926,000	1,797,049
3.85% 4/5/29(d)		805,000	727,159
3.9% 4/5/32(d)		2,528,000	2,212,029
4.35% 4/5/42(d)		218,000	179,688
4.4% 4/5/52(d)		644,000	513,370
Equitable Holdings, Inc.:
3.9% 4/20/23		41,000	40,893
4.35% 4/20/28		5,256,000	4,992,419
GACI First Investment 5.25% 10/13/32 (Reg. S)		200,000	199,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		355,000	346,125
5.25% 5/15/27		615,000	571,950
6.25% 5/15/26		8,399,000	8,147,030
6.375% 12/15/25		1,364,000	1,346,241
Jackson Financial, Inc.:
5.17% 6/8/27		818,000	809,911
5.67% 6/8/32		2,033,000	1,986,234
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	545,000	455,782
Liberty Costa Rica SR SF 10.875% 1/15/31 (d)		200,000	187,750
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(d)		300,000	265,500
5.5% 4/28/33(d)		200,000	207,140
Pine Street Trust I 4.572% 2/15/29 (d)		514,000	484,731
Pine Street Trust II 5.568% 2/15/49 (d)		800,000	712,781
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		840,000	673,984
			43,061,643
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc. 6% 8/1/29 (d)		600,000	488,341
AIA Group Ltd.:
3.2% 9/16/40(d)		625,000	470,339
3.375% 4/7/30(d)		1,158,000	1,044,016
Alliant Holdings Intermediate LLC:
6.75% 10/15/27(d)		1,795,000	1,631,260
6.75% 4/15/28(d)		260,000	254,283
American International Group, Inc.:
2.5% 6/30/25		1,653,000	1,555,929
3.4% 6/30/30		2,180,000	1,931,743
Cloverie PLC 4.5% 9/11/44 (Reg. S) (e)		340,000	325,496
Credit Agricole Assurances SA 4.75% 9/27/48 (e)	EUR	300,000	307,791
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (e)		1,375,000	1,320,344
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (e)	EUR	200,000	184,313
Five Corners Funding Trust II 2.85% 5/15/30 (d)		1,993,000	1,683,283
Hartford Financial Services Group, Inc. 4.3% 4/15/43		604,000	500,995
HUB International Ltd. 7% 5/1/26 (d)		675,000	663,552
Liberty Mutual Group, Inc.:
4.569% 2/1/29(d)		130,000	123,008
7.8% 3/7/87(d)		200,000	216,927
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		2,310,000	2,199,265
4.75% 3/15/39		142,000	132,126
Pacific LifeCorp 5.125% 1/30/43 (d)		554,000	515,618
Prudential PLC 2.95% 11/3/33 (Reg. S) (e)		975,000	817,294
QBE Insurance Group Ltd. 2.5% 9/13/38 (Reg. S) (e)	GBP	415,000	385,901
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(e)		200,000	190,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)		1,852,000	1,706,543
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,501,000	3,412,382
Unum Group:
3.875% 11/5/25		349,000	330,142
4% 6/15/29		2,014,000	1,843,214
USI, Inc. 6.875% 5/1/25 (d)		1,072,000	1,053,239
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (e)		820,000	647,423
			25,934,767
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		35,000	33,399

Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society:
3% 5/6/26 (Reg. S)	GBP	250,000	283,822
6.178% 12/7/27 (Reg. S)(e)	GBP	300,000	367,377
			651,199
TOTAL FINANCIALS			453,225,125

HEALTH CARE - 2.0%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28(i)		1,462,000	1,456,215
5.25% 3/2/30(i)		3,335,000	3,318,733
5.25% 3/2/33(i)		1,507,000	1,496,501
5.6% 3/2/43(i)		1,432,000	1,414,148
5.65% 3/2/53(i)		712,000	706,139
5.75% 3/2/63(i)		1,297,000	1,279,105
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		775,000	468,875
			10,139,716
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (d)		510,000	469,200
Hologic, Inc.:
3.25% 2/15/29(d)		525,000	452,708
4.625% 2/1/28(d)		500,000	466,248
Teleflex, Inc. 4.25% 6/1/28 (d)		95,000	85,746
			1,473,902
Health Care Providers & Services - 1.2%
180 Medical, Inc. 3.875% 10/15/29 (d)		625,000	544,181
Centene Corp.:
2.45% 7/15/28		7,705,000	6,456,944
2.5% 3/1/31		700,000	545,559
2.625% 8/1/31		1,045,000	814,277
3.375% 2/15/30		1,016,000	857,280
4.25% 12/15/27		1,563,000	1,444,290
4.625% 12/15/29		1,301,000	1,189,755
Cigna Group:
3.05% 10/15/27		300,000	274,361
4.375% 10/15/28		7,770,000	7,460,789
4.8% 8/15/38		268,000	246,845
4.9% 12/15/48		268,000	241,039
Community Health Systems, Inc.:
5.625% 3/15/27(d)		1,700,000	1,492,031
6.125% 4/1/30(d)		570,000	390,336
6.875% 4/15/29(d)		3,295,000	2,304,533
8% 3/15/26(d)		792,000	772,200
CVS Health Corp.:
3% 8/15/26		69,000	64,022
3.625% 4/1/27		281,000	264,245
4.3% 3/25/28		15,000	14,340
4.78% 3/25/38		1,295,000	1,176,427
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		1,120,000	923,070
HCA Holdings, Inc.:
3.5% 9/1/30		1,247,000	1,072,177
3.625% 3/15/32(d)		232,000	196,119
5.375% 2/1/25		926,000	917,206
5.625% 9/1/28		1,062,000	1,050,128
5.875% 2/15/26		300,000	299,765
5.875% 2/1/29		1,172,000	1,171,539
Humana, Inc. 3.7% 3/23/29		748,000	678,623
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		185,000	155,854
3.875% 5/15/32(d)		400,000	328,404
Sabra Health Care LP 3.2% 12/1/31		2,237,000	1,662,036
Surgery Center Holdings, Inc. 6.75% 7/1/25 (d)		210,000	207,270
Tenet Healthcare Corp.:
4.625% 6/15/28		115,000	104,048
4.875% 1/1/26		195,000	185,715
6.125% 10/1/28		2,988,000	2,763,900
6.25% 2/1/27		240,000	233,728
Toledo Hospital:
5.325% 11/15/28		154,000	126,942
6.015% 11/15/48		190,000	124,455
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		215,000	68,375
			38,822,808
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (d)		600,000	474,566
IQVIA, Inc.:
5% 10/15/26(d)		400,000	382,000
5% 5/15/27(d)		530,000	504,279
			1,360,845
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 4.25% 5/1/28 (d)		30,000	27,066

Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (d)		19,000	18,971
Bausch Health Companies, Inc.:
5.5% 11/1/25(d)		475,000	413,108
5.75% 8/15/27(d)		635,000	421,219
11% 9/30/28(d)		34,000	26,604
14% 10/15/30(d)		6,000	3,800
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		1,700,000	1,644,232
Catalent Pharma Solutions 3.5% 4/1/30 (d)		650,000	564,545
Elanco Animal Health, Inc.:
5.772% 8/28/23		219,000	218,198
6.4% 8/28/28(e)		92,000	87,848
Mylan NV 4.55% 4/15/28		5,150,000	4,801,169
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (d)		1,145,000	971,819
Utah Acquisition Sub, Inc. 3.95% 6/15/26		90,000	84,166
Viatris, Inc.:
1.65% 6/22/25		162,000	147,464
2.7% 6/22/30		3,099,000	2,456,800
3.85% 6/22/40		359,000	244,854
4% 6/22/50		620,000	399,910
			12,504,707
TOTAL HEALTH CARE			64,329,044

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.6%
Bombardier, Inc.:
6% 2/15/28(d)		400,000	374,776
7.45% 5/1/34(d)		200,000	202,297
7.875% 4/15/27(d)		1,155,000	1,148,453
BWX Technologies, Inc. 4.125% 6/30/28 (d)		1,100,000	981,335
DAE Funding LLC 1.55% 8/1/24 (d)		300,000	280,125
Embraer Netherlands Finance BV 5.05% 6/15/25		225,000	216,788
Howmet Aerospace, Inc. 5.95% 2/1/37		390,000	382,169
Moog, Inc. 4.25% 12/15/27 (d)		205,000	187,577
Rolls-Royce PLC 3.375% 6/18/26	GBP	435,000	472,559
The Boeing Co.:
5.04% 5/1/27		549,000	540,741
5.15% 5/1/30		8,370,000	8,099,366
5.705% 5/1/40		550,000	523,610
5.805% 5/1/50		500,000	475,613
5.93% 5/1/60		2,180,000	2,035,725
TransDigm UK Holdings PLC 6.875% 5/15/26		120,000	117,534
TransDigm, Inc.:
6.25% 3/15/26(d)		495,000	488,439
6.375% 6/15/26		1,467,000	1,422,739
6.75% 8/15/28(d)(i)		1,130,000	1,124,350
7.5% 3/15/27		125,000	123,438
8% 12/15/25(d)		685,000	700,070
			19,897,704
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 4% 8/11/41 (d)		300,000	242,869
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		400,000	346,000
Rand Parent LLC 8.5% 2/15/30 (d)		455,000	436,848
			1,025,717
Airlines - 0.0%
American Airlines, Inc. 7.25% 2/15/28 (d)		170,000	166,294
Azul Investments LLP:
5.875% 10/26/24(d)		250,000	159,063
7.25% 6/15/26(d)		200,000	100,500
			425,857
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		1,160,000	1,079,148

Commercial Services & Supplies - 0.2%
APX Group, Inc. 6.75% 2/15/27 (d)		365,000	350,401
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		1,476,000	1,235,013
Clean Harbors, Inc. 6.375% 2/1/31 (d)		90,000	89,360
CoreCivic, Inc.:
4.75% 10/15/27		50,000	43,167
8.25% 4/15/26		1,010,000	1,022,494
IAA, Inc. 5.5% 6/15/27 (d)		500,000	505,625
Madison IAQ LLC 5.875% 6/30/29 (d)		500,000	398,064
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		430,000	406,522
Stericycle, Inc. 3.875% 1/15/29 (d)		350,000	300,040
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		225,000	199,659
The GEO Group, Inc.:
9.5% 12/31/28(d)		320,000	305,734
10.5% 6/30/28		77,000	78,348
			4,934,427
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		1,354,000	1,294,865
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(d)		200,000	198,642
6.51% 2/23/42(d)		200,000	202,630
Pike Corp. 5.5% 9/1/28 (d)		4,275,000	3,709,888
SRS Distribution, Inc. 4.625% 7/1/28 (d)		400,000	349,992
			5,756,017
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		885,000	801,750

Marine - 0.0%
MISC Capital Two (Labuan) Ltd. 3.75% 4/6/27 (d)		200,000	185,038
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		800,000	786,500
			971,538
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (d)		360,000	325,343
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		530,000	470,502
CoreLogic, Inc. 4.5% 5/1/28 (d)		125,000	96,250
			892,095
Road & Rail - 0.0%
XPO, Inc. 6.25% 5/1/25 (d)		72,000	72,036

Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 7/1/25		1,164,000	1,097,526
3.875% 7/3/23		469,000	466,613
4.25% 2/1/24		469,000	462,369
4.25% 9/15/24		125,000	122,451
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	350,000	379,571
			2,528,530
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(d)		10,863,000	10,103,754
3.95% 7/1/24(d)		196,000	189,526
4.25% 4/15/26(d)		2,197,000	2,038,806
4.375% 5/1/26(d)		2,256,000	2,098,723
DP World Crescent Ltd. 3.7495% 1/30/30 (d)		250,000	230,625
DP World Ltd. 5.625% 9/25/48 (d)		75,000	72,202
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	550,000	549,841
7.125% 2/14/24	GBP	100,000	121,459
			15,404,936
TOTAL INDUSTRIALS			53,789,755

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
CommScope, Inc.:
4.75% 9/1/29(d)		600,000	489,000
6% 3/1/26(d)		665,000	640,769
HTA Group Ltd. 7% 12/18/25 (d)		225,000	212,667
Nokia Corp. 6.625% 5/15/39		355,000	346,111
			1,688,547
Electronic Equipment & Components - 0.2%
Coherent Corp. 5% 12/15/29 (d)		3,190,000	2,794,759
Dell International LLC/EMC Corp.:
5.3% 10/1/29		2,000,000	1,932,580
5.45% 6/15/23		80,000	79,944
5.85% 7/15/25		204,000	205,237
6.02% 6/15/26		1,278,000	1,293,732
6.1% 7/15/27		374,000	384,307
6.2% 7/15/30		324,000	328,970
			7,019,529
IT Services - 0.0%
Arches Buyer, Inc.:
4.25% 6/1/28(d)		125,000	102,898
6.125% 12/1/28(d)		45,000	37,042
CA Magnum Holdings 5.375% (d)(j)		350,000	319,375
Camelot Finance SA 4.5% 11/1/26 (d)		250,000	229,259
Gartner, Inc.:
3.75% 10/1/30(d)		180,000	152,397
4.5% 7/1/28(d)		260,000	238,687
			1,079,658
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(d)		340,000	288,150
2.45% 2/15/31(d)		9,813,000	7,775,721
2.6% 2/15/33(d)		6,712,000	5,072,811
3.5% 2/15/41(d)		2,339,000	1,673,820
3.75% 2/15/51(d)		1,098,000	765,333
Entegris, Inc.:
3.625% 5/1/29(d)		400,000	331,680
4.375% 4/15/28(d)		300,000	265,460
onsemi 3.875% 9/1/28 (d)		205,000	180,162
Qorvo, Inc. 4.375% 10/15/29		610,000	543,931
			16,897,068
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		865,000	748,225
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		135,000	133,721
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		270,000	264,012
Fair Isaac Corp.:
4% 6/15/28(d)		345,000	313,315
5.25% 5/15/26(d)		110,000	107,104
Gen Digital, Inc. 5% 4/15/25 (d)		867,000	842,169
MicroStrategy, Inc. 6.125% 6/15/28 (d)		395,000	327,850
Open Text Corp.:
3.875% 2/15/28(d)		215,000	185,373
3.875% 12/1/29(d)		1,250,000	1,008,964
Oracle Corp.:
1.65% 3/25/26		1,381,000	1,234,475
2.3% 3/25/28		2,182,000	1,893,581
2.8% 4/1/27		1,191,000	1,080,277
2.875% 3/25/31		11,190,000	9,277,261
3.6% 4/1/40		1,192,000	879,907
3.6% 4/1/50		6,000	4,064
3.85% 4/1/60		6,000	3,999
SS&C Technologies, Inc. 5.5% 9/30/27 (d)		590,000	555,195
			18,859,492
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (d)		300,000	244,833

TOTAL INFORMATION TECHNOLOGY			45,789,127

MATERIALS - 0.7%
Chemicals - 0.3%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		365,000	336,632
Braskem Idesa SAPI 6.99% 2/20/32 (d)		95,000	66,083
CF Industries Holdings, Inc. 4.95% 6/1/43		5,000	4,196
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		988,000	981,938
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		375,000	337,500
Equate Petrochemical BV 4.25% 11/3/26 (d)		70,000	66,973
INEOS Finance PLC 6.75% 5/15/28 (d)		445,000	434,480
LSB Industries, Inc. 6.25% 10/15/28 (d)		1,000,000	910,310
MEGlobal Canada, Inc. 5% 5/18/25 (d)		200,000	195,725
Methanex Corp.:
5.125% 10/15/27		545,000	512,262
5.65% 12/1/44		181,000	147,515
NOVA Chemicals Corp. 5.25% 6/1/27 (d)		870,000	783,000
Nufarm Australia Ltd. 5% 1/27/30 (d)		600,000	523,803
OCP SA:
3.75% 6/23/31(d)		600,000	483,750
5.625% 4/25/24(d)		150,000	147,966
Olin Corp.:
5% 2/1/30		370,000	336,683
5.625% 8/1/29		505,000	481,108
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		650,000	542,531
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(d)		200,000	175,288
2.875% 5/11/31(d)		100,000	78,375
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		300,000	269,547
5.875% 3/27/24		200,000	197,140
The Chemours Co. LLC:
5.375% 5/15/27		819,000	745,822
5.75% 11/15/28(d)		1,090,000	957,328
Valvoline, Inc.:
3.625% 6/15/31(d)		700,000	563,711
4.25% 2/15/30(d)		85,000	83,069
W.R. Grace Holding LLC:
4.875% 6/15/27(d)		195,000	179,184
5.625% 10/1/24(d)		100,000	99,970
7.375% 3/1/31(d)		80,000	79,418
			10,721,307
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		200,000	161,000

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(d)		20,000	18,200
5.25% 8/15/27(d)		400,000	328,376
Berry Global, Inc. 4.875% 7/15/26 (d)		170,000	162,775
BWAY Holding Co. 7.875% 8/15/26 (d)		415,000	417,594
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)		110,000	104,947
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		525,000	501,375
Crown Cork & Seal, Inc. 7.375% 12/15/26		35,000	36,107
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		65,000	56,375
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (d)		100,000	97,177
Sealed Air Corp. 6.125% 2/1/28 (d)		225,000	221,614
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		350,000	330,750
8.5% 8/15/27(d)		3,605,000	3,424,389
			5,699,679
Metals & Mining - 0.2%
Antofagasta PLC 2.375% 10/14/30 (d)		300,000	236,775
ATI, Inc. 5.875% 12/1/27		625,000	595,365
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (d)		80,000	67,215
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50(d)		200,000	145,100
5.125% 2/2/33(d)		200,000	193,725
CSN Resources SA 5.875% 4/8/32 (d)		120,000	100,491
Endeavour Mining PLC 5% 10/14/26 (d)		210,000	175,823
ERO Copper Corp. 6.5% 2/15/30 (d)		1,810,000	1,531,713
First Quantum Minerals Ltd.:
6.5% 3/1/24(d)		282,000	279,180
6.875% 3/1/26(d)		455,000	427,984
FMG Resources Pty Ltd. 4.5% 9/15/27 (d)		5,000	4,600
Fresnillo PLC 4.25% 10/2/50 (d)		200,000	153,788
Gcm Mining Corp. 6.875% 8/9/26 (d)		220,000	186,891
JSW Steel Ltd. 3.95% 4/5/27 (d)		300,000	263,250
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		875,000	753,579
Mineral Resources Ltd. 8% 11/1/27 (d)		300,000	298,500
POSCO 5.875% 1/17/33 (d)		200,000	207,132
PT Freeport Indonesia:
4.763% 4/14/27(d)		200,000	191,913
6.2% 4/14/52(d)		200,000	175,975
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/30 (d)		200,000	197,252
Stillwater Mining Co.:
4% 11/16/26(d)		175,000	155,313
4.5% 11/16/29(d)		80,000	65,715
VM Holding SA 6.5% 1/18/28 (d)		200,000	193,362
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		95,000	73,744
			6,674,385
TOTAL MATERIALS			23,256,371

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		666,000	645,743
American Homes 4 Rent LP:
2.375% 7/15/31		166,000	130,508
3.625% 4/15/32		881,000	744,302
Boston Properties, Inc.:
3.25% 1/30/31		5,966,000	4,977,627
4.5% 12/1/28		295,000	273,758
6.75% 12/1/27		1,463,000	1,518,477
Corporate Office Properties LP:
2.25% 3/15/26		300,000	267,540
2.75% 4/15/31		252,000	189,736
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		155,000	151,746
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		149,000	126,908
3.5% 8/1/26		155,000	144,086
Healthpeak Properties, Inc.:
3.25% 7/15/26		59,000	55,241
3.5% 7/15/29		68,000	60,571
Hudson Pacific Properties LP 4.65% 4/1/29		1,622,000	1,377,860
Invitation Homes Operating Partnership LP 4.15% 4/15/32		1,320,000	1,161,163
Kite Realty Group Trust 4.75% 9/15/30		68,000	60,864
LXP Industrial Trust (REIT):
2.7% 9/15/30		350,000	280,029
4.4% 6/15/24		458,000	443,691
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	170,000	159,498
3.5% 3/15/31		1,070,000	733,442
5.25% 8/1/26		380,000	338,952
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		11,776,000	8,417,538
3.375% 2/1/31		646,000	509,059
3.625% 10/1/29		1,605,000	1,330,994
4.375% 8/1/23		138,000	137,193
4.5% 1/15/25		549,000	535,456
4.5% 4/1/27		1,899,000	1,793,005
4.75% 1/15/28		283,000	265,436
4.95% 4/1/24		600,000	589,755
Piedmont Operating Partnership LP 2.75% 4/1/32		343,000	241,789
Realty Income Corp.:
2.2% 6/15/28		160,000	138,122
2.85% 12/15/32		197,000	161,809
3.25% 1/15/31		172,000	149,916
3.4% 1/15/28		271,000	251,029
Retail Opportunity Investments Partnership LP 4% 12/15/24		11,000	10,619
Service Properties Trust:
4.375% 2/15/30		385,000	294,179
4.95% 2/15/27		50,000	43,105
4.95% 10/1/29		20,000	15,777
5.5% 12/15/27		185,000	166,724
Simon Property Group LP 2.45% 9/13/29		262,000	219,442
SITE Centers Corp.:
3.625% 2/1/25		39,000	37,005
4.25% 2/1/26		287,000	271,971
Store Capital Corp.:
2.75% 11/18/30		5,212,000	3,936,487
4.625% 3/15/29		149,000	131,476
Sun Communities Operating LP:
2.3% 11/1/28		392,000	331,414
2.7% 7/15/31		956,000	762,681
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29(d)		3,170,000	2,076,366
10.5% 2/15/28(d)		300,000	300,060
Uniti Group, Inc.:
6% 1/15/30(d)		700,000	433,856
7.875% 2/15/25(d)		1,384,000	1,410,886
Ventas Realty LP:
3% 1/15/30		1,026,000	872,092
3.5% 2/1/25		573,000	550,165
3.75% 5/1/24		201,000	196,575
4% 3/1/28		4,720,000	4,360,282
4.125% 1/15/26		34,000	32,726
4.75% 11/15/30		6,487,000	6,115,153
VICI Properties LP:
4.375% 5/15/25		219,000	210,763
4.75% 2/15/28		1,710,000	1,613,094
4.95% 2/15/30		2,243,000	2,094,082
5.125% 5/15/32		588,000	545,576
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(d)		155,000	146,415
4.125% 8/15/30(d)		400,000	345,513
4.25% 12/1/26(d)		505,000	468,312
4.5% 9/1/26(d)		826,000	770,642
4.625% 6/15/25(d)		95,000	91,168
4.625% 12/1/29(d)		305,000	273,268
5.625% 5/1/24(d)		400,000	397,128
5.75% 2/1/27(d)		60,000	58,530
Vornado Realty LP 2.15% 6/1/26		407,000	348,716
WP Carey, Inc.:
2.4% 2/1/31		3,912,000	3,153,801
3.85% 7/15/29		129,000	117,313
4% 2/1/25		182,000	177,541
4.6% 4/1/24		653,000	644,703
			62,388,449
Real Estate Management & Development - 0.3%
ADLER Group SA 1.875% 1/14/26 (Reg. S)	EUR	600,000	272,760
Blackstone Property Partners Europe LP 1% 5/4/28 (Reg. S)	EUR	1,695,000	1,327,727
Brandywine Operating Partnership LP:
3.95% 11/15/27		247,000	208,373
4.1% 10/1/24		1,434,000	1,379,082
4.55% 10/1/29		151,000	125,150
7.55% 3/15/28		2,185,000	2,142,235
CBRE Group, Inc. 2.5% 4/1/31		1,155,000	938,582
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	525,000	434,273
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	500,000	381,267
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		600,000	411,000
Samhallsbyggnadsbolaget I Norden AB 1% 8/12/27 (Reg. S)	EUR	570,000	434,773
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	100,000	84,594
Tanger Properties LP:
2.75% 9/1/31		1,012,000	750,643
3.125% 9/1/26		1,289,000	1,169,940
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	190,000	166,572
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	200,000	212,404
			10,439,375
TOTAL REAL ESTATE			72,827,824

UTILITIES - 2.0%
Electric Utilities - 1.3%
Alabama Power Co. 3.05% 3/15/32		1,713,000	1,458,805
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (e)	EUR	165,000	146,458
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		65,000	59,651
Cleco Corporate Holdings LLC:
3.375% 9/15/29		2,762,000	2,331,874
3.743% 5/1/26		4,110,000	3,856,827
Cleveland Electric Illuminating Co. 5.95% 12/15/36		146,000	145,939
Duke Energy Corp.:
2.45% 6/1/30		464,000	381,101
3.85% 6/15/34	EUR	350,000	334,509
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(d)		241,000	191,589
2.775% 1/7/32(d)		998,000	784,923
Edison International 5.75% 6/15/27		1,616,000	1,623,043
Electricite de France SA 5.5% 1/25/35 (Reg. S)	GBP	500,000	571,029
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (e)	EUR	500,000	411,175
Enel SpA 3.375% (Reg. S) (e)(j)	EUR	445,000	427,526
Entergy Corp. 2.8% 6/15/30		476,000	398,837
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		175,000	163,734
6.75% 8/6/23(d)		160,000	158,320
7.125% 2/11/25(d)		175,000	171,868
8.45% 8/10/28(d)		70,000	68,513
Exelon Corp.:
2.75% 3/15/27		379,000	343,613
3.35% 3/15/32		460,000	392,767
4.05% 4/15/30		12,774,000	11,715,545
4.1% 3/15/52		341,000	270,894
4.7% 4/15/50		122,000	106,116
FirstEnergy Corp. 7.375% 11/15/31		4,904,000	5,499,836
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	250,000	306,468
IPALCO Enterprises, Inc. 3.7% 9/1/24		100,000	96,587
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		200,000	171,862
Lamar Funding Ltd. 3.958% 5/7/25 (d)		200,000	189,038
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		250,000	212,469
NextEra Energy Partners LP 4.25% 9/15/24 (d)		26,000	24,245
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (e)	EUR	610,000	548,069
NRG Energy, Inc.:
3.375% 2/15/29(d)		90,000	73,076
3.625% 2/15/31(d)		175,000	135,691
3.875% 2/15/32(d)		300,000	232,662
5.25% 6/15/29(d)		155,000	137,950
5.75% 1/15/28		235,000	221,511
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		55,483	54,374
Pacific Gas & Electric Co. 4.95% 7/1/50		975,000	769,759
Pattern Energy Operations LP 4.5% 8/15/28 (d)		145,000	129,486
PG&E Corp.:
5% 7/1/28		2,700,000	2,465,235
5.25% 7/1/30		515,000	459,638
Southern Co. 1.875% 9/15/81 (e)	EUR	680,000	571,860
Topaz Solar Farms LLC 5.75% 9/30/39 (d)		120,000	111,188
Vistra Operations Co. LLC:
5% 7/31/27(d)		605,000	562,018
5.5% 9/1/26(d)		851,000	812,784
5.625% 2/15/27(d)		275,000	260,596
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	275,000	327,092
			40,888,150
Independent Power and Renewable Electricity Producers - 0.4%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		200,000	163,538
Emera U.S. Finance LP 3.55% 6/15/26		57,000	53,508
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		400,000	260,654
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		350,000	312,594
Talen Energy Supply LLC 10.5% 1/15/26 (d)(h)		144,000	55,440
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		155,000	138,725
TerraForm Power Operating LLC 5% 1/31/28 (d)		35,000	32,200
The AES Corp.:
2.45% 1/15/31		9,305,000	7,391,289
3.3% 7/15/25(d)		1,621,000	1,521,218
3.95% 7/15/30(d)		2,563,000	2,243,907
			12,173,073
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		150,000	125,115
4.875% 4/23/30(d)		30,000	30,146
Berkshire Hathaway Energy Co. 4.05% 4/15/25		2,281,000	2,231,149
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		124,000	110,825
NiSource, Inc.:
2.95% 9/1/29		1,066,000	920,056
3.6% 5/1/30		3,814,000	3,404,632
Puget Energy, Inc.:
4.1% 6/15/30		560,000	502,798
4.224% 3/15/32		4,134,000	3,655,262
Sempra Energy 6% 10/15/39		106,000	107,385
			11,087,368
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	180,000	172,490
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	100,000	113,646
6.125% 2/26/24	GBP	145,000	175,857
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	165,000	170,540
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	290,000	338,453
			970,986
TOTAL UTILITIES			65,119,577

TOTAL NONCONVERTIBLE BONDS			1,150,128,854
TOTAL CORPORATE BONDS (Cost $1,261,727,492)			1,151,915,743

U.S. Treasury Obligations - 30.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	451,600	285,831
1.75% 8/15/41	12,905,000	8,942,762
1.875% 11/15/51	26,946,000	17,525,426
2% 11/15/41	13,900,000	10,046,551
2% 8/15/51	123,027,000	82,692,406
2.25% 2/15/52	29,700,000	21,176,332
2.375% 2/15/42	9,300,000	7,153,416
2.875% 5/15/49	38,253,600	31,284,272
2.875% 5/15/52	4,680,000	3,832,298
3% 2/15/47	19,862,700	16,532,594
3% 8/15/52	46,480,000	39,072,250
3.25% 5/15/42	11,778,000	10,410,188
3.625% 2/15/53	609,000	579,787
U.S. Treasury Notes:
1.375% 11/15/31	240,000	195,366
1.75% 1/31/29	15,000,000	13,137,305
1.875% 2/28/27	12,500,000	11,383,789
2.5% 3/31/23 (k)	12,800,000	12,776,635
2.625% 5/31/27	32,730,000	30,629,399
2.625% 7/31/29	25,000,000	22,923,828
2.75% 8/15/32	54,222,000	49,274,243
2.875% 5/15/32	38,006,000	34,953,643
3.25% 6/30/27	4,000,000	3,837,969
3.5% 1/31/30	45,000,000	43,460,156
3.875% 1/15/26 (l)	9,200,000	9,041,875
3.875% 9/30/29	62,670,000	61,827,872
3.875% 12/31/29	150,980,000	149,139,931
4% 10/31/29	45,000,000	44,734,570
4.125% 10/31/27	87,000,000	86,565,000
4.125% 11/15/32	154,308,000	156,767,217
4.375% 10/31/24 (k)(m)	1,000,000	990,625
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,088,607,115)		981,173,536

U.S. Government Agency - Mortgage Securities - 19.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.0%
1% 12/1/36	2,823,880	2,338,898
1.5% 9/1/35 to 11/1/41	2,089,287	1,719,263
2% 2/1/28 to 4/1/52	35,036,476	29,181,665
2.5% 1/1/28 to 2/1/52	48,312,417	41,974,062
3% 8/1/32 to 5/1/52	17,457,342	15,583,695
3.5% 5/1/36 to 6/1/52	26,498,227	24,338,176
4% 1/1/42 to 9/1/52	18,820,753	17,867,941
4.5% to 4.5% 8/1/33 to 10/1/52	16,768,071	16,291,592
5% 5/1/41 to 12/1/52	4,953,950	4,924,346
5.5% 10/1/52 to 12/1/52	5,090,425	5,100,095
6% 11/1/52 to 12/1/52	2,671,590	2,708,229
TOTAL FANNIE MAE		162,027,962
Freddie Mac - 2.9%
1.5% 4/1/37 to 3/1/51	5,643,645	4,740,881
2% 4/1/36 to 4/1/52	17,986,703	14,934,952
2.5% 1/1/28 to 3/1/52	20,296,641	17,643,051
3% 12/1/32 to 3/1/52	15,641,260	13,886,841
3.5% 3/1/32 to 12/1/52 (m)	8,740,220	8,112,174
3.5% 9/1/47	58,478	54,505
4% 5/1/37 to 10/1/52	2,032,304	1,945,463
4.5% 1/1/42 to 9/1/52	4,544,758	4,411,471
5% 9/1/52 to 1/1/53	24,729,907	24,366,237
5.5% 10/1/52 to 1/1/53	2,437,025	2,435,746
6.5% 1/1/53	800,693	823,071
TOTAL FREDDIE MAC		93,354,392
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	26,130	24,701
Ginnie Mae - 2.9%
2% 12/20/50 to 4/20/51	6,089,779	5,134,305
2% 3/1/53 (i)	2,250,000	1,885,888
2% 3/1/53 (i)	8,400,000	7,040,649
2% 3/1/53 (i)	2,550,000	2,137,340
2% 3/1/53 (i)	1,700,000	1,424,893
2% 3/1/53 (i)	2,100,000	1,760,162
2% 3/1/53 (i)	3,250,000	2,724,061
2% 3/1/53 (i)	1,450,000	1,215,350
2% 3/1/53 (i)	1,400,000	1,173,442
2% 3/1/53 (i)	5,300,000	4,442,314
2% 4/1/53 (i)	8,350,000	7,006,242
2% 4/1/53 (i)	6,350,000	5,328,100
2.5% 7/20/51 to 12/20/51	2,415,099	2,096,277
2.5% 3/1/53 (i)	4,000,000	3,459,054
2.5% 3/1/53 (i)	7,950,000	6,874,869
2.5% 3/1/53 (i)	3,150,000	2,724,005
2.5% 3/1/53 (i)	2,700,000	2,334,861
2.5% 3/1/53 (i)	10,100,000	8,734,110
3% 12/20/42 to 10/20/50 (k)	1,349,154	1,217,762
3% 3/1/53 (i)	3,300,000	2,943,777
3% 3/1/53 (i)	2,200,000	1,962,518
3% 3/1/53 (i)	4,500,000	4,014,241
3% 3/1/53 (i)	2,800,000	2,497,750
3.5% 12/20/41 to 2/20/50	547,829	513,158
3.5% 3/1/53 (i)	2,100,000	1,930,326
3.5% 3/1/53 (i)	3,500,000	3,217,210
3.5% 3/1/53 (i)	2,425,000	2,229,067
3.5% 3/1/53 (i)	2,800,000	2,573,768
4% 10/20/40 to 4/20/48	2,058,781	1,980,989
4.5% 4/20/35 to 12/20/48	356,829	351,099
5% 4/20/48	291,670	295,382
TOTAL GINNIE MAE		93,222,969
Uniform Mortgage Backed Securities - 8.4%
1.5% 3/1/38 (i)	2,700,000	2,334,090
1.5% 3/1/38 (i)	2,700,000	2,334,090
1.5% 4/1/38 (i)	1,600,000	1,385,227
1.5% 4/1/38 (i)	1,550,000	1,341,939
1.5% 3/1/53 (i)	7,450,000	5,752,445
1.5% 3/1/53 (i)	4,650,000	3,590,452
2% 3/1/38 (i)	4,200,000	3,727,580
2% 3/1/38 (i)	2,800,000	2,485,053
2% 3/1/38 (i)	450,000	399,384
2% 4/1/38 (i)	4,850,000	4,309,772
2% 4/1/38 (i)	2,600,000	2,310,393
2% 3/1/53 (i)	3,700,000	3,012,741
2% 3/1/53 (i)	18,400,000	14,982,277
2% 3/1/53 (i)	10,250,000	8,346,106
2% 3/1/53 (i)	2,050,000	1,669,221
2% 3/1/53 (i)	15,750,000	12,824,504
2% 3/1/53 (i)	3,900,000	3,175,591
2% 3/1/53 (i)	24,200,000	19,704,952
2% 4/1/53 (i)	1,200,000	978,277
2% 4/1/53 (i)	17,800,000	14,511,108
2% 4/1/53 (i)	12,700,000	10,353,431
2.5% 3/1/53 (i)	13,650,000	11,564,122
2.5% 3/1/53 (i)	10,575,000	8,959,017
2.5% 3/1/53 (i)	5,400,000	4,574,817
2.5% 3/1/53 (i)	15,700,000	13,300,858
2.5% 4/1/53 (i)	3,450,000	2,925,765
3% 3/1/53 (i)	5,450,000	4,793,656
3% 3/1/53 (i)	3,800,000	3,342,366
3% 3/1/53 (i)	4,050,000	3,562,258
3% 3/1/53 (i)	1,600,000	1,407,312
3% 3/1/53 (i)	15,300,000	13,457,419
3% 4/1/53 (i)	7,850,000	6,910,757
3% 4/1/53 (i)	2,600,000	2,288,913
3.5% 3/1/53 (i)	1,725,000	1,570,290
3.5% 3/1/53 (i)	4,700,000	4,278,471
3.5% 3/1/53 (i)	11,700,000	10,650,661
4% 3/1/53 (i)	1,350,000	1,266,258
4% 3/1/53 (i)	400,000	375,187
4% 3/1/53 (i)	600,000	562,781
4% 3/1/53 (i)	600,000	562,781
4% 3/1/53 (i)	6,000,000	5,627,812
4% 3/1/53 (i)	6,000,000	5,627,812
4.5% 3/1/53 (i)	9,725,000	9,362,969
4.5% 3/1/53 (i)	5,800,000	5,584,085
5% 3/1/53 (i)	12,350,000	12,135,800
5% 3/1/53 (i)	5,300,000	5,208,076
5.5% 3/1/53 (i)	1,800,000	1,796,835
5.5% 3/1/53 (i)	3,050,000	3,044,638
5.5% 3/1/53 (i)	3,200,000	3,194,374
5.5% 4/1/53 (i)	2,600,000	2,594,210
6.5% 3/1/53 (i)	800,000	818,406
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		270,877,339
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $646,964,331)		619,507,363

Asset-Backed Securities - 4.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)	253,627	160,422
Series 2019-1 Class A, 3.844% 5/15/39 (d)	187,881	132,325
Series 2019-2:
Class A, 3.376% 10/16/39 (d)	548,274	424,023
Class B, 4.458% 10/16/39 (d)	220,258	72,575
Series 2021-1A Class A, 2.95% 11/16/41 (d)	1,282,126	1,124,865
Series 2021-2A Class A, 2.798% 1/15/47 (d)	2,400,898	2,024,044
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (d)	9,431,870	9,051,677
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (d)(e)(f)	409,000	403,887
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.9224% 10/17/34 (d)(e)(f)	5,734,000	5,636,746
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.7977% 4/20/34 (d)(e)(f)	2,114,000	2,072,699
Allegro CLO XIV, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 1.160% 5.9524% 10/15/34 (d)(e)(f)	5,069,000	4,970,018
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (d)(e)(f)	1,450,000	1,433,569
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.9477% 7/20/34 (d)(e)(f)	1,078,000	1,055,956
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 5.8124% 4/30/31 (d)(e)(f)	2,400,000	2,371,747
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)	252,311	207,836
Class B, 4.335% 1/16/40 (d)	138,939	61,210
Apollo Aviation Securitization Trust Series 2017-1A Class A, 3.967% 5/16/42 (d)	413,944	329,090
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.1124% 10/15/32 (d)(e)(f)	674,000	667,378
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.8477% 4/25/34 (d)(e)(f)	1,292,000	1,265,431
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9224% 7/15/34 (d)(e)(f)	1,381,000	1,362,716
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9876% 1/15/35 (d)(e)(f)	2,223,000	2,184,366
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.8624% 4/15/34 (d)(e)(f)	2,478,000	2,429,431
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.0424% 4/17/33 (d)(e)(f)	369,000	364,918
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/36 (d)(e)(f)	987,000	971,079
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.8377% 4/25/34 (d)(e)(f)	1,547,000	1,519,910
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.0277% 1/20/32 (d)(e)(f)	1,550,000	1,537,637
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.9576% 1/17/35 (d)(e)(f)	2,055,000	2,042,781
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9224% 1/15/35 (d)(e)(f)	1,493,000	1,464,755
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (d)	237,668	198,458
Series 2021-1A Class A, 2.443% 7/15/46 (d)	2,086,196	1,764,865
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.7824% 4/15/29 (d)(e)(f)	1,932,848	1,916,725
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	1,020,319	890,269
Class B, 5.095% 4/15/39 (d)	186,315	133,223
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)	139,321	121,754
Series 2021-1A Class A, 3.474% 1/15/46 (d)	317,859	290,841
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (d)(e)(f)	1,192,000	1,175,279
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.959% 4/20/35 (d)(e)(f)	1,985,000	1,962,288
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (d)(e)(f)	921,000	901,385
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.8577% 4/20/34 (d)(e)(f)	12,418,000	12,068,433
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.9777% 10/20/34 (d)(e)(f)	1,501,000	1,467,450
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.0077% 4/20/34 (d)(e)(f)	2,765,000	2,694,147
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 6.3586% 7/24/34 (d)(e)(f)	2,111,000	2,098,167
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.1177% 1/20/34 (d)(e)(f)	2,090,000	2,053,797
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (d)	277,400	257,595
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.939% 4/20/35 (d)(e)(f)	1,057,000	1,037,252
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (d)(e)(f)	995,000	977,957
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.0147% 1/18/32 (d)(e)(f)	1,277,000	1,263,520
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.9724% 4/17/33 (d)(e)(f)	2,400,000	2,373,986
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/35 (d)(e)(f)	1,320,000	1,293,863
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.0453% 2/20/35 (d)(e)(f)	784,000	768,391
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (d)(e)(f)	684,000	677,754
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 1/15/35 (d)(e)(f)	1,782,000	1,757,091
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.0424% 1/15/34 (d)(e)(f)	330,000	325,193
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.9076% 7/19/34 (d)(e)(f)	2,680,000	2,629,142
Class AR, 3 month U.S. LIBOR + 1.080% 5.9516% 11/16/34 (d)(e)(f)	1,500,000	1,482,242
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.2153% 11/20/33 (d)(e)(f)	1,833,000	1,808,487
Ford Credit Auto Owner Trust Series 2018-2 Class B, 3.61% 1/15/30 (d)	2,100,000	2,080,546
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	196,770	167,745
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)	2,137,230	1,816,628
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.9453% 10/22/34 (d)(e)(f)	1,056,000	1,038,845
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9619% 4/15/35 (d)(e)(f)	2,473,000	2,420,051
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.0024% 1/15/33 (d)(e)(f)	760,000	753,396
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.7353% 1/22/28 (d)(e)(f)	1,644,567	1,634,908
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.9376% 4/19/34 (d)(e)(f)	2,200,000	2,167,667
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.9153% 1/22/35 (d)(e)(f)	1,719,000	1,677,369
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.9124% 7/15/34 (d)(e)(f)	1,689,000	1,666,727
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.0153% 1/22/31 (d)(e)(f)	390,000	381,176
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.9477% 10/20/34 (d)(e)(f)	348,000	342,663
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (d)(e)(f)	1,800,000	1,772,305
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.8277% 4/20/34 (d)(e)(f)	1,238,000	1,217,452
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.9477% 1/25/35 (d)(e)(f)	1,275,000	1,253,334
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.7824% 1/15/34 (d)(e)(f)	1,460,000	1,443,087
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (d)	194,820	192,414
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.8777% 10/20/30 (d)(e)(f)	1,463,664	1,450,991
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9377% 10/20/34 (d)(e)(f)	1,494,000	1,469,473
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)	1,579,875	1,488,814
Series 2019-1A Class A2, 3.858% 12/5/49 (d)	2,291,140	1,931,113
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)	1,306,130	1,155,354
Class A2II, 4.008% 12/5/51 (d)	1,168,173	968,700
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)	444,850	377,010
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.9277% 4/20/34 (d)(e)(f)	1,839,000	1,811,457
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.9976% 1/15/37 (d)(e)(f)	2,290,000	2,266,017
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)	743,663	599,606
Class B, 4.335% 3/15/40 (d)	233,783	161,965
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)	699,000	656,480
1.884% 7/15/50 (d)	403,000	356,744
2.328% 7/15/52 (d)	308,000	265,403
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 6.389% 7/20/30 (d)(e)(f)	326,685	326,611
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.9735% 4/23/35 (d)(e)(f)	2,242,000	2,217,443
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 6.0847% 4/18/33 (d)(e)(f)	2,900,000	2,877,203
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.7524% 4/16/31 (d)(e)(f)	910,000	901,152
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (d)(e)(f)	250,000	246,945
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.7776% 4/19/34 (d)(e)(f)	1,566,000	1,535,410
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (d)(e)(f)	1,720,000	1,687,695
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)	122,306	108,095
Series 2018-A Class A, 4.147% 9/15/38 (d)(e)	4,413,068	3,640,913
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)	837,937	672,750
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 2.400% 6.4714% 10/20/34 (d)(e)(f)	2,041,000	2,046,223
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.0777% 7/20/32 (d)(e)(f)	679,000	673,844
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.9576% 7/19/34 (d)(e)(f)	960,000	943,764
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (d)(e)(f)	1,995,000	1,955,038
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 7/16/34 (d)(e)(f)	2,153,000	2,112,018
TOTAL ASSET-BACKED SECURITIES (Cost $158,318,483)		152,663,189

Collateralized Mortgage Obligations - 0.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (d)	1,231,710	1,093,055
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)	741,634	703,677
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (d)(e)	1,866,228	1,801,105
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (d)	2,136,742	1,906,833
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (d)	539,625	520,485
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (d)	1,562,506	1,442,806

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,885,623)		7,467,961

Commercial Mortgage Securities - 3.7%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (d)(e)(f)	1,235,000	1,216,929
Class B, CME Term SOFR 1 Month Index + 1.550% 6.113% 1/15/39 (d)(e)(f)	311,000	305,845
Class C, CME Term SOFR 1 Month Index + 2.150% 6.713% 1/15/39 (d)(e)(f)	167,000	162,746
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (d)	496,000	452,668
Series 2019-BPR Class BNM, 3.465% 11/5/32 (d)	111,000	92,916
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52	112,000	97,224
Series 2022-BNK44, Class A5, 5.7461% 11/15/55 (e)	7,185,000	7,545,035
Series 2020-BN30 Class MCDE, 2.9182% 12/15/53 (e)	5,208,000	3,327,797
Series 2021-BN33 Class XA, 1.0572% 5/15/64 (e)(n)	9,662,562	556,164
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	127,000	120,477
Series 2021-B27 Class XA, 1.2657% 7/15/54 (e)(n)	4,175,536	299,509
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.7265% 11/15/28 (d)(e)(f)	701,000	695,572
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (d)(e)(f)	4,387,000	4,307,433
Class B, CME Term SOFR 1 Month Index + 2.440% 7.0095% 4/15/37 (d)(e)(f)	1,165,000	1,143,142
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (d)(e)(f)	2,043,000	1,996,407
Class B, 1 month U.S. LIBOR + 0.890% 5.4868% 10/15/36 (d)(e)(f)	306,000	295,771
Class C, 1 month U.S. LIBOR + 1.090% 5.6866% 10/15/36 (d)(e)(f)	409,000	395,515
Class D, 1 month U.S. LIBOR + 1.290% 5.8863% 10/15/36 (d)(e)(f)	397,000	380,024
Class E, 1 month U.S. LIBOR + 1.940% 6.5355% 10/15/36 (d)(e)(f)	1,381,000	1,327,934
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 5.5754% 2/15/39 (d)(e)(f)	2,223,494	2,190,437
Class B, CME Term SOFR 1 Month Index + 1.310% 5.8748% 2/15/39 (d)(e)(f)	785,418	768,106
Class C, CME Term SOFR 1 Month Index + 1.560% 6.1242% 2/15/39 (d)(e)(f)	785,418	758,431
Class D, CME Term SOFR 1 Month Index + 1.960% 6.5233% 2/15/39 (d)(e)(f)	785,418	744,113
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 5.5525% 11/15/32 (d)(e)(f)	420,361	417,727
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.213% 9/15/37 (d)(e)(f)	99,400	92,477
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.888% 4/15/34 (d)(e)(f)	1,917,000	1,863,915
Class C, 1 month U.S. LIBOR + 1.600% 6.188% 4/15/34 (d)(e)(f)	210,000	202,599
Class D, 1 month U.S. LIBOR + 1.900% 6.488% 4/15/34 (d)(e)(f)	220,000	211,139
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 5.757% 10/15/36 (d)(e)(f)	1,159,400	1,147,750
Class C, CME Term SOFR 1 Month Index + 1.360% 5.927% 10/15/36 (d)(e)(f)	708,050	699,173
Class D, CME Term SOFR 1 Month Index + 1.560% 6.127% 10/15/36 (d)(e)(f)	1,244,400	1,224,082
Class E, CME Term SOFR 1 Month Index + 1.910% 6.477% 10/15/36 (d)(e)(f)	3,324,350	3,264,959
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (d)(e)(f)	1,156,000	1,153,829
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.0528% 4/15/37 (d)(e)(f)	3,139,652	3,132,779
Class B, CME Term SOFR 1 Month Index + 1.940% 6.5018% 4/15/37 (d)(e)(f)	1,124,038	1,116,657
Class C, CME Term SOFR 1 Month Index + 2.290% 6.8518% 4/15/37 (d)(e)(f)	253,936	247,504
Class D, CME Term SOFR 1 Month Index + 2.830% 7.4008% 4/15/37 (d)(e)(f)	212,858	205,270
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.588% 4/15/34 (d)(e)(f)	500,000	491,189
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (d)(e)(f)	1,473,707	1,466,303
Series 2021-SOAR Class A, 5.258% 6/15/38 (d)(e)	303,699	298,332
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 5.658% 12/15/37 (d)(e)(f)	700,000	697,584
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)	1,981,133	1,720,399
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (d)(e)(f)	820,802	797,724
Class B, 1 month U.S. LIBOR + 1.500% 6.088% 6/15/34 (d)(e)(f)	161,778	155,192
Class C, 1 month U.S. LIBOR + 1.750% 6.338% 6/15/34 (d)(e)(f)	182,621	171,357
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.888% 8/15/36 (d)(e)(f)	12,589	12,676
Class D, 1 month U.S. LIBOR + 3.050% 7.638% 8/15/36 (d)(e)(f)	261,750	262,320
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	215,000	208,710
Series 2020-SBX Class A, 1.67% 1/10/38 (d)	3,174,000	2,810,841
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 5.568% 5/15/36 (d)(e)(f)	5,849,447	5,820,080
Class B, 1 month U.S. LIBOR + 1.230% 5.818% 5/15/36 (d)(e)(f)	5,442,460	5,394,526
Class C, 1 month U.S. LIBOR + 1.430% 6.018% 5/15/36 (d)(e)(f)	127,682	126,397
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)	342,062	307,297
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	287,000	275,091
Class B, 4.5349% 4/15/36 (d)	100,000	94,684
Class C, 4.782% 4/15/36 (d)(e)	100,000	94,383
Class D, 4.782% 4/15/36 (d)(e)	118,000	109,692
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 6.838% 12/15/30 (d)(e)(f)	809,000	757,924
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (d)(e)(f)	10,075,000	9,809,910
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (d)(e)(f)	846,359	833,632
Class B, 1 month U.S. LIBOR + 1.380% 5.968% 7/15/38 (d)(e)(f)	1,526,765	1,502,034
Class C, 1 month U.S. LIBOR + 1.700% 6.288% 7/15/38 (d)(e)(f)	355,334	348,210
Class D, 1 month U.S. LIBOR + 2.250% 6.838% 7/15/38 (d)(e)(f)	1,702,479	1,664,080
Freddie Mac sequential payer Series 2022-150 Class A2, 3.71% 9/25/32	600,000	563,837
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (d)(e)(f)	1,191,000	1,129,607
Class B, 1 month U.S. LIBOR + 1.150% 5.738% 10/15/36 (d)(e)(f)	184,000	171,871
Class C, 1 month U.S. LIBOR + 1.550% 6.138% 10/15/36 (d)(e)(f)	152,000	140,675
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.0506% 8/15/39 (d)(e)(f)	2,394,000	2,396,994
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	385,000	346,500
Class CFX, 4.9498% 7/5/33 (d)	50,000	41,000
Class DFX, 5.3503% 7/5/33 (d)	76,000	60,040
Class EFX, 5.3635% 7/5/33 (d)(e)	105,000	78,750
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.8577% 5/15/39 (d)(e)(f)	7,860,000	7,830,506
Class B, CME Term SOFR 1 Month Index + 1.790% 6.3564% 5/15/39 (d)(e)(f)	1,986,000	1,978,161
Class C, CME Term SOFR 1 Month Index + 2.090% 6.6556% 5/15/39 (d)(e)(f)	1,113,000	1,099,427
Class D, CME Term SOFR 1 Month Index + 2.540% 7.1044% 5/15/39 (d)(e)(f)	1,354,000	1,333,901
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (d)(e)(f)	1,488,217	1,461,236
Class B, 1 month U.S. LIBOR + 0.880% 5.468% 3/15/38 (d)(e)(f)	358,784	348,915
Class C, 1 month U.S. LIBOR + 1.100% 5.688% 3/15/38 (d)(e)(f)	226,083	219,283
Class D, 1 month U.S. LIBOR + 1.400% 5.988% 3/15/38 (d)(e)(f)	314,550	304,695
Class E, 1 month U.S. LIBOR + 1.750% 6.338% 3/15/38 (d)(e)(f)	274,249	265,848
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 5.838% 8/15/33 (d)(e)(f)	239,200	218,034
Class C, 1 month U.S. LIBOR + 1.500% 6.088% 8/15/33 (d)(e)(f)	576,800	491,153
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	1,076,000	1,002,754
Series 2018-H4 Class A4, 4.31% 12/15/51	185,000	175,475
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(e)	155,000	140,766
Class C, 3.1771% 11/10/36 (d)(e)	149,000	131,137
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 5.488% 10/15/37 (d)(e)(f)	182,774	181,344
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ1, 3.5% 1/15/37 (d)(e)	2,266,000	2,045,603
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.072% 10/15/36 (d)(e)(f)	2,604,422	2,528,752
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 6.3979% 12/15/37 (d)(e)(f)	499,000	487,580
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.0479% 12/15/37 (d)(e)(f)	95,305	94,372
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.5625% 2/15/39 (d)(e)(f)	501,000	477,136
Class C, CME Term SOFR 1 Month Index + 2.650% 7.2125% 2/15/39 (d)(e)(f)	261,000	247,608
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (d)(e)(f)	2,410,000	2,358,052
Class B, 1 month U.S. LIBOR + 1.070% 5.6677% 11/15/38 (d)(e)(f)	1,094,000	1,065,293
Class C, 1 month U.S. LIBOR + 1.320% 5.9169% 11/15/38 (d)(e)(f)	679,000	660,284
Class D, 1 month U.S. LIBOR + 1.570% 6.1661% 11/15/38 (d)(e)(f)	3,601,000	3,497,232
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)	1,569,000	1,229,868
Series 2020-LAB Class B, 2.453% 10/10/42 (d)	80,000	62,612
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.788% 5/15/31 (d)(e)(f)	1,021,000	976,647
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	624,000	598,262
Series 2018-C48 Class A5, 4.302% 1/15/52	215,000	204,332
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $123,675,127)		119,036,164

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009, 7.3% 10/1/39	450,000	549,176
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	261,818	261,448
5.1% 6/1/33	1,670,000	1,641,101
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,032,000	1,111,073
TOTAL MUNICIPAL SECURITIES (Cost $3,743,659)		3,562,798

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		235,000	217,081
8.75% 4/14/32 (d)		100,000	90,250
9.375% 5/8/48 (d)		35,000	29,925
9.5% 11/12/25 (d)		265,000	266,988
Arab Republic of Egypt:
7.5% 1/31/27 (d)		630,000	538,650
7.5% 2/16/61 (d)		220,000	129,250
7.6003% 3/1/29 (d)		160,000	124,800
8.7002% 3/1/49 (d)		350,000	223,563
Argentine Republic:
0.5% 7/9/30 (g)		3,105,589	1,006,211
1% 7/9/29		95,826	29,706
1.5% 7/9/35 (g)		2,598,239	739,199
3.5% 7/9/41 (g)		350,000	109,900
3.875% 1/9/38 (g)		680,000	237,065
Bahamian Republic 6% 11/21/28 (d)		95,000	77,425
Bahrain Kingdom 5.625% 5/18/34 (d)		65,000	56,631
Barbados Government 6.5% 10/1/29 (d)		175,000	160,869
Bermuda Government 2.375% 8/20/30 (d)		425,000	351,236
Brazilian Federative Republic:
3.875% 6/12/30		270,000	232,335
7.125% 1/20/37		175,000	184,767
8.25% 1/20/34		325,000	366,600
Buenos Aires Province 5.25% 9/1/37 (d)(g)		335,000	127,300
Cameroon Republic 9.5% 11/19/25 (d)		135,000	131,271
Chilean Republic:
2.45% 1/31/31		460,000	382,605
4% 1/31/52		275,000	213,177
Colombian Republic:
3% 1/30/30		560,000	420,280
3.125% 4/15/31		200,000	144,725
5% 6/15/45		450,000	295,397
5.2% 5/15/49		140,000	92,558
7.5% 2/2/34		70,000	66,220
8% 4/20/33		170,000	167,854
Costa Rican Republic:
5.625% 4/30/43 (d)		125,000	103,227
7% 4/4/44 (d)		25,000	23,864
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(h)		60,000	21,649
6.825% 7/18/26 (d)(h)		70,000	26,252
7.55% 3/28/30 (d)(h)		20,000	7,223
7.85% 3/14/29 (d)(h)		250,000	90,653
Dominican Republic:
5.3% 1/21/41 (d)		200,000	155,975
5.5% 1/27/25		400,000	392,575
5.875% 1/30/60 (d)		400,000	298,575
5.95% 1/25/27 (d)		1,900,000	1,858,794
6% 7/19/28 (d)		2,400,000	2,308,950
6.85% 1/27/45 (d)		75,000	66,647
6.875% 1/29/26 (d)		70,000	70,648
7.05% 2/3/31 (d)		150,000	149,859
Ecuador Republic:
2.5% 7/31/35 (d)(g)		225,000	78,581
5.5% 7/31/30 (d)(g)		400,000	193,075
El Salvador Republic 7.1246% 1/20/50 (d)		175,000	77,963
Emirate of Abu Dhabi:
3% 9/15/51 (d)		140,000	98,000
3.125% 9/30/49 (d)		620,000	446,400
3.875% 4/16/50 (d)		1,260,000	1,036,350
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		200,000	141,913
5.25% 1/30/43 (Reg. S)		200,000	181,913
Gabonese Republic:
6.95% 6/16/25 (d)		200,000	191,750
7% 11/24/31 (d)		50,000	40,500
Georgia Republic 2.75% 4/22/26 (d)		300,000	271,650
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	3,000,000	2,939,896
1% 5/15/38(Reg. S)	EUR	300,000	249,193
2.2% 12/12/24(Reg. S)	EUR	635,000	660,960
Ghana Republic:
7.75% 4/7/29 (d)		300,000	112,500
8.627% 6/16/49 (d)		120,000	43,650
Guatemalan Republic 5.375% 4/24/32 (d)		350,000	333,659
Hungarian Republic 2.125% 9/22/31 (d)		300,000	228,750
Indonesian Republic:
3.5% 2/14/50		245,000	182,035
4.1% 4/24/28		145,000	139,680
4.2% 10/15/50		1,500,000	1,254,540
4.4% 6/6/27 (d)		200,000	195,772
5.95% 1/8/46 (d)		325,000	342,936
7.75% 1/17/38 (d)		225,000	275,105
8.5% 10/12/35 (d)		500,000	634,000
Islamic Republic of Pakistan 6% 4/8/26 (d)		265,000	117,292
Israeli State 3.375% 1/15/50		290,000	213,945
Ivory Coast:
6.125% 6/15/33 (d)		300,000	258,000
6.375% 3/3/28 (d)		200,000	189,000
Jamaican Government 6.75% 4/28/28		200,000	208,163
Jordanian Kingdom:
4.95% 7/7/25 (d)		300,000	289,500
7.375% 10/10/47 (d)		45,000	39,355
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		300,000	237,713
3.25% 10/22/30 (d)		500,000	449,156
3.45% 2/2/61 (d)		190,000	130,779
3.75% 1/21/55 (d)		65,000	48,701
4.5% 10/26/46 (d)		65,000	55,851
4.5% 4/22/60 (d)		390,000	332,061
4.625% 10/4/47 (d)		250,000	218,172
5% 1/18/53 (d)		200,000	182,500
Lebanese Republic 6.375% 12/31/49 (h)		350,000	24,063
Panamanian Republic:
2.252% 9/29/32		400,000	296,950
3.87% 7/23/60		235,000	149,636
4.5% 5/15/47		150,000	115,106
6.4% 2/14/35		200,000	205,538
Peruvian Republic:
2.783% 1/23/31		225,000	185,245
3% 1/15/34		125,000	98,227
3.3% 3/11/41		125,000	90,922
Philippine Republic:
2.65% 12/10/45		105,000	70,099
2.95% 5/5/45		50,000	35,381
3.556% 9/29/32		200,000	177,022
5.5% 1/17/48		200,000	202,522
5.95% 10/13/47		200,000	213,522
Polish Government 5.75% 11/16/32		135,000	141,275
Provincia de Cordoba 6.875% 12/10/25 (d)		400,000	344,000
Republic of Armenia 3.6% 2/2/31 (d)		100,000	76,613
Republic of Kenya:
6.3% 1/23/34 (d)		45,000	33,638
6.875% 6/24/24 (d)		130,000	120,900
7% 5/22/27 (d)		120,000	107,400
Republic of Nigeria:
6.125% 9/28/28 (d)		500,000	395,625
6.5% 11/28/27 (d)		105,000	86,625
7.625% 11/21/25 (d)		235,000	211,500
7.696% 2/23/38 (d)		85,000	59,064
Republic of Paraguay:
2.739% 1/29/33 (d)		300,000	232,275
4.95% 4/28/31 (d)		200,000	187,725
Republic of Senegal 6.25% 5/23/33 (d)		110,000	90,613
Republic of Serbia 2.125% 12/1/30 (d)		330,000	242,715
Republic of Uzbekistan 3.7% 11/25/30 (d)		300,000	240,431
Republic of Zambia 8.97% 7/30/27 (d)		115,000	51,175
Romanian Republic:
3% 2/27/27 (d)		250,000	223,125
3.625% 3/27/32 (d)		300,000	246,750
4% 2/14/51 (d)		75,000	52,125
Rwanda Republic 5.5% 8/9/31 (d)		200,000	150,288
South African Republic:
4.85% 9/27/27		85,000	80,006
4.85% 9/30/29		225,000	197,719
5% 10/12/46		125,000	85,625
5.65% 9/27/47		60,000	43,650
5.75% 9/30/49		140,000	101,675
5.875% 4/20/32		85,000	75,544
State of Qatar:
3.75% 4/16/30 (d)		775,000	735,184
4.4% 4/16/50 (d)		1,855,000	1,664,863
4.625% 6/2/46 (d)		235,000	218,447
Sultanate of Oman:
4.75% 6/15/26 (d)		70,000	67,782
5.375% 3/8/27 (d)		500,000	489,313
5.625% 1/17/28 (d)		540,000	528,458
6.25% 1/25/31 (d)		200,000	201,600
6.5% 3/8/47 (d)		40,000	37,300
6.75% 1/17/48 (d)		200,000	191,750
Turkish Republic:
4.25% 3/13/25		500,000	456,875
4.25% 4/14/26		375,000	327,188
4.875% 10/9/26		500,000	436,250
4.875% 4/16/43		430,000	271,438
5.125% 2/17/28		250,000	211,250
5.75% 5/11/47		145,000	96,969
6.35% 8/10/24		170,000	165,357
6.375% 10/14/25		135,000	126,394
9.375% 1/19/33		200,000	193,000
9.875% 1/15/28		210,000	212,864
Ukraine Government:
0% 8/1/41 (d)(e)		100,000	27,050
7.253% 3/15/35 (d)		300,000	50,963
7.75% 9/1/24 (d)		290,000	66,211
7.75% 9/1/25 (d)		525,000	107,888
7.75% 9/1/26 (d)		400,000	73,075
7.75% 9/1/29 (d)		100,000	18,706
United Arab Emirates 4.05% 7/7/32 (d)		200,000	193,788
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	436,000	506,578
2.25% 9/7/23	GBP	1,064,000	1,268,145
United Mexican States:
3.25% 4/16/30		500,000	434,156
3.5% 2/12/34		185,000	150,220
3.75% 1/11/28		200,000	186,800
3.771% 5/24/61		280,000	186,060
5.75% 10/12/2110		450,000	397,631
6.35% 2/9/35		200,000	205,400
Uruguay Republic 5.1% 6/18/50		225,000	220,275
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $47,897,534)			42,577,230

Supranational Obligations - 0.0%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,240,124)	1,240,000	1,232,237

Common Stocks - 0.1%
	Shares	Value ($)
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (c)(o)	2,692	124,290
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	1,296	54,691
California Resources Corp. warrants 10/27/24 (o)	225	2,464
Denbury, Inc. (o)	28,577	2,382,464
Mesquite Energy, Inc. (c)(o)	3,883	222,303
		2,661,922
TOTAL COMMON STOCKS (Cost $1,157,694)		2,786,212

Bank Loan Obligations - 5.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.1703% 8/31/28 (e)(f)(p)	1,240,000	1,199,700
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9.2299% 11/1/24 (e)(f)(p)	989,583	715,221
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1875% 10/2/27 (e)(f)(p)	250,000	224,375
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 5/1/28 (e)(f)(p)	1,484,887	1,448,923
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4278% 4/30/27 (e)(f)(p)	1,237,406	1,208,710
Patagonia Holdco LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.4734% 8/1/29 (e)(f)(p)	259,350	221,096
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 10.9114% 9/21/27 (e)(f)(p)	500,000	446,875
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 3/9/27 (e)(f)(p)	1,500,000	1,244,460
		6,709,360
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.1349% 9/1/27 (e)(f)(p)	280,000	269,032
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9375% 8/5/28 (e)(f)(p)	238,869	224,537
		493,569
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2884% 10/28/27 (e)(f)(p)	978,253	801,473
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.5656% 10/31/27 (e)(f)(p)	105,000	104,606
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3676% 2/1/27 (e)(f)(p)	989,770	980,367
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 6.8379% 1/31/28 (e)(f)(p)	1,000,000	966,790
CSC Holdings LLC Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0879% 4/15/27 (e)(f)(p)	1,484,694	1,334,369
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (e)(f)(p)	722,700	81,867
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.6349% 8/2/27 (e)(f)(p)	275,778	267,913
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6678% 12/1/28 (e)(f)(p)	748,106	658,333
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5656% 12/1/28 (e)(f)(p)	212,800	210,179
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 9/19/26 (e)(f)(p)	590,437	588,748
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 8.5172% 1/31/26 (e)(f)(p)	748,026	723,252
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.4676% 4/21/29 (e)(f)(p)	149,250	145,005
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7299% 8/14/26 (e)(f)(p)	225,000	224,532
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 3/24/26 (e)(f)(p)	1,484,925	1,472,763
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.0879% 1/31/28 (e)(f)(p)	500,000	489,820
		9,050,017
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.5618% 4/27/27 (e)(f)(p)	585,000	574,031
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.0817% 2/1/29 (e)(f)(p)	2,558,066	2,526,090
		3,100,121
TOTAL COMMUNICATION SERVICES		19,353,067
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4676% 3/5/28 (e)(f)(p)	133,015	117,095
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2176% 3/16/29 (e)(f)(p)	114,138	113,804
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 4/30/26 (e)(f)(p)	750,000	745,433
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0636% 11/2/27 (e)(f)(p)	296,970	293,258
Novae LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 9.6963% 12/22/28 (e)(f)(p)	223,313	190,374
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 12/17/28 (e)(f)(p)	297,000	251,868
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 1/29/28 (e)(f)(p)	750,000	677,348
		2,389,180
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1176% 12/13/29 (e)(f)(p)	319,200	317,444
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.0914% 6/3/28 (e)(f)(p)	1,237,406	1,098,717
		1,416,161
Distributors - 0.0%
BCPE Empire Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 8.6349% 6/11/26 (e)(f)(p)	349,742	344,059
CME Term SOFR 1 Month Index + 4.620% 9.3426% 6/11/26 (e)(f)(p)	143,913	142,140
		486,199
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 8/12/28 (e)(f)(p)	345,923	344,996
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 8.5664% 7/30/26 (e)(f)(p)	193,057	193,057
KUEHG Corp. Tranche B, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 2/21/25 (e)(f)(p)	761,430	744,838
Mckissock Investment Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.7715% 3/10/29 (e)(f)(p)	94,288	90,516
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (e)(f)(p)	1,484,887	1,247,097
		2,620,504
Hotels, Restaurants & Leisure - 0.6%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.6671% 2/7/29 (e)(f)(p)	233,825	222,573
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 8/17/28 (e)(f)(p)	500,000	498,125
Aramark Services, Inc. Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 1/15/27 (e)(f)(p)	500,000	494,375
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8514% 10/1/28 (e)(f)(p)	385,227	366,663
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 11/19/26 (e)(f)(p)	500,000	495,090
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9676% 1/26/30 (e)(f)(p)	1,750,000	1,745,870
Carnival Finance LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 7.8849% 10/18/28 (e)(f)(p)	1,485,000	1,438,594
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.592% 7/21/28 (e)(f)(p)	1,485,000	1,403,325
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.75% 6/29/29 (e)(f)(p)	139,300	139,683
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8676% 1/15/30 (e)(f)(p)	450,000	450,788
Equinox Holdings, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 7.7299% 3/8/24 (e)(f)(p)	742,167	621,476
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6176% 1/27/29 (e)(f)(p)	2,619,926	2,546,254
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9676% 11/30/29 (e)(f)(p)	1,032,350	1,035,788
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.62% 10/20/24 (e)(f)(p)	614,739	613,202
GVC Holdings Gibraltar Ltd. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1802% 10/31/29 (e)(f)(p)	300,000	299,718
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 8/2/28 (e)(f)(p)	1,484,962	1,481,250
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 8/31/25 (e)(f)(p)	500,000	496,875
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8139% 1/5/29 (e)(f)(p)	165,000	164,451
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.8302% 4/1/29 (e)(f)(p)	499,893	497,303
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6615% 4/7/29 (e)(f)(p)	258,700	257,407
Scientific Games Holdings LP term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.1028% 4/4/29 (e)(f)(p)	369,075	362,557
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.9799% 7/16/26 (e)(f)(p)	989,975	988,292
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.89% 2/7/27 (e)(f)(p)	989,701	983,228
United PF Holdings LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 12/30/26 (e)(f)(p)	500,000	420,000
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 8/3/28 (e)(f)(p)	758,668	746,128
		18,769,015
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 8.44% 9/24/28 (e)(f)(p)	250,000	235,313
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.3137% 7/30/28 (e)(f)(p)	234,411	225,119
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.2349% 10/20/28 (e)(f)(p)	153,838	113,360
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9114% 10/30/27 (e)(f)(p)	183,613	160,202
		733,994
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 3/5/28 (e)(f)(p)	5,051,578	4,971,056
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1254% 11/8/27 (e)(f)(p)	750,000	735,750
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 10/19/27 (e)(f)(p)	191,697	185,337
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 9.25% 11/8/24 (e)(f)(p)	441,732	441,087
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 12/17/26 (e)(f)(p)	709,848	665,838
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 8.2349% 4/4/25 (e)(f)(p)	445,337	444,851
3 month U.S. LIBOR + 3.500% 8.2349% 2/25/27 (e)(f)(p)	989,446	991,306
		8,435,225
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B, term loan 1 month U.S. LIBOR + 4.500% 9.1349% 1/4/26 (e)(f)(p)	148,352	148,260
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 9.5625% 3/10/26 (e)(f)(p)	470,491	447,555
CME Term SOFR 1 Month Index + 4.750% 9.6971% 3/10/26 (e)(f)(p)	145,000	138,113
		585,668
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3156% 11/6/27 (e)(f)(p)	229,838	229,647
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5719% 7/7/28 (e)(f)(p)	168,291	93,262
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 8.9799% 4/15/28 (e)(f)(p)	1,237,437	1,130,708
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 10/20/28 (e)(f)(p)	371,241	356,020
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9676% 10/20/28 (e)(f)(p)	468,825	453,002
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5535% 2/8/28 (e)(f)(p)	94,523	80,423
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 4/16/28 (e)(f)(p)	500,000	477,030
		2,820,092
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.7313% 2/17/29 (e)(f)(p)	1,256,250	1,252,067
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/8/30 (f)(p)(q)	140,000	139,825
		1,391,892
TOTAL CONSUMER DISCRETIONARY		39,796,190
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 7.9302% 1/24/29 (e)(f)(p)	995,000	902,137
2LN, term loan CME TERM SOFR 3 MONTH INDEX + 6.000% 10.6802% 1/24/30 (e)(f)(p)	1,000,000	760,000
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 3/31/28 (e)(f)(p)	1,484,926	1,379,318
		3,041,455
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.3171% 2/3/27 (e)(f)(p)	145,000	145,000
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 11.4302% 8/1/29 (e)(f)(p)	114,713	112,992
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8849% 1/29/27 (e)(f)(p)	500,000	491,160
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 9/23/27 (e)(f)(p)	750,000	729,023
		1,478,175
Food Products - 0.0%
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 10/23/27 (e)(f)(p)	750,000	743,910
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9108% 5/16/29 (e)(f)(p)	699,063	683,914
		1,427,824
Household Products - 0.0%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4849% 12/22/26 (e)(f)(p)	989,899	961,024
Personal Products - 0.0%
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 12/21/25 (e)(f)(p)	748,052	735,148
TOTAL CONSUMER STAPLES		7,643,626
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.2242% 6/4/28 (e)(f)(p)	1,359,925	1,356,674
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2176% 11/19/29 (e)(f)(p)	365,000	358,156
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 2/6/25 (e)(f)(p)	1,424,738	1,328,568
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9/29/28 (f)(p)(q)	1,483,683	1,477,318
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 7/18/25 (e)(f)(p)	208,228	207,643
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(h)(p)	71,751	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(h)(p)	31,000	0
Oryx Midstream Services Permian Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9316% 9/30/28 (e)(f)(p)	80,000	79,466
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 2/14/30 (f)(p)(q)	165,000	162,731
RelaDyne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.5611% 12/23/28 (e)(f)(p)	230,000	228,563
		5,199,119
FINANCIALS - 0.5%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 2/13/27 (e)(f)(p)	750,000	733,313
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.1759% 2/27/28 (e)(f)(p)	989,924	980,490
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.8153% 4/21/28 (e)(f)(p)	250,000	239,375
		1,953,178
Diversified Financial Services - 0.1%
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1176% 6/24/28 (e)(f)(p)	500,000	495,125
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8676% 6/30/28 (e)(f)(p)	119,700	118,933
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.4676% 2/18/29 (e)(f)(p)	367,225	301,125
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.8849% 11/5/29 (e)(f)(p)	55,000	51,769
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 11/8/26 (e)(f)(p)	222,704	218,448
TransUnion LLC Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 11/16/26 (e)(f)(p)	988,382	980,762
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 2/9/27 (f)(p)(q)	268,650	255,218
CME Term SOFR 1 Month Index + 5.500% 10.1595% 2/15/27 (e)(f)(p)	500,000	480,000
		2,901,380
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.1349% 2/13/27 (e)(f)(p)	1,484,733	1,416,331
CME Term SOFR 1 Month Index + 5.750% 10.4473% 2/15/27 (e)(f)(p)	280,000	280,000
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.092% 11/12/27 (e)(f)(p)	989,975	977,224
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 6.8849% 2/19/28 (e)(f)(p)	750,000	737,160
CME Term SOFR 1 Month Index + 2.750% 7.4125% 2/19/28 (e)(f)(p)	125,000	124,375
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 2/28/28 (f)(p)(q)	200,000	195,000
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9125% 8/19/28 (e)(f)(p)	105,000	98,753
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.8849% 1/20/29 (e)(f)(p)	1,500,000	1,276,500
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 7/31/27 (e)(f)(p)	1,732,368	1,612,904
HUB International Ltd. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.0574% 4/25/25 (e)(f)(p)	1,484,849	1,481,701
CME Term SOFR 1 Month Index + 4.000% 8.7279% 11/10/29 (e)(f)(p)	120,000	119,820
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.9799% 12/2/26 (e)(f)(p)	1,484,719	1,481,215
CME Term SOFR 1 Month Index + 3.750% 8.3302% 11/22/29 (e)(f)(p)	194,513	193,945
		9,994,928
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7176% 12/16/28 (e)(f)(p)	150,000	148,875
TOTAL FINANCIALS		14,998,361
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8197% 11/6/27 (e)(f)(p)	500,000	498,890
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7914% 3/31/29 (e)(f)(p)	184,476	181,421
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9821% 5/4/28 (e)(f)(p)	442,768	441,661
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 7.633% 10/19/27 (e)(f)(p)	750,000	746,955
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 10/23/28 (e)(f)(p)	396,876	382,322
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.3849% 3/31/27 (e)(f)(p)	398,485	347,802
		2,599,051
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.9802% 2/2/29 (e)(f)(p)	194,025	125,955
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7176% 11/23/27 (e)(f)(p)	410,000	332,539
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.250% 9.81% 2/12/28 (e)(f)(p)	105,000	101,916
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9534% 12/13/26 (e)(f)(p)	314,848	300,025
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 10/1/27 (e)(f)(p)	1,413,232	1,360,589
Icon Luxembourg Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0636% 7/3/28 (e)(f)(p)	840,610	839,248
MED ParentCo LP 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 8/31/26 (e)(f)(p)	500,000	443,985
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 11/15/28 (e)(f)(p)	1,488,750	1,456,742
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.36% 8/31/26 (e)(f)(p)	102,884	102,041
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8156% 10/1/28 (e)(f)(p)	500,000	478,940
		5,541,980
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0608% 2/15/29 (e)(f)(p)	1,825,604	1,684,120
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(p)(r)	223,708	206,370
Imprivata, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8114% 12/1/27 (e)(f)(p)	144,275	140,776
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 4/6/28 (e)(f)(p)	24,874	20,490
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 2/1/28 (e)(f)(p)	313,981	312,247
		2,364,003
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7% 7/3/28 (e)(f)(p)	209,439	209,099
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3156% 8/1/27 (e)(f)(p)	664,651	650,408
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 5/5/28 (e)(f)(p)	357,975	357,274
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.75% 6/2/28 (e)(f)(p)	740,428	731,172
		1,738,854
TOTAL HEALTH CARE		12,452,987
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.0%
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9676% 6/9/29 (e)(f)(p)	164,175	164,393
TransDigm, Inc.:
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.9799% 12/9/25 (e)(f)(p)	848,630	846,296
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8302% 2/14/27 (e)(f)(p)	440,000	439,243
		1,449,932
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 11/23/28 (e)(f)(p)	750,000	724,223
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 2/9/30 (f)(p)(q)	85,000	82,450
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.826% 3/24/28 (e)(f)(p)	133,988	127,791
		934,464
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5577% 4/20/28 (e)(f)(p)	370,000	378,662
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 9.9959% 7/2/27 (e)(f)(p)	500,000	520,125
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5577% 10/20/27 (e)(f)(p)	342,000	353,758
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5677% 4/21/28 (e)(f)(p)	500,000	498,440
		1,750,985
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 5/17/28 (e)(f)(p)	748,115	627,855
APi Group DE, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 1/3/29 (e)(f)(p)	895,430	894,535
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9676% 5/13/29 (e)(f)(p)	198,125	197,970
Foley Products Co. LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.750% 9.4802% 12/29/28 (e)(f)(p)	134,970	132,811
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.2048% 1/24/29 (e)(f)(p)	617,500	611,838
Hunter Douglas, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 7.9971% 2/25/29 (e)(f)(p)	905,129	828,519
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.1802% 4/29/29 (e)(f)(p)	369,075	356,811
		3,650,339
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.7176% 12/20/29 (e)(f)(p)	1,000,000	920,000
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2176% 12/21/28 (e)(f)(p)	1,492,500	1,461,725
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.3849% 3/19/26 (e)(f)(p)	500,000	461,665
All-Star Bidco AB Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2349% 11/16/28 (e)(f)(p)	750,000	739,920
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4676% 5/14/28 (e)(f)(p)	989,975	952,583
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8481% 7/9/28 (e)(f)(p)	500,000	485,235
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.3061% 10/15/26 (e)(f)(p)	500,431	484,377
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.0646% 6/21/24 (e)(f)(p)	1,731,675	1,633,541
Congruex Group LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.576% 5/3/29 (e)(f)(p)	199,000	194,357
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1176% 11/30/28 (e)(f)(p)	464,912	463,313
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0614% 11/30/28 (e)(f)(p)	35,088	34,967
Filtration Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 10/21/28 (e)(f)(p)	750,000	737,813
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 9.9801% 6/30/28 (e)(f)(p)	84,359	82,250
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 10.4199% 4/21/27 (e)(f)(p)	160,000	142,480
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.9883% 6/21/28 (e)(f)(p)	625,874	595,219
Maverick Purchaser Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.1235% 2/16/29 (e)(f)(p)	671,625	662,948
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (e)(f)(p)	1,320,000	1,211,100
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7176% 8/4/28 (e)(f)(p)	297,727	295,229
PowerTeam Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 3/6/25 (e)(f)(p)	500,000	425,000
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.1875% 12/10/26 (e)(f)(p)	727,614	723,976
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9073% 4/14/29 (e)(f)(p)	223,875	218,464
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9676% 11/3/29 (e)(f)(p)	129,600	129,520
		13,055,682
Construction & Engineering - 0.1%
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7176% 1/27/29 (e)(f)(p)	250,000	247,578
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0614% 1/21/28 (e)(f)(p)	124,688	124,323
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 6/4/28 (e)(f)(p)	1,484,925	1,435,046
		1,806,947
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3059% 10/8/27 (e)(f)(p)	250,000	247,553
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.1721% 10/14/27 (e)(f)(p)	364,321	354,870
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3243% 3/2/27 (e)(f)(p)	989,899	977,060
		1,579,483
Machinery - 0.0%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/8/29 (f)(p)(q)	220,000	219,589
Professional Services - 0.1%
Cast & Crew Payroll LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 2/7/26 (e)(f)(p)	989,717	986,421
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1875% 6/2/28 (e)(f)(p)	989,975	846,181
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4936% 7/19/28 (e)(f)(p)	989,975	815,908
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.3676% 4/29/29 (e)(f)(p)	159,600	144,039
		2,792,549
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.7299% 12/30/26 (e)(f)(p)	500,000	498,335
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 3/1/30 (f)(p)(q)	430,000	429,819
		928,154
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.33% 4/6/28 (e)(f)(p)	233,816	225,146
First Student Bidco, Inc.:
Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 7/21/28 (e)(f)(p)	294,545	286,631
Tranche C 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 7/21/28 (e)(f)(p)	20,455	19,905
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 7/22/28 (e)(f)(p)	500,000	480,545
		1,012,227
TOTAL INDUSTRIALS		29,180,351
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 8/10/25 (e)(f)(p)	1,237,080	1,022,137
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0633% 1/12/30 (e)(f)(p)	80,000	79,800
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 4/4/26 (e)(f)(p)	1,484,655	1,439,373
Eos U.S. Finco LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 6.000% 10.6042% 10/6/29 (e)(f)(p)	145,000	143,006
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 9/25/26 (e)(f)(p)	1,485,000	1,229,298
		3,913,614
Electronic Equipment & Components - 0.1%
Coherent Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 7/1/29 (e)(f)(p)	958,214	952,225
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3676% 3/31/28 (e)(f)(p)	154,613	151,327
Go Daddy Operating Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.6349% 8/10/27 (e)(f)(p)	989,848	985,027
		2,088,579
IT Services - 0.2%
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 10/31/26 (e)(f)(p)	1,063,899	1,058,803
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8059% 2/10/28 (e)(f)(p)	250,000	235,730
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 8.9799% 8/19/28 (e)(f)(p)	370,000	365,068
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4799% 3/26/28 (e)(f)(p)	989,950	926,019
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7176% 11/10/27 (e)(f)(p)	750,000	726,098
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 2/1/28 (e)(f)(p)	1,457,853	1,442,137
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 2/16/28 (f)(p)(q)	120,000	118,500
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.6176% 8/31/28 (e)(f)(p)	371,250	370,556
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 8/27/25 (e)(f)(p)	750,000	748,260
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6608% 1/13/29 (e)(f)(p)	742,500	734,333
		6,725,504
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5884% 7/6/29 (e)(f)(p)	365,000	365,380
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4108% 8/17/29 (e)(f)(p)	389,025	385,703
		751,083
Software - 0.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 9.5449% 3/10/27 (e)(f)(p)	143,750	140,516
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.0802% 9/19/26 (e)(f)(p)	190,000	190,428
AppLovin Corp. Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 7.9428% 8/15/25 (e)(f)(p)	392,380	389,437
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 8.9676% 4/23/26 (e)(f)(p)	750,000	715,628
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1176% 12/10/28 (e)(f)(p)	990,000	927,986
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 10.6987% 11/24/26 (e)(f)(p)	247,251	210,937
Central Parent, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.0802% 7/6/29 (e)(f)(p)	695,000	692,324
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 4/30/25 (e)(f)(p)	840,443	837,082
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.1349% 9/30/28 (e)(f)(p)	500,000	474,065
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6956% 10/16/26 (e)(f)(p)	1,237,277	1,217,481
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (e)(f)(p)	500,000	463,125
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 7/31/27 (e)(f)(p)	500,000	489,325
Finastra U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3253% 6/13/24 (e)(f)(p)	144,597	136,102
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.39% 3/3/28 (e)(f)(p)	114,706	112,842
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7176% 9/12/29 (e)(f)(p)	932,249	921,594
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 12/1/27 (e)(f)(p)	296,970	294,000
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.1349% 7/1/24 (e)(f)(p)	898,834	895,715
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4178% 3/1/29 (e)(f)(p)	398,648	373,235
MH Sub I LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 10.8676% 2/23/29 (e)(f)(p)	750,000	689,378
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.3849% 9/15/24 (e)(f)(p)	1,236,945	1,226,592
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1614% 8/25/29 (e)(f)(p)	545,000	543,894
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 6/2/28 (e)(f)(p)	989,975	914,351
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.9849% 8/31/28 (e)(f)(p)	1,485,000	1,441,282
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.595% 2/15/28 (e)(f)(p)	989,924	620,049
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 4/22/28 (e)(f)(p)	989,975	957,553
Renaissance Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.8849% 5/31/25 (e)(f)(p)	750,000	732,810
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.927% 11/22/29 (e)(f)(p)	140,000	138,040
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 10/7/27 (e)(f)(p)	500,000	491,770
SS&C Technologies, Inc. Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 4/16/25 (e)(f)(p)	959,249	957,254
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (e)(f)(p)	868,116	849,885
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.0319% 5/3/27 (e)(f)(p)	1,000,000	970,830
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9/1/25 (f)(p)(q)	140,000	109,200
		20,124,710
TOTAL INFORMATION TECHNOLOGY		33,603,490
MATERIALS - 0.5%
Chemicals - 0.2%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 9/30/28 (e)(f)(p)	272,749	256,315
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/30/28 (f)(p)(r)	40,220	37,796
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.3034% 11/4/27 (e)(f)(p)	125,000	122,188
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.3849% 11/24/28 (e)(f)(p)	110,000	99,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 11/24/27 (e)(f)(p)	1,000,000	983,750
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.926% 8/29/29 (e)(f)(p)	66,860	66,874
Bakelite U.S. Holding Ltd. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.7302% 5/27/29 (e)(f)(p)	194,025	183,354
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.1349% 5/7/25 (e)(f)(p)	500,000	492,915
Discovery Purchaser Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.370% 8.9625% 10/4/29 (e)(f)(p)	290,000	277,107
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 7/3/28 (e)(f)(p)	69,476	65,581
Hexion Holdings Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.4536% 3/15/29 (e)(f)(p)	368,150	333,702
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.0983% 2/9/30 (c)(e)(f)(p)	95,000	78,375
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/10/30 (f)(p)(q)	120,000	118,987
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 1/20/26 (e)(f)(p)	820,151	814,820
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.3044% 12/1/26 (e)(f)(p)	106,692	89,621
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 11/9/28 (e)(f)(p)	727,000	711,384
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.526% 10/1/25 (e)(f)(p)	638,975	634,503
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 6.39% 4/3/25 (e)(f)(p)	750,000	744,510
U.S. Coatings Acquisition, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5055% 12/20/29 (e)(f)(p)	85,000	85,303
		6,196,085
Construction Materials - 0.1%
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9676% 4/1/29 (e)(f)(p)	479,600	477,202
VM Consolidated, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 7.8849% 3/27/28 (e)(f)(p)	934,066	931,965
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3676% 10/19/27 (e)(f)(p)	748,111	735,737
		2,144,904
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 3/3/28 (e)(f)(p)	750,000	730,568
Berlin Packaging, LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8335% 3/11/28 (e)(f)(p)	989,914	958,623
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.325% 7/1/26 (e)(f)(p)	500,000	498,350
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.8926% 4/13/29 (e)(f)(p)	1,610,362	1,586,078
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 8/4/27 (e)(f)(p)	500,000	496,875
Reynolds Consumer Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3197% 1/30/27 (e)(f)(p)	500,000	498,805
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 9/24/28 (e)(f)(p)	1,237,469	1,230,514
		5,999,813
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 2/4/28 (e)(f)(p)	250,000	244,168
TOTAL MATERIALS		14,584,970
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.3197% 8/21/25 (e)(f)(p)	368,020	365,720
CME Term SOFR 1 Month Index + 3.250% 7.9676% 1/24/30 (e)(f)(p)	464,204	461,302
		827,022
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3676% 8/1/25 (e)(f)(p)	194,513	194,238
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 8/1/25 (e)(f)(p)	989,899	985,484
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6875% 6/23/25 (e)(f)(p)	500,000	497,500
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.3782% 12/31/25 (e)(f)(p)	500,000	498,890
		2,176,112
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 8.9199% 8/27/28 (e)(f)(p)	150,974	150,219
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.4799% 3/25/28 (e)(f)(p)	250,000	236,785
		387,004
TOTAL UTILITIES		2,563,116
TOTAL BANK LOAN OBLIGATIONS (Cost $185,950,381)		180,202,299

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (e) (Cost $1,759,018)	1,750,000	1,674,152

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(j)		200,000	172,737
Telefonica Europe BV 3.875% (Reg. S) (e)(j)	EUR	100,000	99,428
			272,165
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 3.875% (Reg. S) (e)(j)	EUR	2,300,000	2,133,604
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Grupo Bimbo S.A.B. de CV 5.95% (d)(e)(j)		155,000	155,640
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (e)(j)	EUR	1,150,000	993,166
TOTAL CONSUMER STAPLES			1,148,806
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 8.8916% (e)(f)(j)		155,000	147,398
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (e)(j)	EUR	275,000	278,490
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (e)(j)	EUR	200,000	209,725
Banco Do Brasil SA 6.25% (d)(e)(j)		200,000	191,935
Banco Mercantil del Norte SA:
6.75% (d)(e)(j)		400,000	388,450
7.625% (d)(e)(j)		105,000	100,216
Barclays PLC 7.125% (e)(j)	GBP	310,000	363,500
BNP Paribas SA 6.625% (Reg. S) (e)(j)		335,000	337,926
Itau Unibanco Holding SA U.S. TREASURY 5 YEAR INDEX + 3.980% 7.721% (d)(e)(f)(j)		120,000	117,286
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(e)(j)		400,000	377,874
Societe Generale 7.875% (Reg. S) (e)(j)		200,000	202,659
			2,568,061
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (e)(j)		995,000	920,930
UBS Group AG 7% (Reg. S) (e)(j)		200,000	199,057
			1,119,987
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (e)(j)		690,000	657,425
TOTAL FINANCIALS			4,345,473
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (e)(j)		200,000	200,706
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (e)(j)	GBP	165,000	176,220
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (e)		350,000	341,931
TOTAL INDUSTRIALS			718,857
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd. 3.975% (d)(e)(j)		200,000	177,897
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(e)(j)		430,000	398,883
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (e)(j)	EUR	700,000	395,450
Citycon Oyj 4.496% (Reg. S) (e)(j)	EUR	215,000	139,114
CPI Property Group SA 3.75% (Reg. S) (e)(j)	EUR	415,000	222,215
Heimstaden Bostad AB 3.625% (Reg. S) (e)(j)	EUR	875,000	579,976
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (e)(j)	EUR	385,000	181,872
			1,518,627
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (e)(j)		345,000	335,393
SSE PLC 3.74% (Reg. S) (e)(j)	GBP	100,000	115,367
			450,760
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (e)(j)	EUR	600,000	527,221
TOTAL UTILITIES			977,981
TOTAL PREFERRED SECURITIES (Cost $11,539,977)			11,839,691

Money Market Funds - 11.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (s) (Cost $355,384,766)	355,313,703	355,384,766

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.25% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	3/15/23	EUR	2,500,000	13,020
Option with an exercise rate of 5.00% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	3/15/23	EUR	6,250,000	4,279

TOTAL PURCHASED SWAPTIONS (Cost $127,028)				17,299
TOTAL INVESTMENT IN SECURITIES - 112.3% (Cost $3,895,978,352)	3,631,040,640
NET OTHER ASSETS (LIABILITIES) - (12.3)%	(398,364,299)
NET ASSETS - 100.0%	3,232,676,341

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/53	(1,700,000)	(1,424,893)
2% 3/1/53	(400,000)	(335,269)
2% 3/1/53	(8,350,000)	(6,998,740)
2% 3/1/53	(6,350,000)	(5,322,395)

TOTAL GINNIE MAE		(14,081,297)

Uniform Mortgage Backed Securities
1.5% 3/1/38	(2,250,000)	(1,945,075)
1.5% 3/1/38	(1,600,000)	(1,383,164)
1.5% 3/1/38	(1,550,000)	(1,339,940)
2% 3/1/38	(4,850,000)	(4,304,467)
2% 3/1/38	(2,600,000)	(2,307,549)
2% 3/1/53	(1,900,000)	(1,547,083)
2% 3/1/53	(2,500,000)	(2,035,636)
2% 3/1/53	(2,200,000)	(1,791,359)
2% 3/1/53	(3,150,000)	(2,564,901)
2% 3/1/53	(1,200,000)	(977,105)
2% 3/1/53	(17,800,000)	(14,493,725)
2% 3/1/53	(12,700,000)	(10,341,028)
2.5% 3/1/53	(275,000)	(232,977)
2.5% 3/1/53	(350,000)	(296,516)
2.5% 3/1/53	(400,000)	(338,875)
2.5% 3/1/53	(750,000)	(635,391)
2.5% 3/1/53	(2,050,000)	(1,736,736)
2.5% 3/1/53	(5,000,000)	(4,235,942)
2.5% 3/1/53	(3,450,000)	(2,922,800)
2.5% 3/1/53	(1,150,000)	(974,267)
2.5% 3/1/53	(2,200,000)	(1,863,814)
3% 3/1/53	(925,000)	(813,602)
3% 3/1/53	(7,850,000)	(6,904,624)
3% 3/1/53	(2,600,000)	(2,286,882)
3.5% 3/1/53	(5,975,000)	(5,439,120)
3.5% 3/1/53	(450,000)	(409,641)
3.5% 4/1/53	(4,700,000)	(4,281,776)
4.5% 3/1/53	(9,725,000)	(9,362,969)
5% 3/1/53	(12,350,000)	(12,135,800)
5% 4/1/53	(12,350,000)	(12,133,870)
5.5% 3/1/53	(2,600,000)	(2,595,429)
5.5% 3/1/53	(475,000)	(474,165)
6.5% 3/1/53	(800,000)	(818,406)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(115,924,634)

TOTAL TBA SALE COMMITMENTS (Proceeds $131,097,452)		(130,005,931)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	7	Mar 2023	554,215	(16,857)	(16,857)
Eurex Euro-Bund Contracts (Germany)	37	Mar 2023	5,201,420	(252,053)	(252,053)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	11	Mar 2023	1,562,308	(247,002)	(247,002)
Eurex Euro-Schatz Contracts (Germany)	28	Mar 2023	3,109,046	(7,358)	(7,358)
TME 10 Year Canadian Note Contracts (Canada)	29	Jun 2023	2,581,840	1,876	1,876

TOTAL BOND INDEX CONTRACTS					(521,394)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	85	Jun 2023	9,490,781	7,126	7,126
CBOT 2-Year U.S. Treasury Note Contracts (United States)	223	Jun 2023	45,431,023	(61,834)	(61,834)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	76	Jun 2023	9,516,625	(1,739)	(1,739)

TOTAL TREASURY CONTRACTS					(56,447)

TOTAL PURCHASED					(577,841)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	2	Jun 2023	244,815	(425)	(425)
ICE Long Gilt Contracts (United Kingdom)	20	Jun 2023	2,404,738	15,569	15,569

TOTAL BOND INDEX CONTRACTS					15,144

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	49	Jun 2023	5,245,680	8,311	8,311
CBOT Long Term U.S. Treasury Bond Contracts (United States)	131	Jun 2023	16,403,656	1,007	1,007
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	5	Jun 2023	675,313	(3,878)	(3,878)

TOTAL TREASURY CONTRACTS					5,440

TOTAL SOLD					20,584

TOTAL FUTURES CONTRACTS					(557,257)
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	30,000	USD	31,838	JPMorgan Chase Bank, N.A.	3/01/23	(107)
EUR	2,348,000	USD	2,485,851	State Street Bank and Trust Co	3/01/23	(2,371)
GBP	1,311,000	USD	1,576,150	Bank of America, N.A.	3/01/23	787
CAD	100,000	USD	73,535	Goldman Sachs Bank USA	4/20/23	(211)
EUR	287,000	USD	312,615	Bank of America, N.A.	4/20/23	(8,155)
EUR	61,000	USD	64,555	Bank of America, N.A.	4/20/23	156
EUR	47,000	USD	51,466	Brown Brothers Harriman & Co	4/20/23	(1,607)
EUR	406,000	USD	442,928	JPMorgan Chase Bank, N.A.	4/20/23	(12,228)
EUR	85,000	USD	91,705	JPMorgan Chase Bank, N.A.	4/20/23	(1,534)
EUR	100,000	USD	106,769	JPMorgan Chase Bank, N.A.	4/20/23	(685)
EUR	379,000	USD	403,420	JPMorgan Chase Bank, N.A.	4/20/23	(1,363)
EUR	118,000	USD	126,974	State Street Bank and Trust Co	4/20/23	(1,795)
GBP	76,000	USD	91,767	Brown Brothers Harriman & Co	4/20/23	(265)
GBP	119,000	USD	144,305	JPMorgan Chase Bank, N.A.	4/20/23	(1,033)
USD	33,398	AUD	48,000	Bank of America, N.A.	4/20/23	1,042
USD	41,268	CAD	55,000	Bank of America, N.A.	4/20/23	940
USD	35,420	CAD	48,000	Bank of America, N.A.	4/20/23	225
USD	38,288	CAD	51,000	Brown Brothers Harriman & Co	4/20/23	892
USD	42,507	EUR	39,000	Bank of America, N.A.	4/20/23	1,135
USD	102,854	EUR	95,000	Brown Brothers Harriman & Co	4/20/23	2,074
USD	98,353	EUR	90,000	Brown Brothers Harriman & Co	4/20/23	2,878
USD	40,354	EUR	37,000	Brown Brothers Harriman & Co	4/20/23	1,104
USD	96,854	EUR	90,000	Brown Brothers Harriman & Co	4/20/23	1,379
USD	116,687	EUR	108,000	Citibank, N. A.	4/20/23	2,116
USD	81,607	EUR	75,000	JPMorgan Chase Bank, N.A.	4/20/23	2,045
USD	82,481	EUR	76,000	JPMorgan Chase Bank, N.A.	4/20/23	1,858
USD	42,614	EUR	39,000	JPMorgan Chase Bank, N.A.	4/20/23	1,242
USD	39,320	EUR	36,000	JPMorgan Chase Bank, N.A.	4/20/23	1,130
USD	433,196	EUR	397,000	JPMorgan Chase Bank, N.A.	4/20/23	12,043
USD	100,033	EUR	91,000	JPMorgan Chase Bank, N.A.	4/20/23	3,497
USD	59,154	EUR	55,000	JPMorgan Chase Bank, N.A.	4/20/23	808
USD	28,919	EUR	27,000	Royal Bank of Canada	4/20/23	276
USD	22,028,184	EUR	20,363,000	State Street Bank and Trust Co	4/20/23	426,372
USD	2,503,798	EUR	2,358,000	State Street Bank and Trust Co	4/20/23	2,345
USD	1,613,708	GBP	1,341,000	Bank of America, N.A.	4/20/23	(812)
USD	143,091	GBP	116,000	Brown Brothers Harriman & Co	4/20/23	3,430
USD	81,296	GBP	67,000	Brown Brothers Harriman & Co	4/20/23	630
USD	243,014	GBP	200,000	Brown Brothers Harriman & Co	4/20/23	2,221
USD	951,696	GBP	791,000	Brown Brothers Harriman & Co	4/20/23	(642)
USD	55,097	GBP	45,000	JPMorgan Chase Bank, N.A.	4/20/23	919
USD	56,905	GBP	46,000	JPMorgan Chase Bank, N.A.	4/20/23	1,522
USD	67,562	GBP	56,000	JPMorgan Chase Bank, N.A.	4/20/23	140
USD	16,137,798	GBP	13,206,000	State Street Bank and Trust Co	4/20/23	238,209
USD	47,508	GBP	39,000	State Street Bank and Trust Co	4/20/23	553
USD	461,226	GBP	372,000	State Street Bank and Trust Co	4/20/23	13,350
USD	22,863	GBP	19,000	State Street Bank and Trust Co	4/20/23	(12)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						694,498

Unrealized Appreciation						727,318
Unrealized Depreciation						(32,820)
For the period, the average contract value for forward foreign currency contracts was $40,357,043. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		470,000	6,369	(1,589)	4,780
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		760,000	10,300	(2,315)	7,985
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		140,000	1,897	(2,051)	(154)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,440,000	19,515	(19,586)	(71)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		480,000	6,505	(5,288)	1,217
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		430,000	5,827	(3,837)	1,990
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		970,000	13,146	(7,441)	5,705
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		240,000	3,253	(2,847)	406
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		820,000	11,113	(15,619)	(4,506)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		1,340,000	18,160	(6,163)	11,997
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		250,000	3,388	(371)	3,017
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		170,000	2,304	(2,370)	(66)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		530,000	7,183	(3,040)	4,143
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		630,000	8,538	(2,506)	6,032
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		320,000	4,337	(2,127)	2,210
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		630,000	8,538	(10,336)	(1,798)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		240,000	3,253	(3,331)	(78)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		240,000	3,253	(1,867)	1,386
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		300,000	4,066	(2,052)	2,014
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		310,000	4,201	(2,206)	1,995
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		480,000	6,505	0	6,505
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		1,870,000	25,342	(31,946)	(6,604)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		360,000	4,879	(1,932)	2,947
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		640,000	8,673	(4,465)	4,208
Intesa Sanpaolo SpA	Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	650,000	(4,362)	(3,833)	(8,195)

TOTAL CREDIT DEFAULT SWAPS							186,183	(139,118)	47,065

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)	Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2025	1,574,000	(25,157)	0	(25,157)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2028	1,705,000	(48,002)	0	(48,002)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2030	323,000	(10,502)	0	(10,502)
TOTAL INTEREST RATE SWAPS							(83,661)	0	(83,661)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $506,889 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $594,575,561 or 18.4% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Non-income producing - Security is in default.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,464,957.
(l)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $4,056,643.

(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $103,133.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Non-income producing
(p)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(q)	The coupon rate will be determined upon settlement of the loan after period end.
(r)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $285,214 and $263,804, respectively.

(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/19/22	29,982

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/15/22	51,794

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	-	1,206,635,570	851,250,804	3,952,371	-	-	355,384,766	0.8%
Total	-	1,206,635,570	851,250,804	3,952,371	-	-	355,384,766

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Class I 4.46%	137,284,236	221,822	137,506,058	38,903	-	-	-
	137,284,236	221,822	137,506,058	38,903	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	2,786,212	2,439,619	-	346,593

Corporate Bonds	1,151,915,743	-	1,151,408,854	506,889

U.S. Government and Government Agency Obligations	981,173,536	-	981,173,536	-

U.S. Government Agency - Mortgage Securities	619,507,363	-	619,507,363	-

Asset-Backed Securities	152,663,189	-	152,663,189	-

Collateralized Mortgage Obligations	7,467,961	-	7,467,961	-

Commercial Mortgage Securities	119,036,164	-	119,036,164	-

Municipal Securities	3,562,798	-	3,562,798	-

Foreign Government and Government Agency Obligations	42,577,230	-	42,577,230	-

Supranational Obligations	1,232,237	-	1,232,237	-

Bank Loan Obligations	180,202,299	-	180,123,924	78,375

Bank Notes	1,674,152	-	1,674,152	-

Preferred Securities	11,839,691	-	11,839,691	-

Money Market Funds	355,384,766	355,384,766	-	-

Purchased Swaptions	17,299	-	17,299	-
Total Investments in Securities:	3,631,040,640	357,824,385	3,272,284,398	931,857
Derivative Instruments:

Assets
Futures Contracts	33,889	33,889	-	-
Forward Foreign Currency Contracts	727,318	-	727,318	-
Swaps	190,545	-	190,545	-
Total Assets	951,752	33,889	917,863	-

Liabilities
Futures Contracts	(591,146)	(591,146)	-	-
Forward Foreign Currency Contracts	(32,820)	-	(32,820)	-
Swaps	(88,023)	-	(88,023)	-
Total Liabilities	(711,989)	(591,146)	(120,843)	-
Total Derivative Instruments:	239,763	(557,257)	797,020	-
Other Financial Instruments:

TBA Sale Commitments	(130,005,931)	-	(130,005,931)	-
Total Other Financial Instruments:	(130,005,931)	-	(130,005,931)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Purchased Swaptions (a)	17,299	0
Swaps (b)	190,545	(4,362)
Total Credit Risk	207,844	(4,362)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	727,318	(32,820)
Total Foreign Exchange Risk	727,318	(32,820)
Interest Rate Risk
Futures Contracts (d)	33,889	(591,146)
Swaps (e)	0	(83,661)
Total Interest Rate Risk	33,889	(674,807)
Total Value of Derivatives	969,051	(711,989)

(a)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(e)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Fidelity® Total Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,540,593,586)	$3,275,655,874
Fidelity Central Funds (cost $355,384,766)	355,384,766

Total Investment in Securities (cost $3,895,978,352)		$3,631,040,640
Cash		133,025
Foreign currency held at value (cost $414,908)		412,559
Receivable for investments sold		100,294,423
Receivable for TBA sale commitments		131,097,452
Unrealized appreciation on forward foreign currency contracts		727,318
Receivable for fund shares sold		27,057,354
Dividends receivable		1,614
Interest receivable		27,134,890
Distributions receivable from Fidelity Central Funds		755,353
Receivable for daily variation margin on centrally cleared OTC swaps		134,271
Bi-lateral OTC swaps, at value		190,545
Total assets		3,918,979,444
Liabilities
Payable for investments purchased
Regular delivery	$177,182,165
Delayed delivery	366,948,541
TBA sale commitments, at value	130,005,931
Unrealized depreciation on forward foreign currency contracts	32,820
Distributions payable	10,966,560
Bi-lateral OTC swaps, at value	4,362
Accrued management fee	941,420
Payable for daily variation margin on futures contracts	59,279
Other payables and accrued expenses	162,025
Total Liabilities		686,303,103
Net Assets		$3,232,676,341
Net Assets consist of:
Paid in capital		$3,591,660,308
Total accumulated earnings (loss)		(358,983,967)
Net Assets		$3,232,676,341
Net Asset Value , offering price and redemption price per share ($3,232,676,341 ÷ 71,752,000 shares)		$45.05

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$405,030
Affiliated issuers		38,903
Interest		51,350,384
Income from Fidelity Central Funds		3,952,371
Total Income		55,746,688
Expenses
Management fee	$4,673,370
Independent trustees' fees and expenses	4,619
Legal	7,913
Total expenses before reductions	4,685,902
Expense reductions	(353)
Total expenses after reductions		4,685,549
Net Investment income (loss)		51,061,139
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(46,306,756)
Redemptions in-kind	(396,396)
Forward foreign currency contracts	(3,155,435)
Foreign currency transactions	(432,556)
Futures contracts	750,613
Swaps	(116,265)
Total net realized gain (loss)		(49,656,795)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(30,284,480)
Forward foreign currency contracts	694,498
Assets and liabilities in foreign currencies	27,854
Futures contracts	(797,620)
Swaps	(48,617)
TBA Sale commitments	1,091,521
Total change in net unrealized appreciation (depreciation)		(29,316,844)
Net gain (loss)		(78,973,639)
Net increase (decrease) in net assets resulting from operations		$(27,912,500)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,061,139	$50,410,867
Net realized gain (loss)	(49,656,795)	(41,089,100)
Change in net unrealized appreciation (depreciation)	(29,316,844)	(293,034,673)
Net increase (decrease) in net assets resulting from operations	(27,912,500)	(283,712,906)
Distributions to shareholders	(51,042,830)	(51,534,146)
Share transactions
Proceeds from sales of shares	1,073,599,317	873,899,280
Cost of shares redeemed	(51,626,219)	(297,639,324)
Net increase (decrease) in net assets resulting from share transactions	1,021,973,098	576,259,956
Total increase (decrease) in net assets	943,017,768	241,012,904

Net Assets
Beginning of period	2,289,658,573	2,048,645,669
End of period	$3,232,676,341	$2,289,658,573

Other Information
Shares
Sold	23,650,000	17,300,000
Redeemed	(1,150,000)	(6,250,000)
Net increase (decrease)	22,500,000	11,050,000

Financial Highlights
Fidelity® Total Bond ETF

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$46.49	$53.63	$54.71	$51.95	$48.80	$50.51
Income from Investment Operations
Net investment income (loss) A,B	.890	1.120	.988	1.323	1.502	1.334
Net realized and unrealized gain (loss)	(1.465)	(7.137)	.023	2.812	3.147	(1.690)
Total from investment operations	(.575)	(6.017)	1.011	4.135	4.649	(.356)
Distributions from net investment income	(.865)	(1.123)	(.951) C	(1.375)	(1.499)	(1.354)
Distributions from net realized gain	-	-	(1.143) C	-	-	-
Total distributions	(.865)	(1.123)	(2.094)	(1.375)	(1.499)	(1.354)
Net asset value, end of period	$45.05	$46.49	$53.63	$54.71	$51.95	$48.80
Total Return D,E,F	(1.21)%	(11.32)%	1.90%	8.10%	9.73%	(.69)%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.37% I	.36%	.36%	.36%	.36%	.41%
Expenses net of fee waivers, if any	.37% I	.36%	.36%	.36%	.36%	.41%
Expenses net of all reductions	.37% I	.36%	.36%	.36%	.36%	.41%
Net investment income (loss)	3.98% I	2.24%	1.84%	2.51%	3.01%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$3,232,676	$2,289,659	$2,048,646	$1,365,222	$761,195	$427,093
Portfolio turnover rate J,K	255% I	48%	117%	112%	150%	91%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Tactical Bond ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as   interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes   and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period   and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost   and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, defaulted bonds, prior period premium and discount on debt securities, redemptions in kind, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Corporate Bond ETF	$169,817,084	$188,770	$(23,603,640)	$(23,414,870)
Fidelity Investment Grade Bond ETF	15,589,124	20,074	(988,301)	(968,227)
Fidelity Investment Grade Securitized ETF	5,685,975	6,602	(282,829)	(276,227)
Fidelity Limited Term Bond ETF	205,464,171	64,874	(11,131,812)	(11,066,938)
Fidelity Low Duration Bond Factor ETF	212,723,075	417,805	(2,904,250)	(2,486,445)
Fidelity Tactical Bond ETF	14,980,735	45,838	(378,455)	(332,617)
Fidelity Total Bond ETF	3,895,851,837	12,885,253	(276,504,284)	(263,619,031)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-Term	Long-Term	Total capital loss carryforwards
Fidelity Corporate Bond ETF	$(3,179,631)	$(388,324)	$(3,567,955)
Fidelity Investment Grade Bond ETF	(81,595)	(75,062)	(156,657)
Fidelity Investment Grade Securitized ETF	(454,324)	-	(454,324)
Fidelity Limited Term Bond ETF	(1,321,990)	(1,411,957)	(2,733,947)
Fidelity Low Duration Bond Factor ETF	(687,750)	(855,576)	(1,543,326)
Fidelity Total Bond ETF	(37,441,291)	(2,942,760)	(40,384,051)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Investment Grade Securitized ETF
Credit Risk
Swaps	166	(403)
Total Credit Risk	166	(403)
Interest Rate Risk
Futures Contracts	31,923	(6,149)
Swaps	(7,657)	(5,582)
Total Interest Rate Risk	24,266	(11,731)
Totals	$24,432	$(12,134)
Fidelity Tactical Bond ETF
Foreign Exchange Risk
Forward Foreign Currency Contracts	(2,286)	35,688
Total Foreign Exchange Risk	(2,286)	35,688
Interest Rate Risk
Futures Contracts	(12,503)	2,605
Total Interest Rate Risk	(12,503)	2,605
Totals	$(14,789)	$38,293
Fidelity Total Bond ETF
Credit Risk
Purchased Options	(138,968)	(109,729)
Swaps	(33,606)	5,940
Total Credit Risk	(172,574)	(103,789)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(3,155,435)	694,498
Total Foreign Exchange Risk	(3,155,435)	694,498
Interest Rate Risk
Futures Contracts	750,613	(797,620)
Swaps	(82,659)	(54,557)
Total Interest Rate Risk	667,954	(852,177)
Totals	$(2,660,055)	$(261,468)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond ETF	6,722,829	18,422,185
Fidelity Investment Grade Bond ETF	4,800,326	3,145,921
Fidelity Investment Grade Securitized ETF	16,350,999	15,495,524
Fidelity Limited Term Bond ETF	51,697,890	14,530,904
Fidelity Low Duration Bond Factor ETF	33,637,942	42,526,436
Fidelity Tactical Bond ETF	7,460,530	49,425
Fidelity Total Bond ETF	2,447,231,980	2,040,495,558

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Corporate Bond ETF	15,791,611	15,281,590
Fidelity Investment Grade Bond ETF	2,218,667	-
Fidelity Limited Term Bond ETF	6,367,488	134,297,727
Fidelity Total Bond ETF	311,932,565	23,650,244

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.   For Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Fee Rate
Fidelity Corporate Bond ETF	.36%
Fidelity Investment Grade Bond ETF	.36%
Fidelity Investment Grade Securitized ETF	.36%
Fidelity Limited Term Bond ETF	.36%
Fidelity Low Duration Bond Factor ETF	.15%
Fidelity Tactical Bond ETF	.55%
Fidelity Total Bond ETF	.36%

During March 2023, the Board approved changes to the management fee for Fidelity Limited Term Bond ETF effective April 1, 2023. Fidelity Limited Term Bond ETF will pay a monthly management fee that is based on an annual rate of .25% of Fidelity Limited Term Bond ETF's average net assets. Under the management contract, the investment adviser will pay all other expense, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total Bond ETF	9

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Total Bond ETF	4,877
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Corporate Bond ETF	$166
Fidelity Investment Grade Bond ETF	61
Fidelity Investment Grade Securitized ETF	34
Fidelity Limited Term Bond ETF	169
Fidelity Low Duration Bond Factor ETF	527
Fidelity Total Bond ETF	353

9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Credit Risk.
Each Fund invests a significant portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023) for each fund, with the exception of Fidelity Tactical Bond ETF and for the period (January 24, 2023 to February 28, 2023) for Fidelity Tactical Bond ETF. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value February 28, 2023	Expenses Paid During Period

Fidelity® Corporate Bond ETF	.36%
Actual		$ 1,000	$ 993.90	$ 1.78 C
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81 D

Fidelity® Investment Grade Bond ETF	.36%
Actual		$ 1,000	$ 980.80	$ 1.77 C
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81 D

Fidelity® Investment Grade Securitized ETF	.36%
Actual		$ 1,000	$ 974.50	$ 1.76 C
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81 D

Fidelity® Limited Term Bond ETF **	.36%
Actual		$ 1,000	$ 999.10	$ 1.78 C
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81 D

Fidelity® Low Duration Bond Factor ETF	.15%
Actual		$ 1,000	$ 1,022.10	$ .75 C
Hypothetical- B		$ 1,000	$ 1,024.05	$ .75 D

Fidelity® Tactical Bond ETF	.55%
Actual		$ 1,000	$ 979.70	$ .54 C
Hypothetical- B		$ 1,000	$ 1,022.07	$ 2.76 D

Fidelity® Total Bond ETF	.37%
Actual		$ 1,000	$ 987.90	$ 1.82 C
Hypothetical- B		$ 1,000	$ 1,022.96	$ 1.86 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C    Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period) for each fund, with the exception of Fidelity Tactical Bond ETF and multiplied by 36 / 365 (to reflect the period January 24, 2023 to February 28, 2023) for Fidelity Tactical Bond ETF.

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If fees and changes to the expense contract and/or expense cap, effective April 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® Limited Term Bond ETF	.25%
Actual		$ 1.24
Hypothetical - B		$ 1.25

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond ETF
Fidelity Investment Grade Bond ETF
Fidelity Investment Grade Securitized ETF
Fidelity Limited Term Bond ETF
Fidelity Low Duration Bond Factor ETF
Fidelity Total Bond ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance (Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, and Fidelity Total Bond ETF). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for Fidelity Corporate Bond ETF in January 2022.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Investment Performance (for Fidelity Low Duration Bond Factor ETF). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index and peer group for the most recent one- and three-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Investment Performance (Fidelity Investment Grade Bond ETF and Fidelity Investment Grade Securitized ETF). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As each fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparisons of management fees and total expense ratios by broadening the competitive group used for such comparisons.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Corporate Bond ETF

At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that reduced the fund's management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund's lower management fee rate for 2018, as if the lower fee were in effect for 2017.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2021. The Board noted that Fidelity believes that the fund's all-inclusive fee is reasonable for the overall value of the nature and quality of all the services shareholders receive.

Fidelity Investment Grade Bond ETF

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Fidelity Investment Grade Securitized ETF

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Fidelity Limited Term Bond ETF

At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that reduced the fund's management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund's lower management fee rate for 2018, as if the lower fee were in effect for 2017.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2021. The Board noted that Fidelity believes that the fund's all-inclusive fee is reasonable for the overall value of the nature and quality of all the services shareholders receive.

Fidelity Low Duration Bond Factor ETF

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Fidelity Total Bond ETF

At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that reduced the fund's management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund's lower management fee rate for 2018, as if the lower fee were in effect for 2017.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2021. The Board noted that Fidelity believes that the fund's all-inclusive fee is reasonable for the overall value of the nature and quality of all the services shareholders receive.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

For Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, and Fidelity Total Bond ETF, the Board noted that each fund's total net expense ratio ranked above the similar sales load structure group competitive median and above the ASPG competitive median for 2021. For Fidelity Investment Grade Bond ETF and Fidelity Investment Grade Securitized ETF, the Board noted that each fund's total net expense ratio ranked above the similar sales load structure group competitive median and below the ASPG competitive median for 2021. The Board considered that each fund is priced similarly to a corresponding retail mutual fund, taking into account the lower transfer agency costs associated with ETFs. The Board considered that, although total expenses for these ETFs may rank above median in certain cases, Fidelity believes the fees that the ETFs are charged are reasonable for the overall value of the nature and quality of all the services shareholders receive.

For Fidelity Low Duration Bond Factor ETF, the Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.
Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tactical Bond ETF

At its September 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . In reviewing the Advisory Contracts, the Board considered the fund's proposed all-inclusive (subject to certain exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that the fund's proposed management fee rate is above the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates ("mapped group"), regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board noted that when compared to a subset of funds within the "mapped group" that have been assigned high income and multi-sector bond objectives by Lipper, the fund's proposed management fee rate is below the median and the fund's projected total expense ratio is at the median. The Board also considered the fees and expenses of the fund's corresponding mutual fund.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale . The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9864853.108
FIXETF-SANN-0423
Fidelity® Sustainable Core Plus Bond ETF
Fidelity® Sustainable Low Duration Bond ETF

Semi-Annual Report
February 28, 2023

Contents

Fidelity® Sustainable Core Plus Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Low Duration Bond ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Sustainable Core Plus Bond ETF
Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%*
Foreign investments - 16.7%
Futures - 2.6%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Sustainable Core Plus Bond ETF
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 50.1%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		3,000	2,755
3.375% 8/15/26		16,000	10,225
			12,980
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DraftKings, Inc. 0% 3/15/28		2,000	1,386

Internet & Direct Marketing Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		2,000	1,484

TOTAL CONSUMER DISCRETIONARY			2,870

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Oak Street Health, Inc. 0% 3/15/26		1,000	925

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MicroStrategy, Inc. 0% 2/15/27		2,000	936

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. 0.5% 4/1/27		8,000	4,811

TOTAL CONVERTIBLE BONDS			22,522
Nonconvertible Bonds - 49.9%
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 2.0%
Altice France SA 5.125% 7/15/29 (b)		5,000	3,858
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		5,000	5,056
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		23,000	14,458
TELUS Corp. 3.4% 5/13/32		70,000	59,672
Verizon Communications, Inc.:
2.355% 3/15/32		40,000	31,446
3.875% 3/1/52		140,000	107,197
Virgin Media Finance PLC 5% 7/15/30 (b)		4,000	3,260
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)		9,000	5,669
			230,616
Entertainment - 0.5%
The Walt Disney Co. 2.65% 1/13/31		70,000	59,622

Media - 1.6%
Altice Financing SA 5.75% 8/15/29 (b)		12,000	9,814
Altice France Holding SA 6% 2/15/28 (b)		16,000	11,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		5,000	3,743
4.75% 2/1/32(b)		26,000	21,060
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		5,000	4,470
DISH DBS Corp. 5.75% 12/1/28 (b)		1,000	799
DISH Network Corp. 11.75% 11/15/27 (b)		5,000	5,066
Magallanes, Inc.:
4.279% 3/15/32(b)		74,000	63,885
5.141% 3/15/52(b)		76,000	59,577
TEGNA, Inc. 4.75% 3/15/26 (b)		4,000	3,800
UPC Broadband Finco BV 4.875% 7/15/31 (b)		4,000	3,377
			186,591
Wireless Telecommunication Services - 0.6%
Millicom International Cellular SA 4.5% 4/27/31 (b)		9,000	7,268
Rogers Communications, Inc.:
3.2% 3/15/27(b)		30,000	27,584
4.55% 3/15/52(b)		40,000	31,902
			66,754
TOTAL COMMUNICATION SERVICES			543,583

CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.1%
Patrick Industries, Inc. 4.75% 5/1/29 (b)		6,000	5,101

Automobiles - 0.3%
General Motors Co. 5.4% 10/15/29		20,000	19,205
McLaren Finance PLC 7.5% 8/1/26 (b)		2,000	1,550
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(d)		9,000	8,775
			29,530
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		5,000	4,603
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		8,000	7,782
Sotheby's 7.375% 10/15/27 (b)		5,000	4,717
StoneMor, Inc. 8.5% 5/15/29 (b)		3,000	2,169
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		21,000	19,535
			38,806
Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 3.5% 2/15/29 (b)		9,000	7,632
Carnival Corp. 6% 5/1/29 (b)		15,000	11,633
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		4,000	3,340
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		13,000	10,673
Life Time, Inc. 8% 4/15/26 (b)		5,000	4,818
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		6,000	4,637
Royal Caribbean Cruises Ltd. 5.5% 4/1/28 (b)		12,000	10,459
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		15,000	13,970
Yum! Brands, Inc. 4.625% 1/31/32		17,000	15,027
			82,189
Internet & Direct Marketing Retail - 0.3%
Match Group Holdings II LLC 4.625% 6/1/28 (b)		5,000	4,441
Uber Technologies, Inc.:
4.5% 8/15/29(b)		32,000	28,291
8% 11/1/26(b)		1,000	1,015
			33,747
Multiline Retail - 0.0%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		2,000	1,817
Nordstrom, Inc. 4.375% 4/1/30		3,000	2,366
			4,183
Specialty Retail - 2.3%
At Home Group, Inc. 4.875% 7/15/28 (b)		4,000	2,940
Bath & Body Works, Inc. 6.95% 3/1/33		4,000	3,480
Carvana Co. 4.875% 9/1/29 (b)		15,000	7,095
LBM Acquisition LLC 6.25% 1/15/29 (b)		5,000	3,562
Lowe's Companies, Inc.:
3.75% 4/1/32		70,000	62,009
4.25% 4/1/52		70,000	55,117
Michaels Companies, Inc. 5.25% 5/1/28 (b)		12,000	9,987
The Home Depot, Inc. 3.25% 4/15/32		70,000	61,322
TJX Companies, Inc. 3.875% 4/15/30		60,000	56,427
Upbound Group, Inc. 6.375% 2/15/29 (b)		7,000	6,005
Victoria's Secret & Co. 4.625% 7/15/29 (b)		4,000	3,262
			271,206
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. 4.125% 8/15/31 (b)		9,000	7,380
Hanesbrands, Inc. 4.625% 5/15/24 (b)		5,000	4,997
Tapestry, Inc. 3.05% 3/15/32		70,000	55,620
			67,997
TOTAL CONSUMER DISCRETIONARY			532,759

CONSUMER STAPLES - 1.7%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		6,000	4,782

Food & Staples Retailing - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		6,000	5,506
4.875% 2/15/30(b)		3,000	2,692
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		80,000	54,366
U.S. Foods, Inc. 4.625% 6/1/30 (b)		4,000	3,494
			66,058
Food Products - 1.1%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,831
General Mills, Inc. 2.25% 10/14/31		150,000	120,274
Post Holdings, Inc. 4.5% 9/15/31 (b)		5,000	4,210
TreeHouse Foods, Inc. 4% 9/1/28		4,000	3,431
			132,746
TOTAL CONSUMER STAPLES			203,586

ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		6,000	5,696
CGG SA 8.75% 4/1/27 (b)		9,000	7,885
Oceaneering International, Inc. 6% 2/1/28		6,000	5,692
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)		2,000	2,041
Transocean, Inc. 8.75% 2/15/30 (b)		5,000	5,088
Weatherford International Ltd. 8.625% 4/30/30 (b)		4,000	3,995
			30,397
Multi Industry Energy - 0.0%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)		5,000	4,687

Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp. 7.125% 2/1/26 (b)		13,000	13,098
CNX Resources Corp.:
6% 1/15/29(b)		2,000	1,813
7.375% 1/15/31(b)		5,000	4,764
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)		10,000	9,097
CVR Energy, Inc. 5.25% 2/15/25 (b)		19,000	18,240
EG Global Finance PLC 6.75% 2/7/25 (b)		5,000	4,513
Energean PLC 6.5% 4/30/27 (b)		5,000	4,600
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		3,000	2,775
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		5,000	4,537
MEG Energy Corp. 5.875% 2/1/29 (b)		15,000	13,990
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		28,000	25,620
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		4,000	3,860
Parkland Corp. 4.625% 5/1/30 (b)		5,000	4,163
SM Energy Co. 6.5% 7/15/28		4,000	3,690
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		7,000	6,143
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)		5,000	4,642
Teine Energy Ltd. 6.875% 4/15/29 (b)		9,000	8,230
			133,775
TOTAL ENERGY			168,859

FINANCIALS - 12.4%
Banks - 7.0%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	95,752
Bank of America Corp.:
2.456% 10/22/25(c)		130,000	123,365
2.687% 4/22/32(c)		40,000	32,441
5.015% 7/22/33(c)		71,000	68,309
Citigroup, Inc.:
2.014% 1/25/26(c)		130,000	121,235
4.91% 5/24/33(c)		40,000	37,907
JPMorgan Chase & Co.:
0.768% 8/9/25(c)		130,000	120,716
2.963% 1/25/33(c)		40,000	32,958
4.586% 4/26/33(c)		59,000	54,987
4.912% 7/25/33(c)		13,000	12,448
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	102,507
Santander Holdings U.S.A., Inc. 5.807% 9/9/26 (c)		15,000	14,997
			817,622
Capital Markets - 3.2%
Coinbase Global, Inc.:
3.375% 10/1/28(b)		4,000	2,620
3.625% 10/1/31(b)		5,000	3,015
Goldman Sachs Group, Inc.:
3.102% 2/24/33(c)		46,000	37,916
3.615% 3/15/28(c)		70,000	64,964
Hightower Holding LLC 6.75% 4/15/29 (b)		5,000	4,230
Morgan Stanley:
0.864% 10/21/25(c)		140,000	128,958
2.943% 1/21/33(c)		40,000	32,732
4.889% 7/20/33(c)		31,000	29,435
State Street Corp. 3.031% 11/1/34 (c)		70,000	59,840
StoneX Group, Inc. 8.625% 6/15/25 (b)		3,000	3,017
			366,727
Consumer Finance - 0.7%
Ally Financial, Inc. 2.2% 11/2/28		70,000	57,028
OneMain Finance Corp. 3.875% 9/15/28		23,000	18,285
			75,313
Diversified Financial Services - 0.0%
Altus Midstream LP 5.875% 6/15/30 (b)		3,000	2,773

Insurance - 1.5%
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		100,000	87,105
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		110,000	88,202
			175,307
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		4,000	3,649

Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc. 6.625% 3/15/25		4,000	3,997

TOTAL FINANCIALS			1,445,388

HEALTH CARE - 4.2%
Biotechnology - 1.0%
Amgen, Inc. 3% 2/22/29		130,000	115,672
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		5,000	3,025
			118,697
Health Care Providers & Services - 1.8%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)		4,000	2,800
Cano Health, Inc. 6.25% 10/1/28 (b)		7,000	4,550
Cigna Group 3.4% 3/15/51		80,000	56,113
Community Health Systems, Inc.:
4.75% 2/15/31(b)		18,000	13,905
5.25% 5/15/30(b)		5,000	4,001
6.875% 4/15/29(b)		10,000	6,994
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)		8,000	6,041
Encompass Health Corp. 4.625% 4/1/31		5,000	4,275
HealthEquity, Inc. 4.5% 10/1/29 (b)		9,000	7,866
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		4,000	4,065
Humana, Inc. 3.7% 3/23/29		70,000	63,507
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		10,000	8,822
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)		6,000	3,938
Tenet Healthcare Corp. 6.125% 10/1/28		20,000	18,500
			205,377
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		5,000	3,955

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		2,000	1,736

Pharmaceuticals - 1.4%
AstraZeneca Finance LLC 1.75% 5/28/28		70,000	59,973
Bristol-Myers Squibb Co. 2.95% 3/15/32		40,000	34,532
Catalent Pharma Solutions 3.5% 4/1/30 (b)		9,000	7,817
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		1,000	775
Zoetis, Inc. 2% 5/15/30		70,000	57,367
			160,464
TOTAL HEALTH CARE			490,229

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6% 2/15/28 (b)		16,000	14,991
Howmet Aerospace, Inc. 3% 1/15/29		2,000	1,718
Triumph Group, Inc.:
8.875% 6/1/24(b)		5,000	5,202
9% 3/15/28(b)(e)		5,000	5,000
			26,911
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/30 (b)		5,000	4,801

Building Products - 0.6%
Carrier Global Corp. 2.493% 2/15/27		70,000	63,092
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		4,000	2,900
			65,992
Commercial Services & Supplies - 0.4%
APX Group, Inc. 5.75% 7/15/29 (b)		6,000	5,027
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		7,000	5,857
Covanta Holding Corp. 4.875% 12/1/29 (b)		19,000	16,048
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,727
Stericycle, Inc.:
3.875% 1/15/29(b)		12,000	10,287
5.375% 7/15/24(b)		7,000	6,897
			48,843
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		6,000	5,738
Pike Corp. 5.5% 9/1/28 (b)		2,000	1,736
Railworks Holdings LP 8.25% 11/15/28 (b)		5,000	4,679
			12,153
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		4,000	3,482
Regal Rexnord Corp.:
6.05% 4/15/28(b)		2,000	1,956
6.3% 2/15/30(b)		2,000	1,957
Sensata Technologies BV 4% 4/15/29 (b)		4,000	3,528
			10,923
Industrial Conglomerates - 0.5%
Honeywell International, Inc. 1.75% 9/1/31		70,000	55,382

Machinery - 1.1%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29		70,000	64,458
Otis Worldwide Corp. 2.565% 2/15/30		70,000	58,981
Vertical Holdco GmbH 7.625% 7/15/28 (b)		2,000	1,836
			125,275
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		5,000	3,763

Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		2,000	1,655

Road & Rail - 0.1%
Hertz Corp. 4.625% 12/1/26 (b)		6,000	5,343

Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		6,000	5,358

TOTAL INDUSTRIALS			366,399

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		8,000	6,520
HTA Group Ltd. 7% 12/18/25 (b)		4,000	3,781
			10,301
Electronic Equipment & Components - 0.6%
Coherent Corp. 5% 12/15/29 (b)		5,000	4,381
Dell International LLC/EMC Corp. 6.2% 7/15/30		60,000	60,920
			65,301
IT Services - 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		14,000	11,729
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)		2,000	1,218
Tempo Acquisition LLC 5.75% 6/1/25 (b)		3,000	2,970
Twilio, Inc. 3.625% 3/15/29		9,000	7,561
Virtusa Corp. 7.125% 12/15/28 (b)		6,000	4,983
			28,461
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom, Inc. 2.6% 2/15/33 (b)		5,000	3,779
Entegris Escrow Corp. 5.95% 6/15/30 (b)		10,000	9,301
Entegris, Inc. 3.625% 5/1/29 (b)		14,000	11,609
Micron Technology, Inc. 2.703% 4/15/32		70,000	53,112
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		70,000	54,926
onsemi 3.875% 9/1/28 (b)		1,000	879
			133,606
Software - 0.3%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		4,000	3,460
Elastic NV 4.125% 7/15/29 (b)		14,000	11,490
Gen Digital, Inc. 5% 4/15/25 (b)		7,000	6,800
MicroStrategy, Inc. 6.125% 6/15/28 (b)		2,000	1,660
NCR Corp. 6.125% 9/1/29 (b)		7,500	7,294
Open Text Corp. 3.875% 12/1/29 (b)		7,000	5,650
Open Text Holdings, Inc. 4.125% 2/15/30 (b)		5,000	4,114
			40,468
TOTAL INFORMATION TECHNOLOGY			278,137

MATERIALS - 1.9%
Chemicals - 1.0%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		80,000	61,769
Methanex Corp.:
5.125% 10/15/27		5,000	4,700
5.65% 12/1/44		15,000	12,225
NOVA Chemicals Corp.:
4.875% 6/1/24(b)		5,000	4,900
5.25% 6/1/27(b)		5,000	4,500
Nufarm Australia Ltd. 5% 1/27/30 (b)		5,000	4,365
Olympus Water U.S. Holding Corp. 6.25% 10/1/29 (b)		9,000	7,295
The Chemours Co. LLC 4.625% 11/15/29 (b)		19,000	15,420
			115,174
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		1,000	954
VM Consolidated, Inc. 5.5% 4/15/29 (b)		14,000	12,398
			13,352
Containers & Packaging - 0.2%
Berry Global, Inc. 5.625% 7/15/27 (b)		15,000	14,438
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		5,000	4,770
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		5,000	4,775
			23,983
Metals & Mining - 0.5%
ATI, Inc. 4.875% 10/1/29		6,000	5,372
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)		3,000	2,270
Eldorado Gold Corp. 6.25% 9/1/29 (b)		5,000	4,397
ERO Copper Corp. 6.5% 2/15/30 (b)		11,000	9,309
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		5,000	4,678
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)		10,000	9,450
IAMGOLD Corp. 5.75% 10/15/28 (b)		3,000	2,243
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		7,000	6,773
Mineral Resources Ltd. 8.5% 5/1/30 (b)		12,000	12,015
			56,507
Paper & Forest Products - 0.1%
Domtar Corp. 6.75% 10/1/28 (b)		4,000	3,600
Mercer International, Inc. 5.125% 2/1/29		5,000	4,100
			7,700
TOTAL MATERIALS			216,716

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		110,000	84,155
Boston Properties, Inc.:
2.45% 10/1/33		110,000	80,328
6.75% 12/1/27		8,000	8,303
Corporate Office Properties LP 2% 1/15/29		80,000	61,583
Hudson Pacific Properties LP 5.95% 2/15/28		54,000	50,199
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		5,000	3,738
5% 10/15/27		24,000	19,700
Prologis LP 2.875% 11/15/29		100,000	86,787
SBA Communications Corp. 3.125% 2/1/29		4,000	3,303
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)		5,000	5,001
Uniti Group, Inc. 6% 1/15/30 (b)		17,000	10,537
WP Carey, Inc. 2.45% 2/1/32		110,000	86,921
			500,555
Real Estate Management & Development - 1.3%
CBRE Group, Inc. 2.5% 4/1/31		70,000	56,884
Howard Hughes Corp. 4.375% 2/1/31 (b)		10,000	8,148
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		3,000	2,055
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		7,000	6,178
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	77,070
			150,335
TOTAL REAL ESTATE			650,890

UTILITIES - 7.8%
Electric Utilities - 3.2%
Duke Energy Carolinas LLC 3.95% 11/15/28		90,000	85,772
NextEra Energy Capital Holdings, Inc. 1.9% 6/15/28		70,000	59,177
Northern States Power Co. 2.25% 4/1/31		110,000	90,807
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		70,000	65,775
PG&E Corp. 5% 7/1/28		5,000	4,565
Wisconsin Electric Power Co. 4.75% 9/30/32		65,000	63,527
			369,623
Independent Power and Renewable Electricity Producers - 1.5%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		12,000	10,591
Sunnova Energy Corp. 5.875% 9/1/26 (b)		10,000	8,714
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		4,000	3,458
The AES Corp.:
1.375% 1/15/26		70,000	61,947
2.45% 1/15/31		113,000	89,760
			174,470
Multi-Utilities - 3.1%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		100,000	89,375
Dominion Energy, Inc. 2.25% 8/15/31		110,000	86,985
NiSource, Inc. 1.7% 2/15/31		120,000	91,470
Puget Energy, Inc. 4.224% 3/15/32		100,000	88,420
			356,250
TOTAL UTILITIES			900,343

TOTAL NONCONVERTIBLE BONDS			5,796,889
TOTAL CORPORATE BONDS (Cost $6,284,497)			5,819,411

U.S. Treasury Obligations - 19.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.91% 4/20/23	700,000	695,538
U.S. Treasury Bonds:
2.25% 2/15/52	1,170,000	834,212
3.375% 8/15/42	80,000	72,025
5% 5/15/37	5,000	5,590
U.S. Treasury Notes:
2.5% 4/30/24	350,000	339,541
2.5% 3/31/27	50,000	46,633
3.5% 1/31/30	50,000	48,289
3.5% 2/15/33	250,000	241,758
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,473,552)		2,283,586

U.S. Government Agency - Mortgage Securities - 24.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.7%
2% 11/1/51	49,996	40,715
2.5% 11/1/51 to 1/1/52	99,803	84,733
3% 5/1/52	23,996	21,120
3.5% 6/1/52	99,726	90,823
4% 9/1/52	49,164	46,377
4.5% 7/1/52	24,293	23,726
TOTAL FANNIE MAE		307,494
Freddie Mac - 2.6%
2% 11/1/51	174,983	142,719
2.5% 12/1/51	49,013	41,531
4.5% 12/1/52	49,646	47,820
5% 3/1/53	75,000	73,737
TOTAL FREDDIE MAC		305,807
Ginnie Mae - 3.9%
2% 2/20/51	23,782	20,045
2% 3/1/53 (e)	50,000	41,909
2% 3/1/53 (e)	50,000	41,909
2% 3/1/53 (e)	50,000	41,909
2% 4/1/53 (e)	50,000	41,954
2% 4/1/53 (e)	50,000	41,954
2.5% 3/1/53 (e)	50,000	43,238
2.5% 3/1/53 (e)	50,000	43,238
2.5% 3/1/53 (e)	25,000	21,619
3% 3/1/53 (e)	50,000	44,603
3% 3/1/53 (e)	25,000	22,301
3.5% 3/1/53 (e)	25,000	22,980
3.5% 3/1/53 (e)	25,000	22,980
TOTAL GINNIE MAE		450,639
Uniform Mortgage Backed Securities - 14.9%
1.5% 3/1/53 (e)	50,000	38,607
2% 3/1/38 (e)	50,000	44,376
2% 3/1/38 (e)	50,000	44,376
2% 3/1/38 (e)	100,000	88,752
2% 4/1/38 (e)	50,000	44,431
2% 4/1/38 (e)	150,000	133,292
2% 3/1/53 (e)	50,000	40,713
2% 3/1/53 (e)	150,000	122,138
2% 3/1/53 (e)	100,000	81,425
2% 3/1/53 (e)	150,000	122,138
2% 4/1/53 (e)	100,000	81,523
2% 4/1/53 (e)	150,000	122,285
2.5% 3/1/53 (e)	150,000	127,078
2.5% 3/1/53 (e)	75,000	63,539
2.5% 3/1/53 (e)	50,000	42,359
2.5% 4/1/53 (e)	50,000	42,402
3% 3/1/38 (e)	50,000	46,664
3% 3/1/53 (e)	50,000	43,979
3% 3/1/53 (e)	100,000	87,957
3% 3/1/53 (e)	50,000	43,978
3% 3/1/53 (e)	25,000	21,989
3% 4/1/53 (e)	100,000	88,035
3% 4/1/53 (e)	50,000	44,018
4% 3/1/53 (e)	75,000	70,348
4.5% 3/1/53 (e)	25,000	24,069
4.5% 3/1/53 (e)	25,000	24,069
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,734,540
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,864,252)		2,798,480

Asset-Backed Securities - 8.6%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (b)(c)(d)	250,000	247,167
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.8924% 7/15/33 (b)(c)(d)	250,000	246,216
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.8577% 4/20/34 (b)(c)(d)	100,000	97,185
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	48,500	40,879
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (b)(c)(d)	320,000	313,990
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	54,000	50,470
TOTAL ASSET-BACKED SECURITIES (Cost $1,011,046)		995,907

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, 1 month U.S. LIBOR + 0.650% 5.238% 8/15/36 (b)(c)(d)	125,000	118,360
SLG Office Trust sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (b)	100,000	80,769
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $209,341)		199,129

Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (a)	Value ($)
German Federal Republic 0% 8/15/31 (Cost $22,438)	EUR	27,000	23,021

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Charter Communications, Inc. Class A (f)	4	1,470
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Aptiv PLC (f)	12	1,395
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury, Inc. (f)	19	1,584
EQT Corp.	30	995
New Fortress Energy, Inc.	57	1,880
		4,459
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. (f)	200	330
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	10	1,576
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Coherent Corp. (f)	31	1,337
TOTAL COMMON STOCKS (Cost $10,487)		10,567

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.0646% 6/21/24 (c)(d)(g)	2,976	2,808
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (c)(d)(g)	5,000	4,588
TOTAL BANK LOAN OBLIGATIONS (Cost $7,274)		7,396

Preferred Securities - 1.6%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Telefonica Europe BV 2.502% (Reg. S) (c)(h)	EUR	100,000	92,767
CONSUMER STAPLES - 0.8%
Food Products - 0.8%
Danone SA 1% (Reg. S) (c)(h)	EUR	100,000	90,441
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(h)		10,000	7,855
TOTAL PREFERRED SECURITIES (Cost $207,043)			191,063

Money Market Funds - 12.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (i) (Cost $1,411,483)	1,411,201	1,411,483

TOTAL INVESTMENT IN SECURITIES - 118.4% (Cost $14,501,413)	13,740,043
NET OTHER ASSETS (LIABILITIES) - (18.4)%	(2,132,408)
NET ASSETS - 100.0%	11,607,635

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/53	(50,000)	(41,909)
2% 3/1/53	(50,000)	(41,909)

TOTAL GINNIE MAE		(83,818)

Uniform Mortgage Backed Securities
2% 3/1/38	(50,000)	(44,376)
2% 3/1/38	(150,000)	(133,128)
2% 3/1/53	(100,000)	(81,425)
2% 3/1/53	(50,000)	(40,713)
2% 3/1/53	(50,000)	(40,713)
2% 3/1/53	(50,000)	(40,713)
2% 3/1/53	(150,000)	(122,138)
2.5% 3/1/53	(50,000)	(42,359)
2.5% 3/1/53	(50,000)	(42,359)
3% 3/1/53	(100,000)	(87,957)
3% 3/1/53	(50,000)	(43,978)
3% 3/1/53	(25,000)	(21,989)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(741,848)

TOTAL TBA SALE COMMITMENTS (Proceeds $831,894)		(825,666)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Jun 2023	203,727	(463)	(463)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Jun 2023	214,109	(270)	(270)

TOTAL PURCHASED					(733)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	1	Mar 2023	121,826	4,712	4,712

TOTAL FUTURES CONTRACTS					3,979
The notional amount of futures purchased as a percentage of Net Assets is 3.6%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $542,861.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	1,000	USD	1,062	BNP Paribas S.A.	4/20/23	(2)
EUR	1,000	USD	1,071	Bank of America, N.A.	4/20/23	(10)
EUR	1,000	USD	1,068	Brown Brothers Harriman & Co	4/20/23	(7)
EUR	4,000	USD	4,258	JPMorgan Chase Bank, N.A.	4/20/23	(14)
GBP	1,000	USD	1,206	Bank of America, N.A.	4/20/23	(2)
GBP	2,000	USD	2,425	JPMorgan Chase Bank, N.A.	4/20/23	(17)
USD	390,908	EUR	361,000	BNP Paribas S.A.	4/20/23	7,946
USD	1,090	EUR	1,000	BNP Paribas S.A.	4/20/23	29
USD	2,182	EUR	2,000	Brown Brothers Harriman & Co	4/20/23	60
USD	1,076	EUR	1,000	Brown Brothers Harriman & Co	4/20/23	15
USD	1,080	EUR	1,000	Citibank, N. A.	4/20/23	20
USD	2,171	EUR	2,000	JPMorgan Chase Bank, N.A.	4/20/23	49
USD	4,365	EUR	4,000	JPMorgan Chase Bank, N.A.	4/20/23	121
USD	2,199	EUR	2,000	JPMorgan Chase Bank, N.A.	4/20/23	77
USD	1,076	EUR	1,000	JPMorgan Chase Bank, N.A.	4/20/23	15
USD	1,060	EUR	1,000	JPMorgan Chase Bank, N.A.	4/20/23	(1)
USD	103,873	GBP	85,000	Bank of America, N.A.	4/20/23	1,536
USD	1,238	GBP	1,000	Bank of America, N.A.	4/20/23	34
USD	1,234	GBP	1,000	Brown Brothers Harriman & Co	4/20/23	30
USD	1,228	GBP	1,000	JPMorgan Chase Bank, N.A.	4/20/23	24
USD	1,220	GBP	1,000	State Street Bank and Trust Co	4/20/23	16

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						9,919

Unrealized Appreciation						9,972
Unrealized Depreciation						(53)
For the period, the average contract value for forward foreign currency contracts was $495,422. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,508,411 or 21.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	-	2,727,303	1,315,820	33,248	-	-	1,411,483	0.0%
Total	-	2,727,303	1,315,820	33,248	-	-	1,411,483

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,470	1,470	-	-
Consumer Discretionary	1,395	1,395	-	-
Energy	4,459	4,459	-	-
Health Care	330	330	-	-
Industrials	1,576	1,576	-	-
Information Technology	1,337	1,337	-	-

Corporate Bonds	5,819,411	-	5,819,411	-

U.S. Government and Government Agency Obligations	2,283,586	-	2,283,586	-

U.S. Government Agency - Mortgage Securities	2,798,480	-	2,798,480	-

Asset-Backed Securities	995,907	-	995,907	-

Commercial Mortgage Securities	199,129	-	199,129	-

Foreign Government and Government Agency Obligations	23,021	-	23,021	-

Bank Loan Obligations	7,396	-	7,396	-

Preferred Securities	191,063	-	191,063	-

Money Market Funds	1,411,483	1,411,483	-	-
Total Investments in Securities:	13,740,043	1,422,050	12,317,993	-
Derivative Instruments:

Assets
Futures Contracts	4,712	4,712	-	-
Forward Foreign Currency Contracts	9,972	-	9,972	-
Total Assets	14,684	4,712	9,972	-

Liabilities
Futures Contracts	(733)	(733)	-	-
Forward Foreign Currency Contracts	(53)	-	(53)	-
Total Liabilities	(786)	(733)	(53)	-
Total Derivative Instruments:	13,898	3,979	9,919	-
Other Financial Instruments:

TBA Sale Commitments	(825,666)	-	(825,666)	-
Total Other Financial Instruments:	(825,666)	-	(825,666)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	9,972	(53)
Total Foreign Exchange Risk	9,972	(53)
Interest Rate Risk
Futures Contracts (b)	4,712	(733)
Total Interest Rate Risk	4,712	(733)
Total Value of Derivatives	14,684	(786)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Sustainable Core Plus Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,089,930)	$12,328,560
Fidelity Central Funds (cost $1,411,483)	1,411,483

Total Investment in Securities (cost $14,501,413)		$13,740,043
Segregated cash with brokers for derivative instruments		6,404
Cash		13,299
Foreign currency held at value (cost $6,108)		6,003
Receivable for investments sold		248,410
Receivable for TBA sale commitments		831,894
Unrealized appreciation on forward foreign currency contracts		9,972
Interest receivable		81,403
Distributions receivable from Fidelity Central Funds		5,681
Receivable for daily variation margin on futures contracts		490
Total assets		14,943,599
Liabilities
Payable for investments purchased
Regular delivery	$244,430
Delayed delivery	2,220,033
TBA sale commitments, at value	825,666
Unrealized depreciation on forward foreign currency contracts	53
Distributions payable	42,250
Accrued management fee	3,532
Total Liabilities		3,335,964
Net Assets		$11,607,635
Net Assets consist of:
Paid in capital		$12,505,876
Total accumulated earnings (loss)		(898,241)
Net Assets		$11,607,635
Net Asset Value , offering price and redemption price per share ($11,607,635 ÷ 250,000 shares)		$46.43

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$1,484
Interest		217,992
Income from Fidelity Central Funds		33,248
Total Income		252,724
Expenses
Management fee	$21,022
Independent trustees' fees and expenses	23
Total expenses before reductions	21,045
Expense reductions	(605)
Total expenses after reductions		20,440
Net Investment income (loss)		232,284
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(113,903)
Forward foreign currency contracts	(13,701)
Foreign currency transactions	4,653
Futures contracts	(13,503)
Total net realized gain (loss)		(136,454)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(254,554)
Forward foreign currency contracts	(1,894)
Assets and liabilities in foreign currencies	102
Futures contracts	5,116
TBA Sale commitments	6,228
Total change in net unrealized appreciation (depreciation)		(245,002)
Net gain (loss)		(381,456)
Net increase (decrease) in net assets resulting from operations		$(149,172)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	For the period April 19, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$232,284	$124,753
Net realized gain (loss)	(136,454)	26,876
Change in net unrealized appreciation (depreciation)	(245,002)	(496,448)
Net increase (decrease) in net assets resulting from operations	(149,172)	(344,819)
Distributions to shareholders	(279,750)	(124,500)
Share transactions
Proceeds from sales of shares	-	12,505,876
Net increase (decrease) in net assets resulting from share transactions	-	12,505,876
Total increase (decrease) in net assets	(428,922)	12,036,557

Net Assets
Beginning of period	12,036,557	-
End of period	$11,607,635	$12,036,557

Other Information
Shares
Sold	-	250,000
Redeemed	-	-
Net increase (decrease)	-	250,000

Financial Highlights
Fidelity® Sustainable Core Plus Bond ETF

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$48.15	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.929	.499
Net realized and unrealized gain (loss)	(1.530)	(1.851)
Total from investment operations	(.601)	(1.352)
Distributions from net investment income	(1.090)	(.498)
Distributions from net realized gain	(.029)	-
Total distributions	(1.119)	(.498)
Net asset value, end of period	$46.43	$48.15
Total Return D,E,F	(1.22)%	(2.72)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36% I	.36% I
Expenses net of fee waivers, if any	.36% I	.36% I
Expenses net of all reductions	.35% I	.36% I
Net investment income (loss)	4.01% I	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,608	$12,037
Portfolio turnover rate J	354% I	11% K

A For the period April 19, 2022 (commencement of operations) through August 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Based on net asset value.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity® Sustainable Low Duration Bond ETF
Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 13.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Sustainable Low Duration Bond ETF
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 67.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 5.0552% 3/25/24 (b)(c)	25,000	25,001
0.9% 3/25/24	35,000	33,377
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 4.913% 3/22/24 (b)(c)	50,000	49,968
0.75% 3/22/24	25,000	23,823
		132,169
Media - 1.5%
Discovery Communications LLC 3.8% 3/13/24	25,000	24,528
Magallanes, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.1741% 3/15/24 (b)(c)(d)	25,000	25,171
3.428% 3/15/24 (d)	25,000	24,400
		74,099
TOTAL COMMUNICATION SERVICES		206,268
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 1.5%
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 5.0719% 10/15/24 (b)(c)	25,000	24,804
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.1077% 3/8/24 (b)(c)	50,000	49,898
		74,702
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.9745% 2/14/24 (b)(c)	25,000	24,964
Specialty Retail - 2.5%
AutoZone, Inc. 3.125% 7/15/23	25,000	24,788
The Home Depot, Inc.:
2.7% 4/1/23	75,000	74,843
3.75% 2/15/24	25,000	24,673
		124,304
TOTAL CONSUMER DISCRETIONARY		223,970
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chevron Corp. 1.141% 5/11/23	50,000	49,621
FINANCIALS - 35.4%
Banks - 23.1%
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 4.9036% 1/10/25 (b)(c)	40,000	39,931
3.3% 2/5/24	25,000	24,504
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8925% 7/31/24 (b)(c)	50,000	49,934
3.4% 2/11/24	25,000	24,525
BNP Paribas SA 3.25% 3/3/23	50,000	49,998
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 5.2168% 3/17/23 (b)(c)	75,000	75,019
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	35,000	34,860
0.981% 5/1/25 (b)	50,000	47,220
3.375% 3/1/23	50,000	50,000
Fifth Third Bancorp:
1.625% 5/5/23	25,000	24,840
3.65% 1/25/24	25,000	24,644
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.9815% 3/16/24 (b)(c)	75,000	75,006
0.563% 2/16/25 (b)	25,000	23,707
3.375% 5/1/23	25,000	24,926
4.023% 12/5/24 (b)	25,000	24,674
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 5.5186% 3/2/23 (b)(c)	75,000	75,000
3.455% 3/2/23	75,000	75,000
PNC Financial Services Group, Inc. 3.5% 1/23/24	25,000	24,608
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 4.7767% 10/7/24 (b)(c)	50,000	49,888
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 4.8666% 7/29/24 (b)(c)	50,000	49,925
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.9461% 10/26/23 (b)(c)	50,000	50,055
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.6748% 3/4/24 (b)(c)	50,000	49,952
0.75% 6/12/23	50,000	49,406
2.35% 3/8/24	25,000	24,243
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.7538% 6/9/25 (b)(c)	25,000	24,806
Wells Fargo & Co.:
1.654% 6/2/24 (b)	50,000	49,506
4.125% 8/15/23	35,000	34,841
		1,151,018
Capital Markets - 3.9%
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 5.7841% 3/15/24 (b)(c)	75,000	75,533
1.757% 1/24/25 (b)	50,000	48,127
Morgan Stanley:
0.791% 1/22/25 (b)	25,000	23,906
3.62% 4/17/25 (b)	25,000	24,422
State Street Corp. 3.7% 11/20/23	25,000	24,715
		196,703
Consumer Finance - 4.6%
Ally Financial, Inc.:
1.45% 10/2/23	25,000	24,367
3.875% 5/21/24	25,000	24,478
American Express Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 4.7786% 11/3/23 (b)(c)	50,000	49,911
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.9054% 5/9/25 (b)(c)	15,000	14,996
1.343% 12/6/24 (b)	25,000	24,096
2.6% 5/11/23	25,000	24,877
3.9% 1/29/24	25,000	24,642
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.0717% 12/29/23 (b)(c)	20,000	20,073
2.9% 3/30/23	25,000	24,955
		232,395
Diversified Financial Services - 1.8%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.2511% 5/24/24 (b)(c)(d)	40,000	39,754
Equitable Holdings, Inc. 3.9% 4/20/23	25,000	24,935
Jackson Financial, Inc. 1.125% 11/22/23	25,000	24,229
		88,918
Insurance - 2.0%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 4.8301% 4/6/23 (b)(c)(d)	75,000	74,974
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	25,000	24,580
		99,554
TOTAL FINANCIALS		1,768,588
HEALTH CARE - 4.7%
Biotechnology - 1.3%
AbbVie, Inc.:
2.85% 5/14/23	25,000	24,891
3.85% 6/15/24	25,000	24,530
Amgen, Inc. 5.25% 3/2/25 (e)	15,000	14,967
		64,388
Health Care Providers & Services - 2.7%
Cigna Group 0.613% 3/15/24	35,000	33,326
Elevance Health, Inc. 0.45% 3/15/23	25,000	24,958
UnitedHealth Group, Inc. 2.875% 3/15/23	75,000	74,938
		133,222
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.9846% 10/18/24 (b)(c)	35,000	34,965
TOTAL HEALTH CARE		232,575
INDUSTRIALS - 1.5%
Machinery - 1.5%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 4.6365% 9/13/24 (b)(c)	75,000	74,821
INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment & Components - 0.5%
Dell International LLC/EMC Corp. 5.45% 6/15/23	25,000	24,982
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6746% 10/1/24 (b)(c)	50,000	49,496
Software - 2.2%
Microsoft Corp. 2.375% 5/1/23	50,000	49,776
Roper Technologies, Inc.:
2.35% 9/15/24	25,000	23,865
3.65% 9/15/23	35,000	34,629
		108,270
TOTAL INFORMATION TECHNOLOGY		182,748
MATERIALS - 0.5%
Chemicals - 0.5%
The Mosaic Co. 4.25% 11/15/23	25,000	24,810
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 4.8747% 1/11/24 (b)(c)	75,000	74,819
UTILITIES - 10.4%
Electric Utilities - 8.6%
Duke Energy Carolinas LLC 3.05% 3/15/23	75,000	74,938
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6101% 6/10/23 (b)(c)	25,000	24,979
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.8037% 8/15/23 (b)(c)	50,000	49,901
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 4.7164% 6/28/24 (b)(c)	50,000	49,322
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.9486% 11/3/23 (b)(c)	50,000	49,979
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.2546% 4/1/24 (b)(c)	75,000	74,903
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.9251% 5/10/23 (b)(c)	25,000	24,990
2.95% 7/1/23	25,000	24,791
Tampa Electric Co. 3.875% 7/12/24	7,000	6,838
Virginia Electric & Power Co. 2.75% 3/15/23	50,000	49,953
		430,594
Gas Utilities - 1.0%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 5.1027% 9/14/23 (b)(c)	50,000	49,929
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.2048% 5/13/24 (b)(c)	40,000	39,808
TOTAL UTILITIES		520,331
TOTAL NONCONVERTIBLE BONDS (Cost $3,360,743)		3,358,551

U.S. Treasury Obligations - 27.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.63% to 5.03% 11/2/23 to 1/25/24	1,100,000	1,054,157
U.S. Treasury Notes 3% 6/30/24	300,000	291,891
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,349,804)		1,346,048

Asset-Backed Securities - 5.4%
	Principal Amount (a)	Value ($)
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A2, 5.27% 2/25/25	9,000	8,996
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.0041% 12/26/24 (b)(c)	16,166	16,174
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	15,976	15,659
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	10,000	9,991
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	6,583	6,359
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.0012% 5/15/25 (b)(c)	4,946	4,947
Series 2022-3 Class A2A, 3.81% 9/15/25	10,791	10,703
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (d)	11,000	10,934
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.0012% 10/15/24 (b)(c)	5,492	5,495
Ford Credit Auto Owner Trust Series 2022-C Class A2A, 4.52% 4/15/25	10,000	9,957
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	6,000	5,991
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 5.0012% 2/15/25 (b)(c)	8,684	8,689
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	24,741	24,177
Series 2022-2 Class A2, 2.93% 10/21/24	7,225	7,136
Series 2023-A Class A2A, 5.27% 6/20/25	13,000	12,997
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	21,385	21,170
Series 2022-4 Class A2A, 4.6% 11/17/25	9,000	8,949
Series 2023-1 Class A2A, 5.19% 3/16/26	6,000	5,992
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	13,482	13,357
Series 2022-C, Class A2A, 5.35% 11/17/25	17,000	16,997
Mercedes-Benz Auto Receivables Series 2023-1 Class A2, 5.09% 1/15/26	7,000	6,983
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	19,000	18,990
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	12,000	11,973
World Omni Auto Receivables Trust Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 4.9712% 10/15/25 (b)(c)	9,335	9,338
TOTAL ASSET-BACKED SECURITIES (Cost $272,682)		271,954

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (f) (Cost $16,818)	16,815	16,818

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,000,047)	4,993,371
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,277)
NET ASSETS - 100.0%	4,991,094

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $175,233 or 3.5% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	513,294	1,673,589	2,170,065	2,979	-	-	16,818	0.0%
Total	513,294	1,673,589	2,170,065	2,979	-	-	16,818

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	3,358,551	-	3,358,551	-

U.S. Government and Government Agency Obligations	1,346,048	-	1,346,048	-

Asset-Backed Securities	271,954	-	271,954	-

Money Market Funds	16,818	16,818	-	-
Total Investments in Securities:	4,993,371	16,818	4,976,553	-

Fidelity® Sustainable Low Duration Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,983,229)	$4,976,553
Fidelity Central Funds (cost $16,818)	16,818

Total Investment in Securities (cost $5,000,047)		$4,993,371
Cash		48,717
Interest receivable		29,587
Distributions receivable from Fidelity Central Funds		647
Total assets		5,072,322
Liabilities
Payable for investments purchased
Regular delivery	$48,717
Delayed delivery	14,990
Distributions payable	16,000
Accrued management fee	1,521
Total Liabilities		81,228
Net Assets		$4,991,094
Net Assets consist of:
Paid in capital		$5,001,573
Total accumulated earnings (loss)		(10,479)
Net Assets		$4,991,094
Net Asset Value , offering price and redemption price per share ($4,991,094 ÷ 100,000 shares)		$49.91

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$85,666
Income from Fidelity Central Funds		2,979
Total Income		88,645
Expenses
Management fee	$7,476
Independent trustees' fees and expenses	10
Total expenses before reductions	7,486
Expense reductions	(22)
Total expenses after reductions		7,464
Net Investment income (loss)		81,181
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,757)
Total net realized gain (loss)		(6,757)
Change in net unrealized appreciation (depreciation) on investment securities		13,622
Net gain (loss)		6,865
Net increase (decrease) in net assets resulting from operations		$88,046
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	For the period April 19, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,181	$27,839
Net realized gain (loss)	(6,757)	(265)
Change in net unrealized appreciation (depreciation)	13,622	(20,299)
Net increase (decrease) in net assets resulting from operations	88,046	7,275
Distributions to shareholders	(78,700)	(27,100)
Share transactions
Proceeds from sales of shares	2,495,935	5,000,824
Cost of shares redeemed	(2,495,186)	-
Net increase (decrease) in net assets resulting from share transactions	749	5,000,824
Total increase (decrease) in net assets	10,095	4,980,999

Net Assets
Beginning of period	4,980,999	-
End of period	$4,991,094	$4,980,999

Other Information
Shares
Sold	50,000	100,000
Redeemed	(50,000)	-
Net increase (decrease)	-	100,000

Financial Highlights
Fidelity® Sustainable Low Duration Bond ETF

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$49.81	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.812	.278
Net realized and unrealized gain (loss)	.075	(.197)
Total from investment operations	.887	.081
Distributions from net investment income	(.787)	(.271)
Total distributions	(.787)	(.271)
Net asset value, end of period	$49.91	$49.81
Total Return D,E,F	1.80%	.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.30% I	.30% I
Expenses net of fee waivers, if any	.30% I	.30% I
Expenses net of all reductions	.30% I	.30% I
Net investment income (loss)	3.28% I	1.52% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,991	$4,981
Portfolio turnover rate J	15% I	4% K

A For the period April 19, 2022 (commencement of operations) through August 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1.   Organization.
Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes   and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period   and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost   and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, premium and discount on debt securities, equity-debt classifications, foreign currency transactions, futures transactions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Sustainable Core Plus Bond ETF.	$14,501,198	$28,014	$(775,271)	$(747,257)
Fidelity Sustainable Low Duration Bond ETF	5,000,041	3,592	(10,262)	(6,670)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Sustainable Low Duration Bond ETF	$(265)	$-	$(265)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Sustainable Core Plus Bond ETF
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(13,701)	$(1,894)
Total Foreign Exchange Risk	(13,701)	(1,894)
Interest Rate Risk
Futures Contracts	(13,503)	5,116
Total Interest Rate Risk	(13,503)	5,116
Totals	$(27,204)	$3,222

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond ETF	15,428,566	14,096,383
Fidelity Sustainable Low Duration Bond ETF	1,064,981	179,573
6.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Sustainable Core Plus Bond ETF	.36%
Fidelity Sustainable Low Duration Bond ETF	.30%

During March 2023, the Board approved changes to the management fee for Fidelity Sustainable Low Duration Bond ETF effective April 1, 2023. Fidelity Sustainable Low Duration Bond ETF will pay a monthly management fee that is based on an annual rate of .20% of Fidelity Sustainable Low Duration Bond ETF's average net assets. Under the management contract, the investment adviser will pay all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Core Plus Bond ETF	1,289	-	-
Fidelity Sustainable Low Duration Bond ETF	-	-	-
7.   Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Sustainable Core Plus Bond ETF	$605
Fidelity Sustainable Low Duration Bond ETF	22
8.   Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Sustainable Core Plus Bond ETF	.36%
Actual		$ 1,000	$ 987.80	$ 1.77
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81

Fidelity® Sustainable Low Duration Bond ETF **	.30%
Actual		$ 1,000	$ 1,018.00	$ 1.50
Hypothetical- B		$ 1,000	$ 1,023.31	$ 1.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective April 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® Sustainable Low Duration Bond ETF	.20%
Actual		$ 1.00
Hypothetical - B		$ 1.00

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904944.100
CPB-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 20, 2023